UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—April 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2019 Vanguard Selected Value Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•             Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

Selected Value Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,085.16	$1.60
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.26	1.56

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.31%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Selected Value Fund

Sector Diversification

As of April 30, 2019

Communication Services	2.0%
Consumer Discretionary	15.4
Consumer Staples	1.2
Energy	7.9
Financials	24.7
Health Care	2.1
Industrials	21.0
Information Technology	10.1
Materials	5.1
Other	0.0
Real Estate	5.7
Utilities	4.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Selected Value Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (95.9%)[1]
Communication Services (1.8%)
^	Meredith Corp.	1,182,867	69,789
	Interpublic Group of Cos. Inc.	2,165,722	49,812
	Omnicom Group Inc.	285,382	22,839
	News Corp. Class A	580,113	7,205
			149,645
Consumer Discretionary (14.8%)
	Dollar General Corp.	1,106,081	139,466
	Royal Caribbean Cruises Ltd.	1,104,408	133,567
	Advance Auto Parts Inc.	762,434	126,808
*	Norwegian Cruise Line Holdings Ltd.	2,145,897	121,007
	Lennar Corp. Class A	2,147,930	111,757
	Wyndham Hotels & Resorts Inc.	1,999,301	111,401
	Aramark	3,342,872	103,896
	MGM Resorts International	3,802,036	101,248
*	Taylor Morrison Home Corp. Class A	3,989,443	77,236
	Lear Corp.	363,659	52,003
*	Mohawk Industries Inc.	320,091	43,612
	Newell Brands Inc.	2,571,382	36,977
	PVH Corp.	283,869	36,616
	Gildan Activewear Inc. Class A	632,461	23,319
	Foot Locker Inc.	233,050	13,333
	Toll Brothers Inc .	98,920	3,769
			1,236,015
Consumer Staples (1.1%)
	Coca-Cola European Partners plc	1,305,538	69,964
	Kellogg Co.	337,425	20,347
			90,311
Energy (7.7%)
^	Vermilion Energy Inc.	4,883,274	124,816
	Hess Corp.	1,928,715	123,669
*	Parsley Energy Inc. Class A	3,625,653	72,368
	Halliburton Co.	1,800,867	51,019
	Kosmos Energy Ltd.	6,438,660	43,075
	Golar LNG Ltd.	2,091,441	40,867
	TechnipFMC plc	1,648,322	40,532
	National Oilwell Varco Inc.	1,322,770	34,577
	Cenovus Energy Inc.	3,219,653	31,907
	Baker Hughes a GE Co. Class A	840,821	20,196
^,*	Chesapeake Energy Corp.	5,816,532	16,926
	Murphy Oil Corp.	352,996	9,616
	Ensco Rowan plc Class A	685,248	9,573
*	Noble Corp. plc	2,506,000	6,591
	Nabors Industries Ltd.	1,741,181	6,094
*	WPX Energy Inc.	400,879	5,568
			637,394
Financials (23.9%)
	Axis Capital Holdings Ltd.	3,535,291	200,981
	Willis Towers Watson plc	854,890	157,590
	Unum Group	4,048,194	149,459
	Fidelity National Financial Inc.	2,934,110	117,218
	New York Community Bancorp Inc.	9,797,824	113,949
	FNB Corp.	8,496,937	103,068
	Northern Trust Corp.	997,051	98,259
	Jefferies Financial Group Inc.	4,774,345	98,208
	CNA Financial Corp.	2,066,402	95,736
	Navient Corp.	5,453,608	73,678
	Everest Re Group Ltd.	300,292	70,719
	KKR & Co. Inc. Class A	2,750,798	67,257
	Voya Financial Inc.	1,218,871	66,904
	Regions Financial Corp.	4,105,725	63,762
	Element Fleet Management Corp.	8,914,100	55,293

4

Selected Value Fund

			Market
			Value•
		Shares	($000)
	KeyCorp	3,042,425	53,395
	Valley National Bancorp	4,871,908	51,058
	AXA Equitable Holdings Inc.	1,927,461	43,734
	SLM Corp.	4,236,673	43,045
	Fifth Third Bancorp	1,435,850	41,381
	Invesco Ltd.	1,501,950	32,998
	Webster Financial Corp.	528,766	28,093
	Allstate Corp.	251,853	24,949
	Torchmark Corp.	279,434	24,495
	Hanover Insurance Group Inc.	198,464	23,937
	Hartford Financial Services Group Inc.	424,208	22,190
	Legg Mason Inc.	639,775	21,400
	Franklin Resources Inc.	587,849	20,334
	MFA Financial Inc.	2,274,657	17,083
	Comerica Inc.	121,055	9,514
			1,989,687
Health Care (1.8%)
	Cardinal Health Inc.	1,089,555	53,072
*	Mylan NV	1,810,193	48,857
	Cigna Corp.	162,106	25,749
	McKesson Corp.	193,631	23,091
			150,769
Industrials (20.3%)
*	AerCap Holdings NV	3,700,000	183,668
*	Air France-KLM ADR	15,446,816	178,195
	Stanley Black & Decker Inc.	1,111,769	162,985
*	JetBlue Airways Corp.	6,704,707	124,372
	Spirit AeroSystems Holdings Inc. Class A	1,397,461	121,439
	Johnson Controls International plc	2,676,774	100,379
	Jacobs Engineering Group Inc.	1,230,142	95,877
	Ryder System Inc.	1,501,301	94,582
	Wabtec Corp.	948,521	70,257
	Owens Corning	1,316,609	67,503
	Nielsen Holdings plc	2,398,545	61,235
	BWX Technologies Inc.	1,188,245	60,719
*	JELD-WEN Holding Inc.	2,926,689	57,802
	Carlisle Cos. Inc.	386,716	54,689
	KBR Inc.	2,420,605	53,786
*	AECOM	1,328,216	45,027
	Actuant Corp. Class A	1,717,514	43,934
*	Avis Budget Group Inc.	1,159,232	41,211
	Terex Corp.	1,176,904	39,226
	Snap-on Inc.	214,256	36,055
			1,692,941
Information Technology (9.5%)
*	Micron Technology Inc.	3,672,900	154,482
^	Microchip Technology Inc.	1,269,207	126,781
	Marvell Technology Group Ltd.	4,583,885	114,689
	Total System Services Inc.	918,217	93,879
	Avnet Inc.	1,478,844	71,887
	Hewlett Packard Enterprise Co.	3,220,553	50,917
*	Anixter International Inc.	794,655	49,960
*	Arrow Electronics Inc.	304,204	25,708
	Genpact Ltd.	672,758	24,421
*	Flex Ltd.	1,991,393	21,985
	Jabil Inc.	711,890	21,506
	Juniper Networks Inc.	706,087	19,608
*	Celestica Inc.	2,081,919	14,844
			790,667
Materials (4.9%)
*	Kinross Gold Corp.	34,873,303	110,897
*	Axalta Coating Systems Ltd.	3,435,990	92,703
*	Element Solutions Inc.	7,502,757	81,480
	Gold Fields Ltd. ADR	19,946,600	74,800
*	IAMGOLD Corp.	13,311,507	40,334
*	Leagold Mining Corp.	6,787,563	7,802
			408,016
Other (0.0%)
*	Leagold Mining Corp Warrants Exp. 5/29/2020	2,944,713	—

Real Estate (5.5%)
	MGM Growth Properties LLC Class A	4,359,302	140,631
	Liberty Property Trust	2,752,895	136,653
	HCP Inc.	3,105,809	92,491
	GEO Group Inc.	2,893,850	57,935
^	Realogy Holdings Corp.	1,286,639	16,752
	Hospitality Properties Trust	583,800	15,179
			459,641
Utilities (4.6%)
	Xcel Energy Inc.	2,516,027	142,155
	Pinnacle West Capital Corp.	1,345,271	128,164
	Edison International	1,084,661	69,169
	Avangrid Inc.	827,790	42,391
			381,879
Total Common Stocks (Cost $6,641,829)			7,986,965

5

Selected Value Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (7.2%)[1]
Money Market Fund (7.1%)
2,3	Vanguard Market Liquidity Fund, 2.545%	5,904,104	590,470

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill, 2.411%, 5/23/19	3,000	2,995
4	United States Treasury Bill, 2.406%, 6/20/19	2,500	2,492
4	United States Treasury Bill, 2.386%, 7/5/19	1,200	1,195
			6,682
Total Temporary Cash Investments (Cost $597,123)			597,152
Total Investments (103.1%) (Cost $7,238,952)			8,584,117
Other Assets and Liabilities (-3.1%)
Other Assets			22,865
Liabilities[3]			(280,625)
			(257,760)
Net Assets (100%)
Applicable to 312,849,211 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			8,326,357
Net Asset Value Per Share			$26.61

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	7,993,647
Affiliated Issuers	590,470
Total Investments in Securities	8,584,117
Investment in Vanguard	400
Receivables for Investment Securities Sold	16,369
Receivables for Accrued Income	4,126
Receivables for Capital Shares Issued	1,700
Variation Margin Receivable— Futures Contracts	270
Total Assets	8,606,982
Liabilities
Payables for Investment Securities Purchased	43,475
Collateral for Securities on Loan	215,293
Payables to Investment Advisor	3,201
Payables for Capital Shares Redeemed	10,418
Payables to Vanguard	8,224
Other Liabilities	14
Total Liabilities	280,625
Net Assets	8,326,357

6

Selected Value Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	6,710,378
Total Distributable Earnings (Loss)	1,615,979
Net Assets	8,326,357

• See Note A in Notes to Financial Statements.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $206,046,000.

* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.6% and 5.5%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $215,293,000 of collateral received for securities on loan.

4 Securities with a value of $6,383,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	964		142,118	2,838

See accompanying Notes, which are an integral part of the Financial Statements.

7

Selected Value Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	83,921
Dividends—Affiliated Issuers	4,137
Interest—Unaffiliated Issuers	120
Interest—Affiliated Issuers	3,825
Securities Lending—Net	478
Total Income	92,481
Expenses
Investment Advisory Fees—Note B
Basic Fee	9,313
Performance Adjustment	(3,062)
The Vanguard Group—Note C
Management and Administrative	5,958
Marketing and Distribution	511
Custodian Fees	17
Shareholders’ Reports	90
Trustees’ Fees and Expenses	4
Total Expenses	12,831
Expenses Paid Indirectly	(209)
Net Expenses	12,622
Net Investment Income	79,859
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	219,440
Investment Securities Sold—Affiliated Issuers	1,089
Futures Contracts	5,827
Foreign Currencies	8
Realized Net Gain (Loss)	226,364
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	326,585
Investment Securities—Affiliated Issuers	17,355
Futures Contracts	8,350
Change in Unrealized Appreciation (Depreciation)	352,290
Net Increase (Decrease) in Net Assets Resulting from Operations	658,513

1 Dividends are net of foreign withholding taxes of $1,041,000.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Selected Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	79,859	166,466
Realized Net Gain (Loss)	226,364	763,198
Change in Unrealized Appreciation (Depreciation)	352,290	(1,822,298)
Net Increase (Decrease) in Net Assets Resulting from Operations	658,513	(892,634)
Distributions
Net Investment Income	(155,280)	(135,374)
Realized Capital Gain[1]	(665,160)	(859,146)
Total Distributions	(820,440)	(994,520)
Capital Share Transactions
Issued	481,205	1,443,090
Issued in Lieu of Cash Distributions	757,580	917,398
Redeemed	(1,561,508)	(2,236,747)
Net Increase (Decrease) from Capital Share Transactions	(322,723)	123,741
Total Increase (Decrease)	(484,650)	(1,763,413)
Net Assets
Beginning of Period	8,811,007	10,574,420
End of Period	8,326,357	8,811,007

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $74,529,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Selected Value Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.38	$33.15	$27.24	$28.15	$29.49	$28.07
Investment Operations
Net Investment Income	.248 [1]	.493 [1]	.449 [1]	.527	.478	.415
Net Realized and Unrealized Gain (Loss) on Investments	1.657	(3.153)	6.760	.030	(.245)	2.555
Total from Investment Operations	1.905	(2.660)	7.209	.557	.233	2.970
Distributions
Dividends from Net Investment Income	(.506)	(.423)	(.501)	(.443)	(.404)	(.330)
Distributions from Realized Capital Gains	(2.169)	(2.687)	(.798)	(1.024)	(1.169)	(1.220)
Total Distributions	(2.675)	(3.110)	(1.299)	(1.467)	(1.573)	(1.550)
Net Asset Value, End of Period	$26.61	$27.38	$33.15	$27.24	$28.15	$29.49

Total Return[2]	8.52%	-9.15%	27.17%	2.20%	0.88%	11.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,326	$8,811	$10,574	$8,802	$9,663	$10,153
Ratio of Total Expenses to Average Net Assets[3]	0.31%	0.36%	0.39%	0.35%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	1.99%	1.61%	1.47%	2.00%	1.62%	1.53%
Portfolio Turnover Rate	38%	31%	22%	27%	24%	18%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes performance-based investment advisory fees increases (decreases) of (0.07%), (0.02%), 0.00%, (0.04%), (0.02%), and 0.01%.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Selected Value Fund

Notes to Financial Statements

Vanguard Selected Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.   Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

11

Selected Value Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5.  Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7.  Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s

12

Selected Value Fund

Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8.  Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  The investment advisory firms Barrow, Hanley, Mewhinney & Strauss, LLC, Pzena Investment Management, LLC, and Donald Smith & Co., Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Barrow, Hanley, Mewhinney & Strauss, LLC, and Pzena Investment Management, LLC, are subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years. The basic fee of Donald Smith & Co., Inc., is subject to quarterly adjustments based on performance relative to the MSCI Investable Market 2500 Index for the preceding five years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a decrease of $3,062,000 (0.07%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $400,000, representing 0.00% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months

13

Selected Value Fund

ended April 30, 2019, these arrangements reduced the fund’s management and administrative expenses by $208,000 and custodian fees by $1,000. The total expense reduction represented an effective annual rate of 0.00% of the fund’s average net assets.

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	7,986,965	—	—
Temporary Cash Investments	590,470	6,682	—
Futures Contracts—Assets[1]	270	—	—
Total	8,577,705	6,682	—

1 Represents variation margin on the last day of the reporting period.

F.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	7,238,952
Gross Unrealized Appreciation	1,968,327
Gross Unrealized Depreciation	(620,324)
Net Unrealized Appreciation (Depreciation)	1,348,003

G.  During the six months ended April 30, 2019, the fund purchased $1,496,993,000 of investment securities and sold $2,547,344,000 of investment securities, other than temporary cash investments.

14

Selected Value Fund

H.  Capital shares issued and redeemed were:

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	Shares	Shares
	(000)	(000)
Issued	19,095	46,684
Issued in Lieu of Cash Distributions	33,010	29,479
Redeemed	(61,016)	(73,418)
Net Increase (Decrease) in Shares Outstanding	(8,911)	2,745

I.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
MGM Growth Properties LLC Class A	160,151	—	37,917	1,054	17,343	4,137	254	NA1
Vanguard Market Liquidity Fund	448,224	NA2	NA2	35	12	3,825	—	590,470
Total	608,375			1,089	17,355	7,962	254	590,470

1 Not applicable—at April 30, 2019, the security was still held, but the issuer was no longer an affiliated company of the fund.

2 Not applicable—purchases and sales are for temporary cash investment purposes.

J.  Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Selected Value Fund has renewed the fund’s investment advisory arrangements with Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Donald Smith & Co., Inc. (Donald Smith & Co.), and Pzena Investment Management, LLC (Pzena). The board determined that renewing the advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Barrow Hanley. Founded in 1979, Barrow Hanley is known for its commitment to value investing. An affiliate of BrightSphere Investment Group, Barrow Hanley remains independently managed. Using fundamental research, Barrow Hanley seeks to make long-term investments in quality or improving businesses that are undervalued because of short-term disappointments. The advisor seeks to construct a portfolio with strict adherence to valuation factors, with below-average price/earnings and price/book value ratios and above-average current yields. Barrow Hanley has advised the fund since its inception in 1996.

Donald Smith & Co. Founded in 1983, Donald Smith & Co. is a deep-value-oriented firm that manages large-, mid-, and small-capitalization value portfolios. Donald Smith & Co. employs a strictly bottom-up approach, focusing on companies in the bottom decile of price-to-tangible-book value in the benchmark. The advisor uses fundamental analysis to invest in those companies that it considers to be inexpensive relative to their estimate of normalized earnings power and to have solid balance sheets and asset quality. Donald Smith & Co. has managed a portion of the fund since 2005.

16

Pzena. Founded in 1995, Pzena is a global investment management firm that employs a deep value investment approach. Pzena uses in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary; (2) management has a viable strategy to generate recovery; and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has managed a portion of the fund since 2014.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Barrow Hanley, Donald Smith & Co., or Pzena in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Barrow Hanley, Donald Smith & Co., and Pzena. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

17

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q9342 062019

Semiannual Report | April 30, 2019 Vanguard Mid-Cap Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Mid-Cap Growth Fund	10/31/2018	4/30/2019	Period
Based on Actual Fund Return	$1,000.00	$1,148.24	$1.92
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.01	1.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.36%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Mid-Cap Growth Fund

Sector Diversification

As of April 30, 2019

Communication Services	3.3%
Consumer Discretionary	16.8
Consumer Staples	1.3
Energy	1.8
Financials	7.1
Health Care	14.2
Industrials	13.7
Information Technology	36.3
Materials	4.6
Real Estate	0.8
Utilities	0.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Mid-Cap Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (95.0%)[1]
Communication Services (2.9%)
*	Live Nation Entertainment Inc.	622,320	40,663
*	IAC/InterActiveCorp	155,670	35,001
*	Take-Two Interactive Software Inc.	308,595	29,881
*	Yelp Inc. Class A	435,650	17,452
*	Electronic Arts Inc.	135,892	12,862
			135,859
Consumer Discretionary (16.2%)
*	O’Reilly Automotive Inc.	196,073	74,227
	Domino’s Pizza Inc.	221,878	60,036
*	Burlington Stores Inc.	346,024	58,447
*	Ulta Beauty Inc.	160,061	55,858
	Dollar General Corp.	401,345	50,605
*	Eldorado Resorts Inc.	881,341	43,512
	Vail Resorts Inc.	186,681	42,722
	Hasbro Inc.	349,250	35,575
	Yum! Brands Inc.	280,676	29,300
	Hilton Worldwide Holdings Inc.	322,980	28,096
*	Bright Horizons Family Solutions Inc.	200,996	25,758
*	Under Armour Inc. Class C	1,227,300	25,430
^	Ferrari NV	171,060	23,269
	Ross Stores Inc.	237,301	23,175
*	Capri Holdings Ltd.	498,055	21,954
	PVH Corp.	168,060	21,678
*	Grand Canyon Education Inc.	184,050	21,329
	Tractor Supply Co.	200,310	20,732
*	LKQ Corp.	573,477	17,262
*	Floor & Decor Holdings Inc. Class A	356,370	17,113
*	Under Armour Inc. Class A	663,313	15,316
	Advance Auto Parts Inc.	87,949	14,628
*	Carvana Co. Class A	166,271	11,898
	Aramark	346,782	10,778
	Expedia Group Inc.	70,468	9,149
*	Wayfair Inc.	19,685	3,192
			761,039
Consumer Staples (1.1%)
	Keurig Dr Pepper Inc.	1,108,830	32,234
*	Post Holdings Inc.	160,030	18,048
			50,282
Energy (1.6%)
	Concho Resources Inc.	324,242	37,411
	Noble Energy Inc.	812,024	21,973
	Diamondback Energy Inc.	168,751	17,954
			77,338
Financials (6.5%)
	Kemper Corp.	465,700	41,857
	Aon plc	227,497	40,981
*,^	LendingTree Inc.	78,260	30,116
	LPL Financial Holdings Inc.	401,420	29,741
	Raymond James Financial Inc.	286,640	26,248
	Nasdaq Inc.	257,844	23,773
	Webster Financial Corp.	437,359	23,237
	Progressive Corp.	284,950	22,269
	Evercore Inc. Class A	224,901	21,912
	Moody’s Corp.	105,344	20,713
*	SVB Financial Group	50,770	12,780
*	Texas Capital Bancshares Inc.	117,337	7,595
	First Republic Bank	56,141	5,930
			307,152
Health Care (13.5%)
	Cooper Cos. Inc.	228,410	66,221
*	Exact Sciences Corp.	623,755	61,558
*	Align Technology Inc.	126,503	41,073
*	WellCare Health Plans Inc.	142,220	36,743
*	Sage Therapeutics Inc.	213,034	35,839
*	ABIOMED Inc.	99,976	27,734
*	Edwards Lifesciences Corp.	154,025	27,119
*	Bluebird Bio Inc.	186,520	26,454
*	DexCom Inc.	203,550	24,644
*	Intuitive Surgical Inc.	45,047	23,002

4

Mid-Cap Growth Fund

			Market
			Value•
		Shares	($000)
	Teleflex Inc.	79,867	22,856
	STERIS plc	167,740	21,971
*	BioMarin Pharmaceutical Inc.	227,302	19,441
*	Waters Corp.	89,308	19,071
*	BeiGene Ltd. ADR	149,640	18,590
*	Seattle Genetics Inc.	252,719	17,129
*	PRA Health Sciences Inc.	171,588	16,613
*	Merit Medical Systems Inc.	294,501	16,545
*	Incyte Corp.	211,104	16,213
*	QIAGEN NV	345,236	13,450
*	IDEXX Laboratories Inc.	52,343	12,144
*	Neurocrine Biosciences Inc.	167,680	12,113
*	Insulet Corp.	128,783	11,107
*	IQVIA Holdings Inc.	76,480	10,623
*	Exelixis Inc.	459,905	9,042
*	Elanco Animal Health Inc.	269,499	8,489
*	Illumina Inc.	19,345	6,036
*	Penumbra Inc.	38,079	5,122
*	Centene Corp.	84,294	4,346
*	Nektar Therapeutics Class A	112,355	3,598
			634,886
Industrials (13.9%)
	Rockwell Automation Inc.	268,719	48,560
	Roper Technologies Inc.	130,316	46,875
	Waste Connections Inc.	499,388	46,328
*	Clean Harbors Inc.	608,100	46,216
	Hexcel Corp.	571,317	40,398
	Cintas Corp.	176,095	38,237
	TransUnion	521,419	36,317
*	Teledyne Technologies Inc.	140,520	34,921
	Ingersoll-Rand plc	281,170	34,474
	KBR Inc.	1,464,842	32,549
	Parker-Hannifin Corp.	169,030	30,608
	HEICO Corp. Class A	337,480	30,181
	Verisk Analytics Inc. Class A	170,340	24,042
	Knight-Swift Transportation Holdings Inc.	653,893	21,807
	BWX Technologies Inc.	398,243	20,350
*	JetBlue Airways Corp.	1,022,919	18,975
	AMETEK Inc.	211,170	18,619
*	HD Supply Holdings Inc.	391,305	17,879
*	Spirit Airlines Inc.	317,430	17,262
*	Beacon Roofing Supply Inc.	363,337	13,683
*	Stericycle Inc.	228,931	13,367
*	IHS Markit Ltd.	194,464	11,135
	AO Smith Corp.	197,517	10,383
			653,166
Information Technology (34.2%)
*	ServiceNow Inc.	399,607	108,497
	Global Payments Inc.	720,646	105,265
*	Euronet Worldwide Inc.	533,221	79,925
	Marvell Technology Group Ltd.	3,090,182	77,316
	SS&C Technologies Holdings Inc.	1,101,157	74,504
*	WEX Inc.	300,416	63,177
	Lam Research Corp.	301,803	62,603
*	Twilio Inc. Class A	387,040	53,079
	Total System Services Inc.	495,380	50,648
*	RingCentral Inc. Class A	433,940	50,498
^	Microchip Technology Inc.	467,403	46,689
*	Black Knight Inc.	810,038	45,702
*	Zendesk Inc.	499,950	43,886
*	Wix.com Ltd.	318,340	42,708
	Amphenol Corp. Class A	419,295	41,745
*	DocuSign Inc. Class A	696,620	39,477
*	Proofpoint Inc.	298,260	37,408
	Monolithic Power Systems Inc.	238,018	37,062
*	Autodesk Inc.	202,071	36,011
*	GoDaddy Inc. Class A	440,959	35,938
*	Workday Inc. Class A	168,075	34,561
	Xilinx Inc.	286,781	34,454
*	Fair Isaac Corp.	121,660	34,034
*	Dropbox Inc. Class A	1,383,952	33,741
*	Okta Inc.	277,790	28,898
*	Nutanix Inc.	586,222	25,319
*	2U Inc.	390,524	23,627
	DXC Technology Co.	353,700	23,252
*	Advanced Micro Devices Inc.	815,583	22,535
*	Worldpay Inc. Class A	185,963	21,797
*	Square Inc.	290,260	21,137
*	InterXion Holding NV	304,626	21,077
*	Splunk Inc.	143,918	19,866
*	Trimble Inc.	474,830	19,383
*	Guidewire Software Inc.	158,775	16,910
*	Tableau Software Inc. Class A	138,751	16,901
*	Gartner Inc.	90,766	14,429
*	Palo Alto Networks Inc.	56,666	14,100
*	Semtech Corp.	248,271	13,374
*	Arista Networks Inc.	41,449	12,944
	Universal Display Corp.	51,365	8,198
	CDW Corp.	76,609	8,090
*	Flex Ltd.	583,640	6,443
	KLA-Tencor Corp.	37,347	4,761
			1,611,969

5

Mid-Cap Growth Fund

			Market
			Value•
		Shares	($000)
Materials (4.4%)
*	Allegheny Technologies Inc.	1,688,940	42,088
	Ball Corp.	655,409	39,285
	FMC Corp.	476,515	37,673
*	Berry Global Group Inc.	592,550	34,842
	Sherwin-Williams Co.	67,620	30,756
	Vulcan Materials Co.	189,996	23,961
			208,605
Real Estate (0.7%)
*	SBA Communications Corp. Class A	173,412	35,329
Total Common Stocks (Cost $3,616,848)			4,475,625
Temporary Cash Investments (5.8%)[1]
Money Market Fund (5.7%)
2,3	Vanguard Market Liquidity Fund, 2.545%	2,665,605	265,587

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill, 2.479%, 5/9/19	2,000	1,999
4	United States Treasury Bill, 2.411%, 5/23/19	3,000	2,996
4	United States Treasury Bill, 2.396%, 7/11/19	500	497
			5,492
Total Temporary Cash Investments (Cost $271,033)			271,079
Total Investments (100.8%) (Cost $3,887,881)			4,746,704
Other Assets and Liabilities (-0.8%)
Other Assets[4]			27,705
Liabilities[3]			(64,244)
			(36,539)
Net Assets (100%)
Applicable to 166,812,220 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			4,710,165
Net Asset Value Per Share			$28.24

Amount ($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	4,481,117
Affiliated Issuers	265,587
Total Investments in Securities	4,746,704
Investment in Vanguard	222
Receivables for Investment Securities Sold	19,933
Receivables for Accrued Income	1,082
Receivables for Capital Shares Issued	5,264
Variation Margin Receivable— Futures Contracts	283
Other Assets	921
Total Assets	4,774,409
Liabilities
Payables for Investment Securities Purchased	29,846
Collateral for Securities on Loan	19,154
Payables to Investment Advisor	1,927
Payables for Capital Shares Redeemed	9,368
Payables to Vanguard	3,949
Total Liabilities	64,244
Net Assets	4,710,165

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	3,417,974
Total Distributable Earnings (Loss)	1,292,191
Net Assets	4,710,165

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,996,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.2% and 2.6%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $19,154,000 of collateral received for securities on loan.
4	Securities with a value of $5,492,000 and cash of $922,000 have been segregated as initial margin for open futures contracts. ADR-American Depositary Receipt.

6

Mid-Cap Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	1,009		148,752	5,961

See accompanying Notes, which are an integral part of the Financial Statements.

7

Mid-Cap Growth Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends	12,196
Interest—Unaffiliated Issuers	91
Interest—Affiliated Issuers	1,894
Securities Lending—Net	120
Total Income	14,301
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,844
Performance Adjustment	(467)
The Vanguard Group—Note C
Management and Administrative	3,790
Marketing and Distribution	247
Custodian Fees	99
Shareholders’ Reports	35
Trustees’ Fees and Expenses	2
Total Expenses	7,550
Expenses Paid Indirectly	(62)
Net Expenses	7,488
Net Investment Income	6,813
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	406,480
Investment Securities Sold—Affiliated Issuers	3,415
Futures Contracts	8,776
Realized Net Gain (Loss)	418,671
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	162,938
Investment Securities—Affiliated Issuers	(4,152)
Futures Contracts	14,896
Change in Unrealized Appreciation (Depreciation)	173,682
Net Increase (Decrease) in Net Assets Resulting from Operations	599,166

See accompanying Notes, which are an integral part of the Financial Statements.

8

Mid-Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,813	17,653
Realized Net Gain (Loss)	418,671	556,091
Change in Unrealized Appreciation (Depreciation)	173,682	(175,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	599,166	397,883
Distributions
Net Investment Income	(14,634)	(14,941)
Realized Capital Gain[1]	(465,496)	(130,422)
Total Distributions	(480,130)	(145,363)
Capital Share Transactions
Issued	482,090	898,740
Issued in Lieu of Cash Distributions	461,067	140,921
Redeemed	(512,836)	(1,371,055)
Net Increase (Decrease) from Capital Share Transactions	430,321	(331,394)
Total Increase (Decrease)	549,357	(78,874)
Net Assets
Beginning of Period	4,160,808	4,239,682
End of Period	4,710,165	4,160,808

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $51,435,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Mid-Cap Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$28.08	$26.51	$21.75	$24.88	$26.40	$25.72
Investment Operations
Net Investment Income	.042 [1]	.114 [1]	.093 [1]	.147 [2]	.064 [3]	.045
Net Realized and Unrealized Gain (Loss) on Investments	3.369	2.379	4.817	(1.437)	1.625	3.134
Total from Investment Operations	3.411	2.493	4.910	(1.290)	1.689	3.179
Distributions
Dividends from Net Investment Income	(.099)	(.095)	(.150)	(.070)	(.038)	(.007)
Distributions from Realized Capital Gains	(3.152)	(.828)	—	(1.770)	(3.171)	(2.492)
Total Distributions	(3.251)	(.923)	(.150)	(1.840)	(3.209)	(2.499)
Net Asset Value, End of Period	$28.24	$28.08	$26.51	$21.75	$24.88	$26.40

Total Return[4]	14.82%	9.61%	22.69%	-5.49%	6.68%	13.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,710	$4,161	$4,240	$3,980	$4,317	$3,319
Ratio of Total Expenses to Average Net Assets[5]	0.36%	0.36%	0.36%	0.36%	0.43%	0.46%
Ratio of Net Investment Income to Average Net Assets	0.33%	0.40%	0.39%	0.64%[2]	0.25%[3]	0.16%
Portfolio Turnover Rate	148%	75%	118%	91%	93%	82%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2

Net investment income per share and the ratio of net investment income to average net assets include $.018 and 0.08%, respectively, resulting from a special dividend from TransDigm Group in October 2016.

3	Net investment income per share and the ratio of net investment income to average net assets include $.006 and 0.03%, respectively, resulting from a special dividend from Lazard Ltd. in February 2015.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.04%), (0.05%), (0.04%), (0.01%), and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.

10

Mid-Cap Growth Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015-2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

11

Mid-Cap Growth Fund

4.  Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

7.  Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

12

Mid-Cap Growth Fund

B.  The investment advisory firms Victory Capital Management Inc., through its RS Investments franchise, and beginning December 2018, Frontier Capital Management Co., LLC, and Wellington Management Company LLP, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Victory Capital Management Inc. is subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index since January 31, 2017. In accordance with the advisory contracts entered into with Frontier Capital Management Co., LLC, and Wellington Management Company LLP, beginning February 1, 2020, the investment advisory fees will be subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index since January 31, 2019. Until December 2018, a portion of the fund was managed by William Blair Investment Management, LLC. The basic fee paid to William Blair Investment Management, LLC, was subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding five years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets, before a decrease of $467,000 (0.02%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $222,000, representing 0.00% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2019, these arrangements reduced the fund’s expenses by $62,000 (an annual rate of 0.00% of average net assets).

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

13

Mid-Cap Growth Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	4,475,625	—	—
Temporary Cash Investments	265,587	5,492	—
Futures Contracts—Assets[1]	283	—	—
Total	4,741,495	5,492	—

1 Represents variation margin on the last day of the reporting period.

F.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,887,881
Gross Unrealized Appreciation	921,594
Gross Unrealized Depreciation	(56,810)
Net Unrealized Appreciation (Depreciation)	864,784

G.  During the six months ended April 30, 2019, the fund purchased $3,033,047,000 of investment securities and sold $3,122,528,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2019, such purchases and sales were $1,393,770,000 and $271,072,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

14

Mid-Cap Growth Fund

H.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2019	October 31, 2018
	Shares	Shares
	(000)	(000)
Issued	18,553	31,360
Issued in Lieu of Cash Distributions	20,099	5,324
Redeemed	(20,006)	(48,445)
Net Increase (Decrease) in Shares Outstanding	18,646	(11,761)

I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized					April 30,
	2018		from	Net		Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain		Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss	)	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)		($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	158,747	NA1	NA1	3		—	1,894	—	265,587
Vanguard Mid-Cap Growth ETF	12,898	—	12,158	3,412		(4,152)	—	—	—
Total	171,645	—	12,158	3,415		(4,152)	1,894	—	265,587

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J.  Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Mid-Cap Growth Fund has renewed the fund’s investment advisory arrangement with Victory Capital Management Inc. (Victory Capital). Effective December 2018, the board also approved a restructuring of the fund’s investment advisory arrangement whereby Frontier Capital Management Co., LLC (Frontier Capital), and Wellington Management Company LLP (Wellington Management) have been added as advisors and William Blair Investment Management, LLC, has been removed as an advisor to the fund. The board determined that the foregoing actions were in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund by Frontier Capital and Wellington Management, reviewed the quality of the investment management services provided by Victory Capital since 2016, and took into account the organizational depth and stability of each advisor. The board considered the following:

Frontier Capital. Frontier Capital, a Boston-based investment management firm founded in 1980, is an affiliate of Affiliated Managers Group. Frontier Capital employs a fundamental, bottom-up, and research-intensive investment approach to select mid-capitalization growth stocks. Frontier Capital seeks companies with above-average mid-cap growth prospects and competitive advantages that will allow them to earn superior rates of return on capital over a business cycle. The approach attempts to balance growth prospects with reasonable valuation and is long-term in nature; investment time frames are typically three to five years. Frontier Capital has managed a portion of the fund since December 2018.

Victory Capital. Victory Capital, a wholly owned subsidiary of Victory Capital Holdings, Inc., is a multi-boutique asset manager that comprises multiple investment teams, referred to as investment franchises, each of which uses an independent approach to investing. RS Investments, founded in 1986, is the franchise responsible for the day-to-day management of a portion of the Mid-Cap Growth Fund. RS Investments utilizes fundamental research to identify companies with sustainable

16

growth trajectories. Risk management is integrated into the team’s process to mitigate the negative impact of any single position. Victory Capital, through its RS Investments franchise, has managed a portion of the fund since 2016.

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. Wellington Management uses traditional methods of stock selection—fundamental research and analysis—to identify companies that it believes have above-average growth prospects. Wellington Management believes there is a short-term bias in equity markets that rewards near-term cyclical growth and creates opportunity for long-term growth. The team focuses on sustainable earnings power and develops bottom-up valuations based on return on investment capital forecasts, price-to-sales, and quantitative risk factors. Wellington Management seeks to control risk by emphasizing larger positions in established growth stocks and holding smaller positions in emerging names. Wellington Management has managed a portion of the fund since December 2018.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval or continuation, as appropriate, of the advisory arrangements.

Investment performance

The board considered the performance of Victory Capital’s subportfolio since its inception in 2016, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the  advisory arrangement should continue. The board also concluded that Frontier Capital and Wellington Management, in their management of other Vanguard funds, have track records of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that Victory Capital’s advisory fee rate was also well below the peer-group average. The board also concluded that the advisory fee rates to be paid to Frontier Capital and Wellington Management are well below the fund’s peer-group average.

The board did not consider the profitability of Frontier Capital, Victory Capital, or Wellington Management in determining whether to approve the advisory fee, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Frontier Capital, Victory Capital, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

17

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q3012 062019

Semiannual Report | April 30, 2019 Vanguard International Explorer™ Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

International Explorer Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,055.82	$1.94
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.91	1.91

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.38%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

International Explorer Fund

Sector Diversification

As of April 30, 2019

Communication Services	4.8%
Consumer Discretionary	18.6
Consumer Staples	3.5
Energy	1.0
Financials	9.6
Health Care	8.6
Industrials	29.4
Information Technology	10.7
Materials	8.6
Real Estate	3.9
Utilities	1.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

International Explorer Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (96.3%)[1]
Australia (4.5%)
	Steadfast Group Ltd.	6,877,000	16,533
	Link Administration Holdings Ltd.	2,891,419	15,509
	Iluka Resources Ltd.	2,301,130	14,042
	IPH Ltd.	2,230,600	11,222
	NRW Holdings Ltd.	4,640,387	9,617
^	Bingo Industries Ltd.	7,983,737	9,495
	oOh!media Ltd.	3,522,064	9,374
	Challenger Ltd.	1,568,500	9,080
	Ansell Ltd.	443,360	8,441
	Monadelphous Group Ltd.	605,300	8,084
	Mirvac Group	3,796,694	7,601
	Incitec Pivot Ltd.	2,870,473	6,821
	James Hardie Industries plc	445,589	6,062
*	Nufarm Ltd.	1,363,240	4,871
^	Domain Holdings Australia Ltd.	2,458,208	4,686
	ALS Ltd.	798,388	4,476
	Estia Health Ltd.	2,109,977	4,300
	Costa Group Holdings Ltd.	1,018,543	4,077
^	SpeedCast International Ltd.	932,200	2,550
*,^	Karoon Energy Ltd.	1,288,531	868
			157,709
Austria (1.1%)
	Lenzing AG	112,500	12,647
	ANDRITZ AG	161,653	7,720
	Wienerberger AG	290,883	6,685
	Schoeller-Bleckmann Oilfield Equipment AG	61,058	5,704
^	Porr AG	167,220	4,455
	Palfinger AG	88,500	2,888
			40,099
Belgium (0.6%)
	Euronav NV	862,489	8,171
	Cie d’Entreprises CFE	81,069	8,077
*	Galapagos NV	52,470	6,027
			22,275
Brazil (0.3%)
	Odontoprev SA	1,114,200	4,745
	Kroton Educacional SA	1,776,800	4,418
			9,163
China (1.9%)
	Shenzhou International Group Holdings Ltd.	1,298,000	17,446
*,^	Baozun Inc. ADR	198,627	9,633
*	New Oriental Education & Technology Group Inc. ADR	99,636	9,511
	Nexteer Automotive Group Ltd.	5,660,000	8,875
*,2	Tongcheng-Elong Holdings Ltd.	2,419,600	5,481
	Haitian International Holdings Ltd.	2,162,000	5,422
	HUYA Inc. ADR	200,600	4,792
	Shandong Weigao Group Medical Polymer Co. Ltd.	3,228,375	3,174
	BEST Inc. ADR	519,700	3,082
			67,416
Denmark (0.9%)
	Topdanmark A/S	366,783	19,789
	FLSmidth & Co. A/S	125,000	6,283
	SimCorp A/S	58,000	5,694
§,*	OW Bunker A/S	1,000,000	—
			31,766
Finland (0.4%)
	Metso Oyj	171,282	6,409
	DNA Oyj	219,331	5,225
*	Outotec Oyj	705,689	3,728
			15,362

4

International Explorer Fund

		Shares	Market Value• ($000)
France (8.9%)
^	Altran Technologies SA	2,655,468	34,621
*	Ubisoft Entertainment SA	325,000	31,050
	Elis SA	1,703,793	30,407
	Rubis SCA	527,858	28,953
	SPIE SA	1,375,000	26,545
	Trigano SA	250,000	23,970
	Nexity SA	502,757	23,516
*	ID Logistics Group	82,028	14,661
*,2	SMCP SA	750,000	14,009
2	Maisons du Monde SA	535,010	11,519
	Orpea	81,900	9,993
*	Teleperformance	47,500	9,132
*	SOITEC	88,813	8,995
	Imerys SA	168,509	8,979
	Kaufman & Broad SA	205,000	8,179
*	Virbac SA	39,873	7,103
	Albioma SA	275,000	6,471
	Gaztransport Et Technigaz SA	49,100	4,443
*	Tikehau Capital SCA	153,940	3,887
	LISI	81,200	2,718
*,^	Innate Pharma SA	341,522	2,243
			311,394
Germany (5.3%)
2	Befesa SA	675,000	29,603
	Grand City Properties SA	775,000	18,262
*,^	HelloFresh SE	1,487,500	15,034
	SAF-Holland SA	1,118,038	13,951
	Stabilus SA	243,900	13,610
	Wacker Chemie AG	150,000	13,186
	Duerr AG	275,000	12,437
	S&T AG	450,000	12,158
	XING SE	30,000	11,165
	Stemmer Imaging AG	291,170	9,887
	STRATEC SE	113,380	7,995
2	Aumann AG	212,500	7,906
	CTS Eventim AG & Co. KGaA	119,800	6,153
*	Jumia Technologies AG ADR	134,391	5,775
	Nemetschek SE	24,100	4,459
	RIB Software SE	156,900	3,091
			184,672
Hong Kong (1.8%)
	Techtronic Industries Co. Ltd.	2,650,000	19,177
	ASM Pacific Technology Ltd.	1,360,900	15,785
^	Value Partners Group Ltd.	10,913,000	8,225
	Johnson Electric Holdings Ltd.	2,646,625	6,231
	Microport Scientific Corp.	6,475,000	6,102
	Cathay Pacific Airways Ltd.	3,049,635	5,136
2	Crystal International Group Ltd.	7,970,000	3,864
			64,520
India (1.3%)
	Container Corp. Of India Ltd.	1,494,093	10,591
	Gujarat Pipavav Port Ltd.	6,724,221	8,516
	Apollo Hospitals Enterprise Ltd.	486,586	8,508
	Zee Entertainment Enterprises Ltd.	1,298,290	8,077
	Edelweiss Financial Services Ltd.	2,191,200	4,686
	Indiabulls Housing Finance Ltd.	426,000	4,261
			44,639
Indonesia (0.0%)
	Tower Bersama
	Infrastructure Tbk PT	2,782,300	772

Ireland (2.7%)
	Dalata Hotel Group plc	6,346,100	41,935
	Smurfit Kappa Group plc	775,000	22,726
	Irish Continental Group plc	2,448,300	13,823
	Origin Enterprises plc	1,175,000	7,254
	Irish Residential Properties REIT plc	4,000,000	7,085
			92,823
Italy (8.0%)
	Cerved Group SPA	2,861,727	27,968
	Interpump Group SPA	662,945	24,930
*	Maire Tecnimont SPA	6,500,000	23,259
	Banca Generali SPA	775,565	21,914
	Recordati SPA	525,000	21,214
*,2	Anima Holding SPA	5,200,019	20,724
	Salvatore Ferragamo SPA	669,261	15,184
	Autogrill SPA	1,556,775	15,129
	FinecoBank Banca Fineco SPA	1,133,500	14,930
2	doBank SPA	1,000,000	14,124
	DiaSorin SPA	121,287	11,857
	Amplifon SPA	577,500	11,110
2	Gima TT SPA	984,175	7,821
^	Buzzi Unicem SPA	307,258	6,850

5

International Explorer Fund

		Shares	Market Value• ($000)
	Tamburi Investment Partners SPA	936,200	6,673
	Brunello Cucinelli SPA	181,720	6,607
	PRADA SPA	2,162,100	6,081
	Credito Emiliano SPA	1,000,000	5,713
2	Banca Sistema SPA	2,500,000	4,707
*,^,2	OVS SPA	2,135,384	4,456
^	Tod’s SPA	80,210	3,945
	Datalogic SPA	94,000	2,231
*,2	Piovan SPA	325,000	2,151
			279,578
Japan (25.9%)
	Nippon Shinyaku Co. Ltd.	510,070	35,220
	Disco Corp.	180,800	31,287
	Zenkoku Hosho Co. Ltd.	731,555	25,688
	Nabtesco Corp.	813,100	24,933
	Digital Garage Inc.	650,100	18,993
	Koito Manufacturing Co. Ltd.	307,900	18,437
	Glory Ltd.	728,300	18,389
	Horiba Ltd.	303,100	18,358
	ABC-Mart Inc.	295,200	18,347
	Sumitomo Forestry Co. Ltd.	1,287,100	17,708
	Kureha Corp.	293,400	17,564
	Nippon Densetsu Kogyo Co. Ltd.	807,600	17,423
	SCSK Corp.	358,300	17,027
	Nifco Inc.	586,300	16,551
	Aica Kogyo Co. Ltd.	471,200	16,349
	Pola Orbis Holdings Inc.	493,700	15,584
	Daifuku Co. Ltd.	252,300	15,522
	Ai Holdings Corp.	940,000	15,361
	en-japan Inc.	468,100	15,244
	Tsuruha Holdings Inc.	178,600	15,221
	Musashi Seimitsu Industry Co. Ltd.	907,000	14,159
	Open House Co. Ltd.	363,400	13,351
	DMG Mori Co. Ltd.	912,000	13,151
	Sugi Holdings Co. Ltd.	257,000	12,998
	Izumi Co. Ltd.	295,800	12,919
	Tokai Tokyo Financial Holdings Inc.	3,839,700	12,760
	Kakaku.com Inc.	602,800	12,419
	TechnoPro Holdings Inc.	203,200	12,226
	Asahi Intecc Co. Ltd.	236,103	11,961
	Pigeon Corp.	272,200	11,654
	Nishi-Nippon Financial Holdings Inc.	1,397,900	11,567
	Hitachi Transport System Ltd.	395,100	10,957
	Nitta Corp.	323,200	10,647
	Arcs Co. Ltd.	501,400	10,165
^	Trusco Nakayama Corp.	399,800	10,105
	Toyo Tire Corp.	807,900	9,451
	Ferrotec Holdings Corp.	843,700	9,438
	Iriso Electronics Co. Ltd.	180,200	9,378
	JSP Corp.	439,100	9,210
	OBIC Business Consultants Co. Ltd.	228,400	9,179
	IHI Corp.	375,524	8,965
	Kyoritsu Maintenance Co. Ltd.	168,600	8,664
	Shinmaywa Industries Ltd.	700,700	8,652
^	Aruhi Corp.	471,900	8,428
	Nihon M&A Center Inc.	293,700	8,381
	GMO internet Inc.	524,900	8,147
	Kyowa Exeo Corp.	294,100	8,044
	Nippon Yusen KK	468,300	8,002
	KH Neochem Co. Ltd.	270,000	7,887
	Japan Lifeline Co. Ltd.	489,300	7,760
	EPS Holdings Inc.	431,300	7,733
	Daikyonishikawa Corp.	751,000	7,574
	Ichigo Inc.	2,294,230	7,410
	JGC Corp.	482,200	6,948
	Kyudenko Corp.	238,230	6,799
	Kissei Pharmaceutical Co. Ltd.	272,800	6,768
	Persol Holdings Co. Ltd.	353,300	6,660
	NEC Networks & System Integration Corp.	272,500	6,565
^	Harmonic Drive Systems Inc.	164,400	6,545
	Sanwa Holdings Corp.	527,590	6,354
	Tokyo Steel Manufacturing Co. Ltd.	707,500	6,059
	Hazama Ando Corp.	886,000	5,958
	Jamco Corp.	295,400	5,950
	Yokogawa Bridge Holdings Corp.	363,900	5,921
	Kumiai Chemical Industry Co. Ltd.	793,000	5,823
	Lintec Corp.	264,000	5,702
	Nihon Parkerizing Co. Ltd.	433,300	5,656
	Mirait Holdings Corp.	376,200	5,534
	Obara Group Inc.	138,100	5,282
	H2O Retailing Corp.	393,900	5,018
	Itoham Yonekyu Holdings Inc.	798,900	4,997
	TPR Co. Ltd.	250,200	4,932
	Tokyo Ohka Kogyo Co. Ltd.	152,680	4,889
	Daibiru Corp.	545,300	4,836
	Miura Co. Ltd.	184,400	4,721
	Japan Airport Terminal Co. Ltd.	107,000	4,525

6

International Explorer Fund

		Shares	Market Value• ($000)
	Fukushima Industries Corp.	124,800	4,327
	Kenedix Inc.	903,900	4,304
*	M&A Capital Partners Co. Ltd.	98,000	4,195
	Bank of Kyoto Ltd.	96,400	4,177
	UT Group Co. Ltd.	144,300	4,162
	San-In Godo Bank Ltd.	624,800	4,140
	Mani Inc.	65,500	3,785
	Warabeya Nichiyo Holdings Co. Ltd.	225,000	3,619
	SCREEN Holdings Co. Ltd.	73,200	3,516
	ZOZO Inc.	194,300	3,451
	Kanto Denka Kogyo Co. Ltd.	459,000	3,432
	Modec Inc.	101,600	3,124
	Eagle Industry Co. Ltd.	237,600	2,723
	Tsutsumi Jewelry Co. Ltd.	131,500	2,143
	Tokyo Kiraboshi Financial Group Inc.	130,745	1,889
			907,977
Malaysia (0.2%)
	AirAsia Group Bhd.	10,747,900	7,100

Mexico (0.5%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,021,243	10,384
	Regional SAB de CV	1,150,600	6,270
			16,654
Netherlands (4.3%)
	TKH Group NV	437,500	23,539
^	AMG Advanced Metallurgical Group NV	750,000	22,802
*	OCI NV	750,000	21,783
*,2	Basic-Fit NV	525,000	18,635
2	NIBC Holding NV	1,750,000	16,732
	Van Lanschot Kempen NV	625,000	16,275
	SIF Holding NV	925,000	10,939
	IMCD NV	124,256	10,047
	Kendrion NV	237,500	5,830
*,^	Fugro NV	499,462	4,552
			151,134
New Zealand (0.3%)
	Fletcher Building Ltd.	2,542,263	8,759
	Fisher & Paykel Healthcare Corp. Ltd.	175,500	1,856
			10,615
Norway (1.4%)
	Kongsberg Gruppen ASA	1,462,157	21,197
*,2	Elkem ASA	3,625,000	15,016
*	Tomra Systems ASA	250,000	7,542
	Borregaard ASA	625,000	6,345
			50,100
Other (0.7%)
3	Vanguard FTSE All World ex-US Small-Cap ETF	212,436	22,669

Singapore (0.4%)
	First Resources Ltd.	5,709,600	7,681
	Jardine Cycle & Carriage Ltd.	246,900	6,452
			14,133
South Africa (0.1%)
	Reinet Investments SCA	254,398	4,330

South Korea (1.5%)
	Medy-Tox Inc.	24,587	11,791
	SK Holdings Co. Ltd.	47,023	10,341
*,^,2	Netmarble Corp.	65,445	7,152
	Nexen Tire Corp.	807,768	6,962
	Hankook Tire Co. Ltd.	150,917	5,135
^	Mando Corp.	152,439	4,364
	Samsung Securities Co. Ltd.	136,542	4,173
	Korea Aerospace Industries Ltd.	127,782	3,828
			53,746
Spain (2.1%)
2	Prosegur Cash SA	6,767,309	14,553
	Prosegur Cia de Seguridad SA	2,639,955	13,737
*,2	Aedas Homes SAU	500,000	12,459
	Viscofan SA	191,200	11,503
	Melia Hotels International SA	973,338	9,648
	CIE Automotive SA	328,057	9,168
2	Global Dominion Access SA	350,074	1,872
			72,940
Sweden (1.9%)
	Nordic Entertainment Group AB Class B	610,200	15,549
^	Intrum AB	423,300	10,779
	Modern Times Group MTG AB Class B	610,200	7,884
	Loomis AB Class B	200,000	7,400
	Concentric AB	393,032	6,302
*	Cellavision AB	150,171	5,024
	Karnov Group AB	1,076,000	4,917
2	Alimak Group AB	223,800	3,754

7

International Explorer Fund

		Shares	Market Value• ($000)
	Troax Group AB	94,100	3,370
	Arjo AB	625,000	2,320
			67,299
Switzerland (2.8%)
	OC Oerlikon Corp. AG	2,997,971	39,181
	Logitech International SA	387,500	15,185
	Dufry AG	127,540	12,482
	Ascom Holding AG	813,800	11,104
2	VAT Group AG	87,300	10,850
	Comet Holding AG	85,000	8,450
			97,252
Taiwan (1.7%)
	Chroma ATE Inc.	4,769,000	22,847
	Ennoconn Corp.	1,221,763	10,788
	Giant Manufacturing Co. Ltd.	1,119,000	8,534
	CTCI Corp.	4,336,000	6,723
	Gourmet Master Co. Ltd.	989,217	6,311
	Nien Made Enterprise Co. Ltd.	722,000	5,665
			60,868
United Arab Emirates (0.0%)
*	Lamprell plc	1,150,000	994

United Kingdom (14.5%)
	Grainger plc	5,829,154	19,170
	Electrocomponents plc	2,218,800	18,710
	B&M European Value Retail SA	3,520,365	18,149
	Restaurant Group plc	9,169,730	17,246
	Dunelm Group plc	1,350,000	15,065
2	Auto Trader Group plc	1,933,800	14,295
	SSP Group plc	1,571,429	14,283
	Melrose Industries plc	5,296,600	14,015
	Rhi Magnesita NV	215,044	13,937
	Elementis plc	6,375,322	13,553
	Cineworld Group plc	3,250,000	13,487
	UDG Healthcare plc	1,481,000	12,714
	Bodycote plc	1,095,000	12,268
	Genus plc	387,890	12,215
	HomeServe plc	850,000	12,047
	Dechra Pharmaceuticals plc	340,000	11,817
	Ultra Electronics Holdings plc	549,887	11,438
	Howden Joinery Group plc	1,628,700	10,816
	Halma plc	450,000	10,588
	Cranswick plc	275,400	10,421
	Coats Group plc	9,000,000	10,136
	Hikma Pharmaceuticals plc	434,754	10,032
	Hill & Smith Holdings plc	578,277	9,622
	Tyman plc	2,865,227	9,520
	Telecom Plus plc	485,000	8,936
	Abcam plc	516,379	8,789
	RPC Group plc	818,600	8,437
	Ted Baker plc	390,000	8,200
	Keller Group plc	871,780	8,005
	Rentokil Initial plc	1,505,725	7,674
	Redrow plc	952,381	7,666
	Pets at Home Group plc	3,800,000	7,521
	QinetiQ Group plc	1,900,000	7,485
	Investec plc	1,100,000	6,981
	Polypipe Group plc	1,205,800	6,913
	Volution Group plc	2,983,178	6,747
*	Cairn Homes plc	4,367,609	6,282
	Diploma plc	289,899	6,063
	Segro plc	680,000	6,025
	IG Group Holdings plc	900,000	5,987
	Renishaw plc	100,500	5,935
	Consort Medical plc	479,420	5,776
	Northgate plc	1,100,000	5,271
	Jupiter Fund Management plc	1,022,200	5,016
	LondonMetric Property plc	1,900,000	5,015
	Eco Animal Health Group plc	930,912	4,979
	Crest Nicholson Holdings plc	970,000	4,876
	DCC plc	52,000	4,655
	Hunting plc	601,372	4,622
2	ConvaTec Group plc	2,532,190	4,586
	Superdry plc	580,000	3,911
	James Fisher & Sons plc	141,368	3,644
	Photo-Me International plc	3,050,000	3,626
	Vesuvius plc	436,161	3,519
	Fevertree Drinks plc	79,216	3,257
	Keywords Studios plc	148,400	3,025
	Clarkson plc	78,400	2,656
	Just Group plc	1,900,000	1,697
	Rotork plc	241,300	984
			510,305
United States (0.3%)
2	Samsonite International SA	3,021,300	8,665
Total Common Stocks (Cost $3,124,437)			3,378,969
Temporary Cash Investments (6.1%)[1]
Money Market Fund (5.5%)
4,5	Vanguard Market Liquidity Fund, 2.545%	1,932,515	193,271

8

International Explorer Fund

Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (0.5%)
Goldman Sachs & Co. 2.720%, 5/1/19 (Dated 4/30/19, Repurchase Value $19,501,000 collateralized by Federal Home Loan Mortgage Corp. 4.233%–5.000%, 7/01/42–1/01/49, Federall Home Loan Mortgage Assn. 3.500%–4.000%, 9/01/33–8/01/56, and Government National Mortgage Assn. 3.500%, 3/20/48, with a value of $19,890,000)	19,500	19,500

U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill, 2.497%, 5/23/19	2,500	2,496
Total Temporary Cash Investments (Cost $215,253)	215,267
Total Investments (102.4%) (Cost $3,339,690)	3,594,236
Other Assets and Liabilities (-2.4%)
Other Assets[6,7]	46,422
Liabilities[4]	(132,315)
(85,893)

Net Assets (100%)
Applicable to 202,302,045 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,508,343
Net Asset Value Per Share	$17.34

Amount ($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	3,378,296
Affiliated Issuers	215,940
Total Investments in Securities	3,594,236
Investment in Vanguard	169
Receivables for Investment Securities Sold	14,971
Receivables for Accrued Income	15,452
Receivables for Capital Shares Issued	1,303
Variation Margin Receivable—Futures Contracts	99
Unrealized Appreciation—Forward Currency Contracts	456
Other Assets[6,7]	13,972
Total Assets	3,640,658
Liabilities
Payables for Investment Securities Purchased	12,136
Collateral for Securities on Loan	110,102
Payables to Investment Advisor	1,755
Payables for Capital Shares Redeemed	3,745
Payables to Vanguard	3,379
Variation Margin Payable—Futures Contracts	295
Unrealized Depreciation—Forward Currency Contracts	903
Total Liabilities	132,315
Net Assets	3,508,343

9

International Explorer Fund

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	3,359,778
Total Distributable Earnings (Loss)	148,565
Net Assets	3,508,343

•        See Note A in Notes to Financial Statements.

§       Security value determined using significant unobservable inputs.

*         Non-income-producing security.

^        Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $104,196,000.

1       The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.8% and 4.6%, respectively, of net assets.

2       Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $252,532,000, representing 7.2% of net assets.

3       Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4       Includes $110,102,000 of collateral received for securities on loan.

5       Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6       Securities with a value of $2,496,000 and cash of $402,000 have been segregated as initial margin for open futures contracts.

7       Cash of $390,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

10

International Explorer Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2019	398	15,410	436
Topix Index	June 2019	101	14,643	(13)
S&P ASX 200 Index	June 2019	115	12,777	14
FTSE 100 Index	June 2019	112	10,766	(1)
				436

Forward Currency Contracts

	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	6/26/19	EUR	23,357	USD	26,557	—	(225)
Toronto-Dominion Bank	6/25/19	AUD	21,016	USD	14,998	—	(163)
Morgan Stanley Capital Services LLC	6/26/19	GBP	11,047	USD	14,731	—	(280)
Morgan Stanley Capital Services LLC	6/18/19	JPY	1,276,000	USD	11,522	—	(20)
JPMorgan Chase Bank, N.A.	6/18/19	JPY	1,151,265	USD	10,334	43	—
Morgan Stanley Capital Services LLC	6/25/19	AUD	13,564	USD	9,639	—	(64)
JPMorgan Chase Bank, N.A.	6/26/19	GBP	6,445	USD	8,357	73	—
Toronto-Dominion Bank	6/18/19	JPY	862,880	USD	7,786	—	(7)
JPMorgan Chase Bank, N.A.	6/18/19	JPY	328,335	USD	2,971	—	(12)
Bank of America, N.A.	6/26/19	GBP	1,968	USD	2,609	—	(35)
Toronto-Dominion Bank	6/26/19	EUR	1,032	USD	1,179	—	(16)
Goldman Sachs International	6/26/19	GBP	259	USD	346	—	(7)
Morgan Stanley Capital Services LLC	6/25/19	USD	5,473	AUD	7,680	52	—
BNP Paribas	6/26/19	USD	4,335	EUR	3,828	20	—
Citibank, N.A.	6/18/19	USD	4,084	JPY	454,650	—	(15)
BNP Paribas	6/18/19	USD	3,949	JPY	438,750	—	(6)
JPMorgan Chase Bank, N.A.	6/18/19	USD	3,791	JPY	419,180	11	—
JPMorgan Chase Bank, N.A.	6/25/19	USD	3,453	AUD	4,839	37	—
Morgan Stanley Capital Services LLC	6/18/19	USD	3,338	JPY	367,080	29	—
Goldman Sachs International	6/26/19	USD	3,263	GBP	2,521	—	(35)
JPMorgan Chase Bank, N.A.	6/18/19	USD	3,063	JPY	339,780	—	—

11

International Explorer Fund

Forward Currency Contracts (continued)

	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	6/25/19	USD	2,983	AUD	4,169	41	—
JPMorgan Chase Bank, N.A.	6/26/19	USD	2,959	GBP	2,246	20	—
Morgan Stanley Capital Services LLC	6/26/19	USD	2,861	EUR	2,524	15	—
Morgan Stanley Capital Services LLC	6/26/19	USD	2,520	GBP	1,904	30	—
JPMorgan Chase Bank, N.A.	6/26/19	USD	2,407	EUR	2,097	44	—
Citibank, N.A.	6/26/19	USD	2,149	EUR	1,890	19	—
Bank of America, N.A.	6/26/19	USD	2,033	GBP	1,547	9	—
Citibank, N.A.	6/26/19	USD	1,742	GBP	1,327	7	—
JPMorgan Chase Bank, N.A.	6/26/19	USD	1,640	GBP	1,259	—	(7)
Barclays Bank plc	6/26/19	USD	1,554	GBP	1,183	6	—
Morgan Stanley Capital Services LLC	6/26/19	USD	1,382	EUR	1,235		(11)
						456	(903)

AUD—Australian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

12

International Explorer Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	34,517
Dividends—Affiliated Issuers	392
Interest—Unaffiliated Issuers	301
Interest—Affiliated Issuers	1,186
Securities Lending—Net	1,593
Total Income	37,989
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,992
Performance Adjustment	(541)
The Vanguard Group—Note C
Management and Administrative	3,048
Marketing and Distribution	5
Custodian Fees	25
Shareholders’ Reports	1
Total Expenses	6,530
Expenses Paid Indirectly	(24)
Net Expenses	6,506
Net Investment Income	31,483
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(98,888)
Investment Securities Sold—Affiliated Issuers	(6)
Futures Contracts	852
Forward Currency Contracts	(617)
Foreign Currencies	156
Realized Net Gain (Loss)	(98,503)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	234,141
Investment Securities—Affiliated Issuers	745
Futures Contracts	3,294
Forward Currency Contracts	975
Foreign Currencies	(13)
Change in Unrealized Appreciation (Depreciation)	239,142
Net Increase (Decrease) in Net Assets Resulting from Operations	172,172

1 Dividends are net of foreign withholding taxes of $2,502,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

International Explorer Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,483	75,882
Realized Net Gain (Loss)	(98,503)	248,680
Change in Unrealized Appreciation (Depreciation)	239,142	(897,889)
Net Increase (Decrease) in Net Assets Resulting from Operations	172,122	(573,327)
Distributions
Net Investment Income	(57,408)	(83,340)
Realized Capital Gain[1]	(204,757)	(167,556)
Total Distributions	(262,165)	(250,896)
Capital Share Transactions
Issued	381,166	1,249,140
Issued in Lieu of Cash Distributions	237,472	228,661
Redeemed	(669,646)	(984,248)
Net Increase (Decrease) from Capital Share Transactions	(51,008)	493,553
Total Increase (Decrease)	(141,051)	(330,670)
Net Assets
Beginning of Period	3,649,394	3,980,064
End of Period	3,508,343	3,649,394

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $40,208,000 and $38,075,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

14

International Explorer Fund

Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$17.86	$21.87	$16.82	$17.76	$18.26	$18.50
Investment Operations
Net Investment Income	.153[1]	.369[1]	.333[1]	.318	.287	.335
Net Realized and Unrealized Gain (Loss) on Investments	.646	(3.032)	5.035	(.334)	.635	.133
Total from Investment Operations	.799	(2.663)	5.368	(.016)	.922	.468
Distributions
Dividends from Net Investment Income	(.289)	(.447)	(.318)	(.263)	(.326)	(.420)
Distributions from Realized Capital Gains	(1.030)	(.900)	—	(.661)	(1.096)	(.288)
Total Distributions	(1.319)	(1.347)	(.318)	(.924)	(1.422)	(.708)
Net Asset Value, End of Period	$17.34	$17.86	$21.87	$16.82	$17.76	$18.26

Total Return[2]	5.58%	-13.08%	32.58%	-0.06%	5.65%	2.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,508	$3,649	$3,980	$2,829	$2,887	$2,598
Ratio of Total Expenses to Average Net Assets[3]	0.38%	0.39%	0.38%	0.41%	0.42%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.82%	1.75%	1.68%	1.83%	1.53%	1.69%
Portfolio Turnover Rate	32%	40%	43%	37%	42%	39%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.01%), (0.01%), 0.00%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

15

International Explorer Fund

Notes to Financial Statements

Vanguard International Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2019, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.

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International Explorer Fund

The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counter- parties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 6% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements

17

International Explorer Fund

with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015-2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

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International Explorer Fund

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

B. The investment advisory firms Schroder Investment Management North America Inc., Wellington Management Company LLP, and TimesSquare Capital Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Schroder Investment Management North America Inc. and Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the S&P EPAC SmallCap Index for the preceding three years. The basic fee of TimesSquare Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the S&P EPAC SmallCap Index since October 31, 2017.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.24% of the fund’s average net assets, before a decrease of $541,000 (0.03%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $169,000, representing 0.00% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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International Explorer Fund

D. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $24,000 (an annual rate of 0.00% of average net assets).

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	81,279	3,297,690	—
Temporary Cash Investments	193,271	21,996	—
Futures Contracts—Assets[1]	99	—	—
Futures Contracts—Liabilities[1]	(295)	—	—
Forward Currency Contracts—Assets	—	456	—
Forward Currency Contracts—Liabilities	—	(903)	—
Total	274,354	3,319,239	—

1 Represents variation margin on the last day of the reporting period.

F.   At April 30, 2019, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	99	—	99
Unrealized Appreciation—Forward Currency Contracts	—	456	456
Total Assets	99	456	555

Variation Margin Payable—Futures Contracts	(295)	—	(295)
Unrealized Depreciation—Forward Currency Contracts	—	(903)	(903)
Total Liabilities	(295)	(903)	(1,198)

20

International Explorer Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	852	—	852
Forward Currency Contracts	—	(617)	(617)
Realized Net Gain (Loss) on Derivatives	852	(617)	235

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,294	—	3,294
Forward Currency Contracts	—	975	975
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,294	975	4,269

G. As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,361,832
Gross Unrealized Appreciation	611,041
Gross Unrealized Depreciation	(378,648)
Net Unrealized Appreciation (Depreciation)	232,393

H. During the six months ended April 30, 2019, the fund purchased $537,377,000 of investment securities and sold $762,066,000 of investment securities, other than temporary cash investments.

I. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2019	October 31, 2018
	Shares	Shares
	(000)	(000)
Issued	23,412	58,614
Issued in Lieu of Cash Distributions	15,758	10,930
Redeemed	(41,204)	(47,185)
Net Increase (Decrease) in Shares Outstanding	(2,034)	22,359

21

International Explorer Fund

J. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE All World ex-US Small-Cap ETF	25,105	2,956	6,116	(16)	740	392	—	22,669
Vanguard Market Liquidity Fund	270,069	NA1	NA1	10	5	1,186	—	193,271
Total	295,174			(6)	745	1,578	—	215,940

1 Not applicable—purchases and sales are for temporary cash investment purposes.

K. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

22

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q1262 062019

Semiannual Report | April 30, 2019 Vanguard High Dividend Yield Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•             Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•             Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

High Dividend Yield Index Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,076.89	$0.72
ETF Shares	1,000.00	1,077.48	0.31
AdmiralTM Shares (Since inception: 2/7/2019)	1,000.00	1,071.24	0.19
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares (Since inception: 2/7/2019)	1,000.00	1,011.19	0.18

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.06% for ETF Shares, and 0.08% for Admiral Shares (since inception). The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365 for Investor and ETF Shares and 83/365 for Admiral Shares).

2

High Dividend Yield Index Fund

Sector Diversification

As of April 30, 2019

Basic Materials	3.9%
Consumer Goods	13.7
Consumer Services	9.4
Financials	18.7
Health Care	12.9
Industrials	8.3
Oil & Gas	9.3
Technology	11.1
Telecommunications	4.6
Utilities	8.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

High Dividend Yield Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value*
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (3.9%)
	Linde plc	1,740,253	313,698
	DowDuPont Inc.	7,170,003	275,687
	Air Products & Chemicals Inc.	692,409	142,491
*	Dow Inc.	2,389,917	135,580
	LyondellBasell Industries NV Class A	970,988	85,670
	International Paper Co.	1,289,660	60,369
	Nucor Corp.	964,119	55,022
	Eastman Chemical Co.	439,940	34,702
	CF Industries Holdings Inc.	727,207	32,564
	RPM International Inc.	406,843	24,675
	Reliance Steel & Aluminum Co.	215,133	19,784
	Huntsman Corp.	685,543	15,247
	Olin Corp.	520,705	11,294
	Scotts Miracle-Gro Co.	127,146	10,810
	Southern Copper Corp.	258,984	9,950
	Domtar Corp.	197,382	9,652
	Cabot Corp.	183,565	8,330
	Commercial Metals Co.	363,146	6,279
	Compass Minerals International Inc.	106,304	6,101
	Trinseo SA	133,792	6,014
	Schweitzer-Mauduit International Inc.	95,866	3,410
	Innophos Holdings Inc.	60,521	1,948
	Orion Engineered Carbons SA	96,016	1,946
	Schnitzer Steel Industries Inc.	81,436	1,932
	Nexa Resources SA	112,228	1,329
*,§	Ferroglobe R&W Trust	166,085	—
			1,274,484
Consumer Goods (13.7%)
	Procter & Gamble Co.	7,863,746	837,332
	Coca-Cola Co.	12,078,732	592,583
	PepsiCo Inc.	4,472,910	572,756
	Philip Morris International Inc.	4,904,815	424,561
	Altria Group Inc.	5,978,666	324,821
	Colgate-Palmolive Co.	2,692,413	195,981
	General Motors Co.	4,138,866	161,209
	Kimberly-Clark Corp.	1,083,329	139,078
	Ford Motor Co.	12,313,439	128,675
	VF Corp.	1,020,186	96,316
	General Mills Inc.	1,869,799	96,239
	Archer-Daniels-Midland Co.	1,761,431	78,560
	Clorox Co.	404,385	64,592
	Kraft Heinz Co.	1,909,055	63,457
	Hershey Co.	442,430	55,237
	Kellogg Co.	782,230	47,168
	Conagra Brands Inc.	1,520,486	46,801
	Genuine Parts Co.	451,099	46,256
	JM Smucker Co.	347,077	42,562
	Hasbro Inc.	366,153	37,296
	Molson Coors Brewing Co. Class B	547,367	35,135
	Garmin Ltd.	359,370	30,812
	Coca-Cola European Partners plc	568,645	30,474
	Tapestry Inc.	909,095	29,337
	Whirlpool Corp.	197,389	27,402
	Bunge Ltd.	443,179	23,227
	Autoliv Inc.	275,372	21,614
	Campbell Soup Co.	558,239	21,598
	Hanesbrands Inc.	1,129,797	20,415
	Newell Brands Inc.	1,330,511	19,133
	Harley-Davidson Inc.	513,309	19,110
	Polaris Industries Inc.	185,105	17,844
	Leggett & Platt Inc.	413,461	16,274
^	Coty Inc. Class A	1,468,580	15,890
	Goodyear Tire & Rubber Co.	731,700	14,056
	Flowers Foods Inc.	566,128	12,308
	Nu Skin Enterprises Inc. Class A	174,048	8,854

4

High Dividend Yield Index Fund

			Market
			Value*
		Shares	($000)
	Spectrum Brands Holdings Inc.	127,292	7,837
	LCI Industries	76,240	6,698
^	B&G Foods Inc.	204,968	5,329
	HNI Corp.	135,365	4,969
	MDC Holdings Inc.	157,014	4,798
	Steelcase Inc. Class A	269,656	4,662
	Universal Corp.	76,950	4,145
	Tupperware Brands Corp.	152,277	3,624
	Tenneco Inc. Class A	158,868	3,482
	Knoll Inc.	150,891	3,295
	Vector Group Ltd.	319,623	3,046
	Ethan Allen Interiors Inc.	75,954	1,679
	National Presto Industries Inc.	15,550	1,656
*	Elanco Animal Health Inc.	5	—
			4,470,183
Consumer Services (9.4%)
	Comcast Corp. Class A	14,188,743	617,636
	McDonald’s Corp.	2,452,193	484,480
	Walmart Inc.	4,433,074	455,897
	CVS Health Corp.	4,059,673	220,765
	Walgreens Boots Alliance Inc.	2,558,678	137,068
	Target Corp.	1,662,116	128,681
	Delta Air Lines Inc.	2,013,998	117,396
	Sysco Corp.	1,480,673	104,195
	Las Vegas Sands Corp.	1,126,637	75,541
	Carnival Corp.	1,264,006	69,343
	Omnicom Group Inc.	701,769	56,163
	Best Buy Co. Inc.	727,668	54,146
	Darden Restaurants Inc.	390,301	45,899
	Kohl’s Corp.	517,176	36,771
	Viacom Inc. Class B	1,113,995	32,206
	Vail Resorts Inc.	126,392	28,925
	Nielsen Holdings plc	1,124,907	28,719
	Interpublic Group of Cos. Inc.	1,208,431	27,794
	KAR Auction Services Inc.	423,664	23,929
	Macy’s Inc.	963,259	22,675
	L Brands Inc.	721,123	18,490
	Gap Inc.	680,706	17,753
	H&R Block Inc.	648,127	17,635
	Wyndham Hotels & Resorts Inc.	308,585	17,194
	Nordstrom Inc.	370,946	15,216
^	Williams-Sonoma Inc.	252,521	14,437
	Cinemark Holdings Inc.	337,836	14,206
	Wyndham Destinations Inc.	301,816	13,147
	Tribune Media Co. Class A	276,258	12,763
	Six Flags Entertainment Corp.	227,878	12,098
	American Eagle Outfitters Inc.	506,575	12,046
	TEGNA Inc.	681,404	10,848
	Extended Stay America Inc.	597,947	10,709
	Cracker Barrel Old Country Store Inc.	60,055	10,134
	Sinclair Broadcast Group Inc. Class A	212,577	9,734
	Meredith Corp.	122,969	7,255
	Bed Bath & Beyond Inc.	410,948	6,867
	Cheesecake Factory Inc.	132,092	6,554
	John Wiley & Sons Inc. Class A	139,008	6,419
	Abercrombie & Fitch Co.	205,778	6,151
	Penske Automotive Group Inc.	111,153	5,104
	Brinker International Inc.	117,099	5,008
	Designer Brands Inc.	214,186	4,766
	Big Lots Inc.	125,344	4,658
	Dine Brands Global Inc.	52,255	4,633
	International Game Technology plc	309,211	4,524
	Office Depot Inc.	1,698,702	4,077
	Signet Jewelers Ltd.	161,913	3,753
	Guess? Inc.	179,438	3,655
	Gannett Co. Inc.	352,830	3,292
^	GameStop Corp. Class A	311,278	2,693
	Copa Holdings SA Class A	24,309	2,024
	New Media Investment Group Inc.	185,941	1,988
	SpartanNash Co.	109,945	1,778
	National CineMedia Inc.	245,198	1,711
	Buckle Inc.	91,361	1,688
	Chico’s FAS Inc.	395,048	1,383
	Tailored Brands Inc.	158,460	1,291
	Weis Markets Inc.	29,051	1,222
	Speedway Motorsports Inc.	34,795	638
			3,067,771
Financials (18.6%)
	JPMorgan Chase & Co.	10,446,641	1,212,333
	Wells Fargo & Co.	13,036,648	631,104
	Citigroup Inc.	5,917,927	418,397
	US Bancorp	4,776,377	254,676
	Chubb Ltd.	1,447,457	210,171
	CME Group Inc.	1,116,603	199,760
	Morgan Stanley	4,102,694	197,955
	PNC Financial Services Group Inc.	1,442,446	197,514
	BlackRock Inc.	383,005	185,849
	Progressive Corp.	1,830,612	143,062
	Prudential Financial Inc.	1,302,324	137,669

5

High Dividend Yield Index Fund

		Market
		Value*
	Shares	($000)
American International Group Inc.	2,809,830	133,664
BB&T Corp.	2,431,477	124,492
Travelers Cos. Inc.	835,500	120,103
Aflac Inc.	2,354,032	118,596
MetLife Inc.	2,568,215	118,472
SunTrust Banks Inc.	1,415,895	92,713
State Street Corp.	1,184,149	80,119
Synchrony Financial	2,274,769	78,866
T. Rowe Price Group Inc.	732,158	78,707
Fifth Third Bancorp	2,422,532	69,817
Ameriprise Financial Inc.	429,686	63,065
KeyCorp	3,198,364	56,131
Citizens Financial Group Inc.	1,475,411	53,410
Regions Financial Corp.	3,261,426	50,650
Principal Financial Group Inc.	869,847	49,720
Arthur J Gallagher & Co.	568,114	47,506
Cincinnati Financial Corp.	484,306	46,581
Huntington Bancshares Inc.	3,282,033	45,686
Comerica Inc.	510,901	40,152
Fidelity National Financial Inc.	832,917	33,275
Franklin Resources Inc.	948,543	32,810
Invesco Ltd.	1,277,074	28,057
Western Union Co.	1,388,877	27,000
Unum Group	640,121	23,633
People’s United Financial Inc.	1,217,530	21,051
Old Republic International Corp.	892,090	19,947
First American Financial Corp.	341,923	19,510
Synovus Financial Corp.	506,692	18,677
Cullen/Frost Bankers Inc.	178,455	18,147
Popular Inc.	311,511	17,977
AXA Equitable Holdings Inc.	748,602	16,986
New York Community Bancorp Inc.	1,449,129	16,853
Janus Henderson Group plc	628,081	15,746
PacWest Bancorp	387,162	15,312
First Horizon National Corp.	994,703	15,010
Axis Capital Holdings Ltd.	259,028	14,726
Eaton Vance Corp.	354,113	14,720
Lazard Ltd. Class A	362,522	14,095
FNB Corp.	1,020,939	12,384
United Bankshares Inc.	307,118	12,051
Umpqua Holdings Corp.	691,996	12,013
Hancock Whitney Corp.	268,058	11,725
Associated Banc-Corp	515,480	11,696
Glacier Bancorp Inc.	267,360	11,387
First Hawaiian Inc.	410,716	11,356
BankUnited Inc.	306,987	11,230
TCF Financial Corp.	504,092	11,156
Bank of Hawaii Corp.	129,141	10,639
Valley National Bancorp	1,006,452	10,548
Navient Corp.	771,931	10,429
Community Bank System Inc.	156,618	10,409
RLI Corp.	123,418	10,038
Chemical Financial Corp.	224,757	9,874
Federated Investors Inc. Class B	302,188	9,286
Fulton Financial Corp.	520,396	8,977
Investors Bancorp Inc.	760,529	8,936
Legg Mason Inc.	265,538	8,882
Cathay General Bancorp	241,056	8,868
Columbia Banking System Inc.	228,201	8,567
Kennedy-Wilson Holdings Inc.	393,605	8,478
OneMain Holdings Inc.	239,908	8,150
Old National Bancorp	471,241	8,049
Santander Consumer USA Holdings Inc.	362,900	7,748
CVB Financial Corp.	348,858	7,570
First Financial Bancorp	297,724	7,473
Trustmark Corp.	204,053	7,338
Bank of NT Butterfield & Son Ltd.	175,350	7,017
WesBanco Inc.	162,868	6,567
Great Western Bancorp Inc.	178,856	6,290
ProAssurance Corp.	165,516	6,212
Moelis & Co. Class A	139,227	5,701
Capitol Federal Financial Inc.	411,899	5,684
HFF Inc. Class A	117,101	5,573
Hope Bancorp Inc.	378,446	5,321
Northwest Bancshares Inc.	298,309	5,200
Westamerica Bancorporation	80,331	5,159
Provident Financial Services Inc.	191,424	5,077
NBT Bancorp Inc.	132,563	5,040
Horace Mann Educators Corp.	128,387	4,953
BGC Partners Inc. Class A	857,597	4,631
Mercury General Corp.	85,697	4,609
Waddell & Reed Financial Inc. Class A	233,558	4,375
S&T Bancorp Inc.	107,239	4,298

6

High Dividend Yield Index Fund

		Market
		Value*
	Shares	($000)
Artisan Partners Asset Management Inc. Class A	149,771	4,244
Safety Insurance Group Inc.	45,669	4,244
First Commonwealth Financial Corp.	305,636	4,160
Pacific Premier Bancorp Inc.	142,480	4,142
CNA Financial Corp.	88,597	4,105
City Holding Co.	49,725	3,947
Sandy Spring Bancorp Inc.	110,379	3,851
Berkshire Hills Bancorp Inc.	127,292	3,817
Brookline Bancorp Inc.	250,626	3,772
Clearway Energy Inc.	235,065	3,730
BrightSphere Investment Group plc	250,847	3,677
Cohen & Steers Inc.	69,246	3,473
Boston Private Financial Holdings Inc.	264,971	3,034
American National Insurance Co.	23,204	2,629
TFS Financial Corp.	155,194	2,582
Washington Trust Bancorp Inc.	48,273	2,501
TrustCo Bank Corp. NY	291,968	2,336
Stock Yards Bancorp Inc.	67,354	2,314
Oritani Financial Corp.	120,089	2,084
Community Trust Bancorp Inc.	48,519	2,050
FBL Financial Group Inc. Class A	31,717	1,981
Dime Community Bancshares Inc.	97,724	1,969
Flushing Financial Corp.	85,414	1,930
Clearway Energy Inc. Class A	102,900	1,582
First Financial Corp.	37,949	1,562
Republic Bancorp Inc. Class A	30,729	1,452
		6,084,604
Health Care (12.9%)
Johnson & Johnson	8,476,687	1,196,908
Pfizer Inc.	18,103,524	735,184
Merck & Co. Inc.	8,217,041	646,763
AbbVie Inc.	4,785,009	379,882
Amgen Inc.	1,990,075	356,860
Eli Lilly & Co.	2,786,630	326,147
Gilead Sciences Inc.	4,030,015	262,112
Bristol-Myers Squibb Co.	5,164,977	239,810
Cardinal Health Inc.	939,587	45,767
Patterson Cos. Inc.	255,647	5,584
Meridian Bioscience Inc.	132,468	1,525
* Tivity Health Inc.	20	1
		4,196,543
Industrials (8.3%)
3M Co.	1,766,513	334,772
Lockheed Martin Corp.	775,164	258,385
Caterpillar Inc.	1,809,654	252,302
United Parcel Service Inc. Class B	2,180,988	231,665
Automatic Data Processing Inc.	1,375,415	226,105
Illinois Tool Works Inc.	1,048,084	163,113
Waste Management Inc.	1,346,144	144,495
Emerson Electric Co.	1,933,475	137,257
Eaton Corp. plc	1,378,365	114,156
Johnson Controls International plc	2,872,558	107,721
Paychex Inc.	1,011,661	85,293
Cummins Inc.	469,047	77,998
PACCAR Inc.	1,066,078	76,406
Fastenal Co.	906,125	63,927
CH Robinson Worldwide Inc.	429,965	34,827
Westrock Co.	792,723	30,425
Snap-on Inc.	173,892	29,263
Packaging Corp. of America	294,861	29,238
Toro Co.	324,897	23,766
Hubbell Inc. Class B	172,158	21,967
Xerox Corp.	633,521	21,134
Sonoco Products Co.	309,682	19,529
National Instruments Corp.	348,205	16,401
Bemis Co. Inc.	285,395	16,387
MUD Resources Group Inc.	611,825	15,999
Watsco Inc.	100,563	15,936
nVent Electric plc	508,212	14,205
MSC Industrial Direct Co. Inc. Class A	138,068	11,549
Kennametal Inc.	256,131	10,425
Timken Co.	216,900	10,400
Ryder System Inc.	164,586	10,369
Macquarie Infrastructure Corp.	251,403	10,184
GATX Corp.	117,208	9,040
ABM Industries Inc.	206,374	7,836
Covanta Holding Corp.	366,580	6,624
Otter Tail Corp.	122,866	6,303
Triton International Ltd.	166,568	5,488
Mobile Mini Inc.	138,503	4,989
Actuant Corp. Class A	190,449	4,872
McGrath RentCorp	75,119	4,657
Greenbrier Cos. Inc.	98,705	3,507
Aircastle Ltd.	169,529	3,377
Ship Finance International Ltd.	252,741	3,225

7

High Dividend Yield Index Fund

		Market
		Value*
	Shares	($000)
Greif Inc. Class A	79,748	3,152
H&E Equipment Services Inc.	98,904	3,008
Seaspan Corp. Class A	291,466	2,956
AVX Corp.	145,554	2,374
GasLog Ltd.	129,631	2,026
Myers Industries Inc.	109,482	1,959
Briggs & Stratton Corp.	125,292	1,529
^ Maxar Technologies Inc.	176,956	872
		2,693,393
Oil & Gas (9.2%)
Exxon Mobil Corp.	13,378,600	1,074,034
Chevron Corp.	6,015,526	722,224
Schlumberger Ltd.	4,374,802	186,717
Occidental Petroleum Corp.	2,389,763	140,709
Marathon Petroleum Corp.	2,114,315	128,698
Phillips 66	1,298,135	122,375
Kinder Morgan Inc.	6,140,347	122,009
Valero Energy Corp.	1,336,682	121,184
Williams Cos. Inc.	3,759,398	106,504
ONEOK Inc.	1,292,232	87,781
Apache Corp.	1,203,517	39,608
Targa Resources Corp.	712,739	28,616
OGE Energy Corp.	628,933	26,629
Helmerich & Payne Inc.	334,457	19,572
Murphy Oil Corp.	517,448	14,095
Equitrans Midstream Corp.	665,960	13,872
PBF Energy Inc. Class A	376,161	12,632
Delek US Holdings Inc.	254,496	9,432
Core Laboratories NV	137,192	8,697
Golar LNG Ltd.	295,560	5,775
Cosan Ltd.	406,564	4,968
Archrock Inc.	396,918	4,013
Nabors Industries Ltd.	1,081,377	3,785
SemGroup Corp. Class A	246,182	3,215
CVR Energy Inc.	57,851	2,639
Green Plains Inc.	123,104	2,138
RPC Inc.	179,056	1,842
		3,013,763
Other (0.0%)[2]
§,* A Schulman Inc. CVR	77,422	33

Technology (11.1%)
Cisco Systems Inc.	14,319,234	801,161
Intel Corp.	14,214,948	725,531
Broadcom Inc.	1,280,849	407,822
International Business Machines Corp.	2,901,143	406,943
Texas Instruments Inc.	3,035,313	357,651
QUALCOMM Inc.	3,827,498	329,662
HP Inc.	4,905,856	97,872
Corning Inc.	2,484,855	79,143
Hewlett Packard Enterprise Co.	4,421,327	69,901
KLA-Tencor Corp.	512,556	65,341
NetApp Inc.	795,952	57,985
Maxim Integrated Products Inc.	858,147	51,489
Western Digital Corp.	913,491	46,698
Seagate Technology plc	881,816	42,609
Juniper Networks Inc.	1,075,305	29,861
Cypress Semiconductor Corp.	1,129,473	19,404
Cogent Communications Holdings Inc.	130,634	7,215
Pitney Bowes Inc.	584,021	4,152
Xperi Corp.	150,810	3,748
TiVo Corp.	376,035	3,524
ADTRAN Inc.	149,410	2,561
		3,610,273
Telecommunications (4.6%)
Verizon Communications Inc.	13,061,699	746,999
AT&T Inc.	22,954,746	710,679
CenturyLink Inc.	3,016,642	34,450
Consolidated Communications Holdings Inc.	219,027	1,130
		1,493,258
Utilities (8.1%)
NextEra Energy Inc.	1,506,787	292,980
Duke Energy Corp.	2,250,687	205,083
Dominion Energy Inc.	2,395,695	186,553
Southern Co.	3,251,556	173,048
Exelon Corp.	3,044,740	155,129
American Electric Power Co. Inc.	1,557,458	133,241
Sempra Energy	863,182	110,444
Public Service Enterprise Group Inc.	1,593,092	95,028
Xcel Energy Inc.	1,603,665	90,607
Consolidated Edison Inc.	981,837	84,595
WEC Energy Group Inc.	994,841	78,025
DTE Energy Co.	570,332	71,696
Eversource Energy	998,029	71,519
PPL Corp.	2,280,908	71,187
FirstEnergy Corp.	1,533,356	64,447
Edison International	1,002,317	63,918
Ameren Corp.	765,984	55,741
Entergy Corp.	570,382	55,270
CMS Energy Corp.	888,037	49,330
CenterPoint Energy Inc.	1,580,197	48,986
Evergy Inc.	828,596	47,909
Atmos Energy Corp.	361,333	36,979
AES Corp.	2,083,385	35,668

8

High Dividend Yield Index Fund

			Market
			Value*
		Shares	($000)
	Alliant Energy Corp.	743,287	35,105
	Pinnacle West Capital Corp.	352,286	33,562
	NiSource Inc.	1,178,237	32,731
	UGI Corp.	544,960	29,706
	Aqua America Inc.	663,492	25,916
	IDACORP Inc.	158,193	15,664
	National Fuel Gas Co.	251,795	14,909
	Portland General Electric Co.	281,359	14,718
	ONE Gas Inc.	163,343	14,459
	Hawaiian Electric Industries Inc.	341,575	14,169
	Southwest Gas Holdings Inc.	165,945	13,805
	New Jersey Resources Corp.	273,967	13,720
	ALLETE Inc.	161,900	13,187
	Spire Inc.	154,697	13,024
	Black Hills Corp.	168,188	12,237
	PNM Resources Inc.	250,103	11,615
	NorthWestern Corp.	157,627	11,010
	South Jersey Industries Inc.	291,376	9,359
	Avangrid Inc.	177,756	9,103
	Avista Corp.	206,298	8,900
	El Paso Electric Co.	126,329	7,720
	Pattern Energy Group Inc. Class A	281,744	6,514
	Northwest Natural Holding Co.	89,275	5,972
	Atlantica Yield plc	184,425	3,779
	TerraForm Power Inc. Class A	228,703	3,101
			2,651,368
	Total Common Stocks (Cost $28,035,616)		32,555,673
	Temporary Cash Investments (0.1%)[1]
	Money Market Fund (0.1%)
3,4	Vanguard Market Liquidity Fund, 2.545%	420,677	42,072

		Face Amount ($000)	Market Value* ($000)
	U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill, 2.479%, 5/9/19	1,500	1,499
5	United States Treasury Bill, 2.497%, 5/23/19	1,000	999
5	United States Treasury Bill, 2.501%, 5/30/19	700	699
			3,197
	Total Temporary Cash Investments (Cost $45,268)		45,269
	Total Investments (99.9%) (Cost $28,080,884)		32,600,942

			Amount
			($000)
	Other Assets and Liabilities (0.1%)
	Other Assets
	Investment in Vanguard		1,560
	Receivables for Accrued Income		52,106
	Receivables for Capital Shares Issued		5,533
	Variation Margin Receivable—Futures Contracts		127
	Other Assets		78
	Total Other Assets		59,404
	Liabilities
	Payables for Investment Securities Purchased		(16)
	Collateral for Securities on Loan		(19,517)
	Payables for Capital Shares Redeemed		(5,501)
	Payables to Vanguard		(5,928)
	Total Liabilities		(30,962)
	Net Assets (100%)		32,629,384

9

High Dividend Yield Index Fund

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	28,971,809
Total Distributable Earnings (Loss)	3,657,575
Net Assets	32,629,384

Investor Shares—Net Assets
Applicable to 172,237,048 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,014,708
Net Asset Value Per Share—Investor Shares	$34.92

ETF Shares—Net Assets
Applicable to 271,164,558 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,901,712
Net Asset Value Per Share—ETF Shares	$88.14

Amount ($000)
Admiral Shares—Net Assets
Applicable to 102,081,149 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,712,964
Net Asset Value Per Share—Admiral Shares	$26.58

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,012,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $19,517,000 of collateral received for securities on loan.
5	Securities with a value of $3,007,000 have been segregated as initial margin for open futures contracts. CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	453	66,784	2,911

See accompanying Notes, which are an integral part of the Financial Statements.

10

High Dividend Yield Index Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends	531,898
Interests	271
Securities Lending—Net	928
Total Income	533,097
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,580
Management and Administrative—Investor Shares	4,187
Management and Administrative—ETF Shares	4,586
Management and Administrative—Admiral Shares	241
Marketing and Distribution—Investor Shares	471
Marketing and Distribution—ETF Shares	489
Marketing and Distribution—Admiral Shares	11
Custodian Fees	252
Shareholders’ Reports—Investor Shares	45
Shareholders’ Reports—ETF Shares	237
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	6
Total Expenses	12,105
Net Investment Income	520,992
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	718,623
Futures Contracts	(1,877)
Realized Net Gain (Loss)	716,746
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,065,161
Futures Contracts	7,853
Change in Unrealized Appreciation (Depreciation)	1,073,014
Net Increase (Decrease) in Net Assets Resulting from Operations	2,310,752

1       Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $204,000, $26,000, and $1,000, respectively.

2       Includes $1,169,925,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

11

High Dividend Yield Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	520,992	896,721
Realized Net Gain (Loss)	716,746	2,076,558
Change in Unrealized Appreciation (Depreciation)	1,073,014	(1,857,134)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,310,752	1,116,145
Distributions
Net Investment Income
Investor Shares	(118,710)	(235,382)
ETF Shares	(378,539)	(640,458)
Admiral Shares	(13,136)	—
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(510,385)	(875,840)
Capital Share Transactions
Investor Shares	(2,393,256)	350,836
ETF Shares	1,261,859	1,139,552
Admiral Shares	2,629,476	—
Net Increase (Decrease) from Capital Share Transactions	1,498,079	1,490,388
Total Increase (Decrease)	3,298,446	1,730,693
Net Assets
Beginning of Period	29,330,938	27,600,245
End of Period	32,629,384	29,330,938

See accompanying Notes, which are an integral part of the Financial Statements.

12

High Dividend Yield Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$32.98	$32.67	$28.20	$26.89	$26.98	$23.83
Investment Operations
Net Investment Income	.563 [1]	1.011 [1]	.927 [1]	.854	.815	.727
Net Realized and Unrealized Gain (Loss) on Investments	1.914	.284	4.472	1.286	(.088)	3.147
Total from Investment Operations	2.477	1.295	5.399	2.140	.727	3.874
Distributions
Dividends from Net Investment Income	(.537)	(.985)	(.929)	(.830)	(.817)	(.724)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.537)	(.985)	(.929)	(.830)	(.817)	(.724)
Net Asset Value, End of Period	$34.92	$32.98	$32.67	$28.20	$26.89	$26.98
Total Return[2]	7.69%	3.96%	19.37%	8.11%	2.78%	16.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,015	$8,003	$7,590	$5,879	$4,368	$4,066
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.15%	0.16%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.27%	3.00%	3.00%	3.19%	3.06%	2.92%
Portfolio Turnover Rate[3]	11%	13%	9%	7%	11%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

High Dividend Yield Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$83.26	$82.46	$71.19	$67.88	$68.11	$60.16
Investment Operations
Net Investment Income	1.437 [1]	2.623 [1]	2.394 [1]	2.203	2.104	1.885
Net Realized and Unrealized Gain (Loss) on Investments	4.833	.731	11.301	3.245	(.222)	7.943
Total from Investment Operations	6.270	3.354	13.695	5.448	1.882	9.828
Distributions
Dividends from Net Investment Income	(1.390)	(2.554)	(2.425)	(2.138)	(2.112)	(1.878)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.390)	(2.554)	(2.425)	(2.138)	(2.112)	(1.878)
Net Asset Value, End of Period	$88.14	$83.26	$82.46	$71.19	$67.88	$68.11
Total Return	7.75%	4.05%	19.46%	8.18%	2.84%	16.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,902	$21,328	$20,010	$15,497	$11,214	$9,782
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.35%	3.08%	3.07%	3.26%	3.13%	3.00%
Portfolio Turnover Rate[2]	11%	13%	9%	7%	11%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

High Dividend Yield Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout the Period	February 7, 2019[1] to April 30, 2019
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.176
Net Realized and Unrealized Gain (Loss) on Investments	1.597
Total from Investment Operations	1.773
Distributions
Dividends from Net Investment Income	(.193)
Distributions from Realized Capital Gains	—
Total Distributions	(.193)
Net Asset Value, End of Period	$26.58
Total Return[3]	7.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,713
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	3.33%
Portfolio Turnover Rate[4]	11%

The expense ratio, net investment income ratio, and turnover rate for the period have been annualized.

1       Inception.

2       Calculated based on average shares outstanding.

3       Total returns do not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

4       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

15

High Dividend Yield Index Fund

Notes to Financial Statements

Vanguard High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares were issued on February 7, 2019.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

16

High Dividend Yield Index Fund

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015-2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

17

High Dividend Yield Index Fund

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $1,560,000, representing 0.00% of the fund’s net assets and 0.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

18

High Dividend Yield Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	32,555,640	—	33
Temporary Cash Investments	42,072	3,197	—
Futures Contracts—Assets[1]	127	—	—
Total	32,597,839	3,197	33

1 Represents variation margin on the last day of the reporting period.

D.      As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	28,080,884
Gross Unrealized Appreciation	5,660,268
Gross Unrealized Depreciation	(1,137,299)
Net Unrealized Appreciation (Depreciation)	4,522,969

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses totaling $498,700,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.      During the six months ended April 30, 2019, the fund purchased $6,352,342,000 of investment securities and sold $4,833,985,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,917,183,000 and $3,104,528,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

19

High Dividend Yield Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	666,551	20,390	1,640,168	48,448
Issued in Lieu of Cash Distributions	96,436	3,067	189,358	5,676
Redeemed	(3,156,243)	(93,853)	(1,478,690)	(43,829)
Net Increase (Decrease)—Investor Shares	(2,393,256)	(70,396)	350,836	10,295
ETF Shares
Issued	4,372,480	52,333	7,116,592	83,559
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,110,621)	(37,325)	(5,977,040)	(70,075)
Net Increase (Decrease)—ETF Shares	1,261,859	15,008	1,139,552	13,484
Admiral Shares[1]
Issued	2,741,018	106,358	—	—
Issued in Lieu of Cash Distributions	7,837	307	—	—
Redeemed	(119,379)	(4,584)	—	—
Net Increase (Decrease)—Admiral Shares	2,629,476	102,081	—	—

1 Inception was February 7, 2019, for Admiral Shares.

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

20

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard High Dividend Yield Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

21

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

22

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q6232 062019

Semiannual Report | April 30, 2019 Vanguard Emerging Markets Government Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	38

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

Emerging Markets Government Bond Index	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,071.06	$2.52
ETF Shares	1,000.00	1,072.05	1.49
AdmiralTM Shares	1,000.00	1,072.03	1.49
Institutional Shares	1,000.00	1,072.01	1.44
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.36	$2.46
ETF Shares	1,000.00	1,023.37	1.45
Admiral Shares	1,000.00	1,023.36	1.45
Institutional Shares	1,000.00	1,023.43	1.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.49% for Investor Shares, 0.29% for ETF Shares, 0.29% for Admiral Shares, and 0.28% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Emerging Markets Government Bond Index Fund

Sector Diversification

As of April 30, 2019

Foreign	100.0%

3

Emerging Markets Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Angola (0.6%)
Sovereign Bonds (0.6%)
	Republic of Angola	9.500%	11/12/25	2,350	2,633
	Republic of Angola	8.250%	5/9/28	2,800	2,928
1	Republic of Angola	8.250%	5/9/28	200	209
	Republic of Angola	9.375%	5/8/48	1,100	1,181
1	Republic of Angola	9.375%	5/8/48	1,600	1,721
Total Angola (Cost $8,367)					8,672
Argentina (3.6%)
Sovereign Bonds (3.6%)
	Argentine Republic	6.875%	4/22/21	2,455	2,059
	Argentine Republic	6.875%	4/22/21	3,875	3,258
	Argentine Republic	5.625%	1/26/22	4,350	3,402
	Argentine Republic	4.625%	1/11/23	2,000	1,473
	Argentine Republic	7.500%	4/22/26	7,275	5,465
	Argentine Republic	6.875%	1/26/27	4,950	3,564
	Argentine Republic	5.875%	1/11/28	3,915	2,701
	Argentine Republic	6.625%	7/6/28	1,456	1,023
2	Argentine Republic	8.280%	12/31/33	1,678	1,213
	Argentine Republic	8.280%	12/31/33	7,500	5,475
	Argentine Republic	7.125%	7/6/36	2,315	1,589
2	Argentine Republic	3.750%	12/31/38	10,594	5,562
	Argentine Republic	7.625%	4/22/46	2,500	1,734
	Argentine Republic	6.875%	1/11/48	6,600	4,373
	Argentine Republic	7.125%	6/28/17	3,625	2,415
2	City of Buenos Aires	8.950%	2/19/21	134	128
1,2	City of Buenos Aires	7.500%	6/1/27	1,000	826
2	Provincia de Buenos Aires	10.875%	1/26/21	627	563
1,2	Provincia de Buenos Aires	9.950%	6/9/21	800	681
2	Provincia de Buenos Aires	9.125%	3/16/24	1,000	754
2	Provincia de Buenos Aires	7.875%	6/15/27	2,000	1,332
	Provincia de Cordoba	7.125%	6/10/21	300	240
1	Provincia de Cordoba	7.125%	8/1/27	550	375
2	Provincia de Mondoza Argentina	8.375%	5/19/24	550	410
2	Provincia del Chubut Argentina	7.750%	7/26/26	500	394
2	YPF SA	8.750%	4/4/24	1,620	1,557
	YPF SA	8.500%	7/28/25	1,787	1,642
1	YPF SA	7.000%	12/15/47	875	670
Total Argentina (Cost $67,441)					54,878

4

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Armenia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Armenia	6.000%	9/30/20	200	205
1	Republic of Armenia	6.000%	9/30/20	200	204
	Republic of Armenia	7.150%	3/26/25	700	780
Total Armenia (Cost $1,131)					1,189
Azerbaijan (0.5%)
Sovereign Bonds (0.5%)
1	Republic of Azerbaijan	4.750%	3/18/24	400	414
	Republic of Azerbaijan	4.750%	3/18/24	800	825
1,2	Republic of Azerbaijan	3.500%	9/1/32	1,100	985
3	Southern Gas Corridor CJSC	6.875%	3/24/26	2,600	2,938
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	1,000	1,024
	State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	700	796
Total Azerbaijan (Cost $6,650)					6,982
Bahamas (0.1%)
Sovereign Bond (0.1%)
1,2	Commonwealth of the Bahamas	6.000%	11/21/28	850	903
Total Bahamas (Cost $850)					903
Bahrain (1.3%)
Sovereign Bonds (1.3%)
	Bahrain Mumtalakat Holding Co. BSC	4.000%	11/25/21	250	244
	Batelco International Finance No 1 Ltd.	4.250%	5/1/20	600	599
	CBB International Sukuk Co. 5 Spc	5.624%	2/12/24	1,550	1,608
	CBB International Sukuk Co. 6 Spc	5.250%	3/20/25	400	405
	CBB International Sukuk Co. 7 SPC	6.875%	10/5/25	800	873
	Kingdom of Bahrain	5.875%	1/26/21	200	203
1	Kingdom of Bahrain	6.125%	7/5/22	1,200	1,241
	Kingdom of Bahrain	6.125%	8/1/23	1,425	1,487
1	Kingdom of Bahrain	6.125%	8/1/23	150	156
1	Kingdom of Bahrain	7.000%	1/26/26	2,200	2,365
	Kingdom of Bahrain	7.000%	1/26/26	1,550	1,671
	Kingdom of Bahrain	7.000%	10/12/28	2,200	2,380
	Kingdom of Bahrain	6.750%	9/20/29	2,000	2,123
1	Kingdom of Bahrain	6.750%	9/20/29	800	849
	Kingdom of Bahrain	6.000%	9/19/44	600	564
1	Kingdom of Bahrain	6.000%	9/19/44	1,050	983
	Kingdom of Bahrain	7.500%	9/20/47	200	214
	Oil and Gas Holding Co. BSCC	7.500%	10/25/27	700	746
1	Oil and Gas Holding Co. BSCC	7.500%	10/25/27	1,200	1,279
	Oil and Gas Holding Co. BSCC	8.375%	11/7/28	500	564
Total Bahrain (Cost $19,961)					20,554
Belarus (0.2%)
Sovereign Bonds (0.2%)
	Republic of Belarus	6.875%	2/28/23	800	837
	Republic of Belarus	7.625%	6/29/27	1,050	1,131
	Republic of Belarus	6.200%	2/28/30	1,000	986
Total Belarus (Cost $2,943)					2,954

5

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Belize (0.0%)
Sovereign Bond (0.0%)
2	Belize	4.938%	2/20/34	550	330
Total Belize (Cost $374)					330
Bermuda (0.2%)
Sovereign Bonds (0.2%)
2	Bermuda	3.717%	1/25/27	1,550	1,557
1,2	Bermuda	4.750%	2/15/29	800	861
Total Bermuda (Cost $2,338)					2,418
Bolivia (0.2%)
Sovereign Bonds (0.2%)
	Plurinational State of Bolivia	4.875%	10/29/22	400	403
	Plurinational State of Bolivia	5.950%	8/22/23	800	836
1,2	Plurinational State of Bolivia	4.500%	3/20/28	1,600	1,498
Total Bolivia (Cost $2,809)					2,737
Brazil (6.9%)
Sovereign Bonds (6.9%)
	Banco do Brasil SA	5.375%	1/15/21	375	385
	Banco do Brasil SA	5.875%	1/26/22	1,875	1,955
	Banco do Brasil SA	3.875%	10/10/22	1,726	1,715
1	Banco do Brasil SA	4.875%	4/19/23	800	822
	Banco do Brasil SA	4.625%	1/15/25	600	607
2	Banco do Brasil SA	8.500%	10/29/49	425	452
1	Banco Nacional de Desenvolvimento Economico e Social	5.500%	7/12/20	200	206
	Banco Nacional de Desenvolvimento Economico e Social	5.500%	7/12/20	600	619
	Banco Nacional de Desenvolvimento Economico e Social	5.750%	9/26/23	1,000	1,079
	Caixa Economica Federal	3.500%	11/7/22	350	347
	Cemig Geracao e Transmissao SA	9.250%	12/5/24	2,300	2,529
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,600	1,660
	Federative Republic of Brazil	4.875%	1/22/21	3,317	3,412
	Federative Republic of Brazil	2.625%	1/5/23	3,861	3,736
	Federative Republic of Brazil	8.875%	4/15/24	1,425	1,769
	Federative Republic of Brazil	4.250%	1/7/25	4,372	4,421
	Federative Republic of Brazil	8.750%	2/4/25	500	623
	Federative Republic of Brazil	6.000%	4/7/26	4,230	4,664
	Federative Republic of Brazil	10.125%	5/15/27	466	641
2	Federative Republic of Brazil	4.625%	1/13/28	5,252	5,266
2	Federative Republic of Brazil	4.500%	5/30/29	3,000	2,924
	Federative Republic of Brazil	8.250%	1/20/34	1,625	2,062
	Federative Republic of Brazil	7.125%	1/20/37	2,095	2,454
	Federative Republic of Brazil	5.625%	1/7/41	4,726	4,708
	Federative Republic of Brazil	5.000%	1/27/45	5,536	5,037
	Federative Republic of Brazil	5.625%	2/21/47	4,740	4,651
	Petrobras Global Finance BV	8.375%	5/23/21	806	884
	Petrobras Global Finance BV	6.125%	1/17/22	1,622	1,719
	Petrobras Global Finance BV	4.375%	5/20/23	3,550	3,586
	Petrobras Global Finance BV	6.250%	3/17/24	2,925	3,148
	Petrobras Global Finance BV	5.299%	1/27/25	3,609	3,708

6

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Petrobras Global Finance BV	8.750%	5/23/26	3,348	4,001
	Petrobras Global Finance BV	7.375%	1/17/27	5,320	5,919
	Petrobras Global Finance BV	5.999%	1/27/28	7,158	7,319
	Petrobras Global Finance BV	5.750%	2/1/29	4,000	4,000
	Petrobras Global Finance BV	6.875%	1/20/40	1,403	1,440
	Petrobras Global Finance BV	6.750%	1/27/41	500	508
	Petrobras Global Finance BV	7.250%	3/17/44	2,385	2,519
	Petrobras Global Finance BV	6.900%	3/19/49	3,650	3,644
	Petrobras Global Finance BV	6.850%	6/5/15	3,775	3,690
	Petrobras International Finance Co. SA	5.375%	1/27/21	1,310	1,349
Total Brazil (Cost $100,749)					106,178
Cameroon (0.1%)
Sovereign Bond (0.1%)
2	Republic of Cameroon	9.500%	11/19/25	1,150	1,231
Total Cameroon (Cost $1,192)					1,231
Chile (1.2%)
Sovereign Bonds (1.2%)
1	Banco del Estado de Chile	4.125%	10/7/20	400	406
1	Banco del Estado de Chile	2.668%	1/8/21	400	397
1	Banco del Estado de Chile	3.875%	2/8/22	725	739
1	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	158
1	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	801
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,500	1,502
1	Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	348
1	Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	238
1	Corp. Nacional del Cobre de Chile	4.875%	11/4/44	400	431
	Corp. Nacional del Cobre de Chile	4.875%	11/4/44	900	969
1	Empresa de Transporte de Pasajeros Metro SA	4.750%	2/4/24	200	211
1	Empresa de Transporte de Pasajeros Metro SA	5.000%	1/25/47	400	425
1	Empresa Nacional del Petroleo	4.750%	12/6/21	536	551
	Empresa Nacional del Petroleo	4.375%	10/30/24	500	515
	Empresa Nacional del Petroleo	3.750%	8/5/26	890	885
1	Empresa Nacional del Petroleo	4.500%	9/14/47	800	763
	Republic of Chile	3.875%	8/5/20	425	433
	Republic of Chile	2.250%	10/30/22	2,000	1,978
	Republic of Chile	3.125%	3/27/25	850	857
	Republic of Chile	3.125%	1/21/26	1,290	1,295
2	Republic of Chile	3.240%	2/6/28	2,550	2,562
	Republic of Chile	3.860%	6/21/47	2,250	2,253
Total Chile (Cost $18,248)					18,717
China (5.1%)
Sovereign Bonds (5.1%)
	Avi Funding Co. Ltd.	3.800%	9/16/25	1,000	1,016
1	Bank of China Ltd.	5.000%	11/13/24	1,000	1,059
	Bank of China Ltd.	5.000%	11/13/24	3,650	3,865
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	2,500	2,551
2	China Construction Bank Corp.	3.875%	5/13/25	3,175	3,188

7

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	China Development Bank	2.500%	10/9/20	2,500	2,489
	Chinalco Capital Holdings Ltd.	4.000%	8/25/21	1,300	1,290
	CNAC HK Finbridge Co. Ltd.	3.000%	7/19/20	250	249
	CNAC HK Finbridge Co. Ltd.	4.125%	3/14/21	2,200	2,229
	CNAC HK Finbridge Co. Ltd.	3.500%	7/19/22	2,898	2,903
	CNAC HK Finbridge Co. Ltd.	4.125%	7/19/27	1,580	1,585
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	1,250	1,343
1	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	315
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	3,914	4,116
1	CNOOC Finance 2011 Ltd.	4.250%	1/26/21	2,288	2,331
1	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,400	1,428
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,050	1,038
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,850	1,843
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,300	1,306
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,200	1,270
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,160	2,252
2	Dianjian Haixing Ltd.	4.050%	10/29/49	200	200
	Export-Import Bank of China	3.625%	7/31/24	1,482	1,512
	Franshion Brilliant Ltd.	5.750%	12/31/49	500	478
	Huarong Finance II Co. Ltd.	3.625%	11/22/21	1,250	1,251
2	Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,158
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	2,750	2,913
	People’s Republic of China	2.125%	11/2/22	1,600	1,571
	People’s Republic of China	3.250%	10/19/23	2,300	2,355
	People’s Republic of China	2.625%	11/2/27	1,951	1,895
	People’s Republic of China	3.500%	10/19/28	900	938
	People’s Republic of China	4.000%	10/19/48	900	927
2	Sino-Ocean Land Treasure III Ltd.	4.900%	12/31/49	800	704
	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	800	818
1	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	1,575	1,607
1	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	450	558
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	907	927
1	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	1,369	1,399
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	2,025	2,119
	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	300	314
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	2,300	2,283
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	2,046	2,049
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	2,870	2,993
1	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	200	209
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	1,200	1,229
1	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,200	1,195
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	2,200	2,194
	Tewoo Group No 4 Ltd.	3.150%	12/1/20	500	491
	Tsinghua Unic Ltd.	4.750%	1/31/21	1,250	1,227
	Tsinghua Unic Ltd.	5.375%	1/31/23	900	869
Total China (Cost $77,085)					78,049

8

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colombia (2.9%)
Sovereign Bonds (2.9%)
	Ecopetrol SA	5.875%	9/18/23	2,085	2,267
	Ecopetrol SA	4.125%	1/16/25	1,050	1,057
	Ecopetrol SA	5.375%	6/26/26	1,720	1,838
	Ecopetrol SA	7.375%	9/18/43	1,238	1,492
	Ecopetrol SA	5.875%	5/28/45	1,830	1,887
	Oleoducto Central SA	4.000%	5/7/21	400	403
	Republic of Colombia	4.375%	7/12/21	3,009	3,096
2	Republic of Colombia	2.625%	3/15/23	1,060	1,039
	Republic of Colombia	4.000%	2/26/24	2,145	2,207
	Republic of Colombia	8.125%	5/21/24	1,290	1,559
2	Republic of Colombia	4.500%	1/28/26	1,800	1,897
2	Republic of Colombia	3.875%	4/25/27	2,750	2,791
2	Republic of Colombia	4.500%	3/15/29	2,500	2,634
	Republic of Colombia	7.375%	9/18/37	1,693	2,207
	Republic of Colombia	6.125%	1/18/41	3,782	4,451
2	Republic of Colombia	5.625%	2/26/44	4,284	4,798
2	Republic of Colombia	5.000%	6/15/45	6,650	6,941
	Republic of Colombia	5.200%	5/15/49	1,350	1,443
	Transportadora de Gas Internacional SA ESP	5.550%	11/1/28	200	219
Total Colombia (Cost $42,239)					44,226
Costa Rica (0.4%)
Sovereign Bonds (0.4%)
1	Banco Nacional de Costa Rica	5.875%	4/25/21	347	350
	Banco Nacional de Costa Rica	6.250%	11/1/23	400	404
	Instituto Costarricense de Electricidad	6.950%	11/10/21	475	474
	Instituto Costarricense de Electricidad	6.375%	5/15/43	200	161
	Republic of Costa Rica	4.250%	1/26/23	1,082	1,037
	Republic of Costa Rica	4.375%	4/30/25	200	187
	Republic of Costa Rica	5.625%	4/30/43	1,300	1,104
	Republic of Costa Rica	7.000%	4/4/44	2,130	2,053
	Republic of Costa Rica	7.158%	3/12/45	300	292
Total Costa Rica (Cost $5,993)					6,062
Cote d’Ivoire (0.4%)
Sovereign Bonds (0.4%)
	Republic of Cote d’Ivoire	5.375%	7/23/24	750	730
2	Republic of Cote d’Ivoire	6.375%	3/3/28	1,500	1,459
2	Republic of Cote d’Ivoire	5.750%	12/31/32	1,289	1,217
1,2	Republic of Cote d’Ivoire	5.750%	12/31/32	1,358	1,282
2	Republic of Cote d’Ivoire	6.125%	6/15/33	2,150	1,960
Total Cote d’Ivoire (Cost $6,783)					6,648
Croatia (0.7%)
Sovereign Bonds (0.7%)
	Hrvatska Elektroprivreda	5.875%	10/23/22	500	537
	Republic of Croatia	6.625%	7/14/20	1,594	1,660
	Republic of Croatia	6.375%	3/24/21	2,200	2,330
	Republic of Croatia	5.500%	4/4/23	3,100	3,358
	Republic of Croatia	6.000%	1/26/24	1,935	2,168
Total Croatia (Cost $9,758)					10,053

9

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dominican Republic (1.4%)
Sovereign Bonds (1.4%)
2	Dominican Republic	7.500%	5/6/21	2,302	2,379
	Dominican Republic	6.600%	1/28/24	1,075	1,163
2	Dominican Republic	5.875%	4/18/24	1,050	1,096
	Dominican Republic	5.500%	1/27/25	2,660	2,749
	Dominican Republic	6.875%	1/29/26	1,295	1,431
	Dominican Republic	5.950%	1/25/27	2,000	2,107
	Dominican Republic	6.000%	7/19/28	2,069	2,181
1	Dominican Republic	6.000%	7/19/28	1,400	1,475
	Dominican Republic	7.450%	4/30/44	1,450	1,643
1	Dominican Republic	6.850%	1/27/45	870	928
2	Dominican Republic	6.850%	1/27/45	2,819	3,021
1	Dominican Republic	6.500%	2/15/48	1,650	1,708
Total Dominican Republic (Cost $21,487)					21,881
Ecuador (1.6%)
Sovereign Bonds (1.6%)
	Republic of Ecuador	10.750%	3/28/22	2,850	3,195
	Republic of Ecuador	8.750%	6/2/23	3,100	3,293
	Republic of Ecuador	7.950%	6/20/24	5,250	5,332
	Republic of Ecuador	9.650%	12/13/26	1,750	1,868
1	Republic of Ecuador	9.625%	6/2/27	370	392
	Republic of Ecuador	9.625%	6/2/27	800	848
	Republic of Ecuador	8.875%	10/23/27	900	918
1	Republic of Ecuador	7.875%	1/23/28	5,950	5,734
1	Republic of Ecuador	10.750%	1/31/29	2,800	3,122
Total Ecuador (Cost $24,133)					24,702
Egypt (1.7%)
Sovereign Bonds (1.7%)
	Arab Republic of Egypt	5.750%	4/29/20	1,012	1,026
	Arab Republic of Egypt	6.125%	1/31/22	3,153	3,190
	Arab Republic of Egypt	5.577%	2/21/23	750	742
1	Arab Republic of Egypt	5.577%	2/21/23	1,200	1,188
	Arab Republic of Egypt	6.200%	3/1/24	750	752
	Arab Republic of Egypt	5.875%	6/11/25	2,275	2,230
	Arab Republic of Egypt	7.500%	1/31/27	3,100	3,200
	Arab Republic of Egypt	6.588%	2/21/28	925	895
1	Arab Republic of Egypt	6.588%	2/21/28	1,000	968
1	Arab Republic of Egypt	7.600%	3/1/29	2,000	2,017
	Arab Republic of Egypt	7.600%	3/1/29	750	756
	Arab Republic of Egypt	6.875%	4/30/40	600	555
	Arab Republic of Egypt	8.500%	1/31/47	3,850	3,919
	Arab Republic of Egypt	7.903%	2/21/48	2,300	2,226
1	Arab Republic of Egypt	7.903%	2/21/48	600	579
	Arab Republic of Egypt	8.700%	3/1/49	2,100	2,168
	Republic of Egypt	5.577%	2/21/23	750	742
Total Egypt (Cost $26,473)					26,411

10

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
El Salvador (0.5%)
Sovereign Bonds (0.5%)
	Republic of El Salvador	7.750%	1/24/23	785	829
	Republic of El Salvador	5.875%	1/30/25	1,218	1,190
1	Republic of El Salvador	6.375%	1/18/27	300	293
	Republic of El Salvador	6.375%	1/18/27	1,319	1,292
	Republic of El Salvador	8.625%	2/28/29	900	999
1	Republic of El Salvador	8.625%	2/28/29	150	166
	Republic of El Salvador	8.250%	4/10/32	704	762
	Republic of El Salvador	7.650%	6/15/35	1,640	1,702
	Republic of El Salvador	7.625%	2/1/41	768	790
Total El Salvador (Cost $7,674)					8,023
Ethiopia (0.1%)
Sovereign Bond (0.1%)
	Federal Democratic Republic of Ethiopia	6.625%	12/11/24	1,350	1,384
Total Ethiopia (Cost $1,327)					1,384
Gabon (0.2%)
Sovereign Bonds (0.2%)
1,2	Gabonese Republic	6.375%	12/12/24	400	386
2	Gabonese Republic	6.375%	12/12/24	1,786	1,720
	Gabonese Republic	6.950%	6/16/25	1,050	1,022
Total Gabon (Cost $3,192)					3,128
Georgia (0.1%)
Sovereign Bonds (0.1%)
	Georgian Railway JSC	7.750%	7/11/22	900	966
	Republic of Georgia	6.875%	4/12/21	600	635
Total Georgia (Cost $1,576)					1,601
Ghana (0.8%)
Sovereign Bonds (0.8%)
1	Republic of Ghana	7.875%	8/7/23	400	420
1,2	Republic of Ghana	8.125%	1/18/26	300	310
2	Republic of Ghana	8.125%	1/18/26	2,070	2,136
2	Republic of Ghana	7.875%	3/26/27	500	507
1,2	Republic of Ghana	7.625%	5/16/29	850	836
2	Republic of Ghana	7.625%	5/16/29	2,600	2,557
2	Republic of Ghana	8.125%	3/26/32	2,400	2,379
1,2	Republic of Ghana	8.627%	6/16/49	800	768
2	Republic of Ghana	8.950%	3/26/51	2,150	2,127
Total Ghana (Cost $12,025)					12,040
Guatemala (0.2%)
Sovereign Bonds (0.2%)
	Republic of Guatemala	5.750%	6/6/22	653	686
	Republic of Guatemala	4.500%	5/3/26	1,500	1,491
	Republic of Guatemala	4.375%	6/5/27	800	785
	Republic of Guatemala	4.875%	2/13/28	600	607
Total Guatemala (Cost $3,559)					3,569

11

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Honduras (0.1%)
Sovereign Bonds (0.1%)
	Republic of Honduras	8.750%	12/16/20	200	214
2	Republic of Honduras	7.500%	3/15/24	800	875
	Republic of Honduras	6.250%	1/19/27	1,020	1,077
Total Honduras (Cost $2,084)					2,166
Hungary (1.2%)
Sovereign Bonds (1.2%)
1,4	MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	600	628
	MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	200	209
	Republic of Hungary	6.375%	3/29/21	4,027	4,284
	Republic of Hungary	5.375%	2/21/23	2,962	3,199
	Republic of Hungary	5.750%	11/22/23	3,070	3,404
	Republic of Hungary	5.375%	3/25/24	3,075	3,384
	Republic of Hungary	7.625%	3/29/41	1,950	2,936
Total Hungary (Cost $17,605)					18,044
Indonesia (6.6%)
Sovereign Bonds (6.6%)
	Pertamina Persero PT	4.875%	5/3/22	750	778
	Pertamina Persero PT	4.300%	5/20/23	1,300	1,335
1	Pertamina Persero PT	4.300%	5/20/23	430	441
	Pertamina Persero PT	6.500%	5/27/41	433	500
1	Pertamina Persero PT	5.625%	5/20/43	200	208
	Pertamina Persero PT	6.450%	5/30/44	1,600	1,836
	Pertamina Persero PT	6.500%	11/7/48	400	466
1	Perusahaan Listrik Negara PT	4.125%	5/15/27	1,450	1,425
	Perusahaan Listrik Negara PT	5.450%	5/21/28	400	428
1	Perusahaan Listrik Negara PT	5.250%	10/24/42	300	297
5	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	1,200	1,206
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	1,500	1,504
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	378	379
5	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	2,000	2,025
1	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	800	810
5	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	450	457
1	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	621
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	2,450	2,536
5	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	3,069	3,169
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	2,685	2,802
5	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	3,050	3,100
5	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	1,200	1,237
1	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	1,500	1,547
1,5	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	1,000	1,032
5	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	600	619
	Republic of Indonesia	4.875%	5/5/21	4,600	4,757
	Republic of Indonesia	3.700%	1/8/22	2,250	2,283
	Republic of Indonesia	3.750%	4/25/22	1,950	1,981
	Republic of Indonesia	3.375%	4/15/23	3,500	3,518
	Republic of Indonesia	5.375%	10/17/23	2,359	2,561
	Republic of Indonesia	5.875%	1/15/24	2,850	3,157
	Republic of Indonesia	4.450%	2/11/24	900	938
1	Republic of Indonesia	4.125%	1/15/25	200	206
	Republic of Indonesia	4.125%	1/15/25	2,330	2,406

12

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	4.750%	1/8/26	3,450	3,670
	Republic of Indonesia	4.350%	1/8/27	2,300	2,391
1	Republic of Indonesia	3.850%	7/18/27	1,000	1,006
	Republic of Indonesia	3.850%	7/18/27	500	504
	Republic of Indonesia	3.500%	1/11/28	1,986	1,952
	Republic of Indonesia	4.100%	4/24/28	1,550	1,585
	Republic of Indonesia	4.750%	2/11/29	1,950	2,088
	Republic of Indonesia	8.500%	10/12/35	2,440	3,515
	Republic of Indonesia	6.625%	2/17/37	2,287	2,841
	Republic of Indonesia	7.750%	1/17/38	3,088	4,276
	Republic of Indonesia	5.250%	1/17/42	1,600	1,737
	Republic of Indonesia	5.250%	1/17/42	1,750	1,900
	Republic of Indonesia	4.625%	4/15/43	2,175	2,209
1	Republic of Indonesia	6.750%	1/15/44	100	130
	Republic of Indonesia	6.750%	1/15/44	3,150	4,086
	Republic of Indonesia	5.125%	1/15/45	4,719	5,070
	Republic of Indonesia	5.950%	1/8/46	400	476
	Republic of Indonesia	5.250%	1/8/47	2,650	2,893
	Republic of Indonesia	4.750%	7/18/47	1,250	1,282
	Republic of Indonesia	4.350%	1/11/48	2,650	2,613
	Republic of Indonesia	5.350%	2/11/49	1,600	1,792
	Saka Energi Indonesia PT	4.450%	5/5/24	600	594
Total Indonesia (Cost $98,516)					101,175
Iraq (0.4%)
Sovereign Bonds (0.4%)
1	Republic of Iraq	6.752%	3/9/23	850	864
	Republic of Iraq	6.752%	3/9/23	950	966
2	Republic of Iraq	5.800%	1/15/28	3,945	3,833
Total Iraq (Cost $5,500)					5,663
Jamaica (0.6%)
Sovereign Bonds (0.6%)
2	Jamaica	7.625%	7/9/25	700	801
	Jamaica	6.750%	4/28/28	3,550	3,985
2	Jamaica	8.000%	3/15/39	1,348	1,634
	Jamaica	7.875%	7/28/45	1,950	2,359
Total Jamaica (Cost $8,299)					8,779
Jordan (0.3%)
Sovereign Bonds (0.3%)
	Hashemite Kingdom of Jordan	6.125%	1/29/26	1,450	1,458
	Hashemite Kingdom of Jordan	5.750%	1/31/27	1,214	1,186
	Hashemite Kingdom of Jordan	7.375%	10/10/47	1,650	1,610
Total Jordan (Cost $4,200)					4,254
Kazakhstan (0.9%)
Sovereign Bonds (0.9%)
	Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	1,100	1,297
	Kazakhstan Temir Zholy National Co. JSC	4.850%	11/17/27	800	831
1	KazMunayGas National Co. JSC	3.875%	4/19/22	750	756
	KazMunayGas National Co. JSC	4.750%	4/24/25	400	416
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,800	1,888
1	KazMunayGas National Co. JSC	5.750%	4/19/47	400	420

13

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1	KazMunayGas National Co. JSC	6.375%	10/24/48	700	774
	Republic of Kazakhstan	3.875%	10/14/24	1,900	1,973
	Republic of Kazakhstan	5.125%	7/21/25	2,500	2,759
	Republic of Kazakhstan	4.875%	10/14/44	1,600	1,720
	Republic of Kazakhstan	6.500%	7/21/45	1,200	1,557
Total Kazakhstan (Cost $13,177)					14,391
Kenya (0.4%)
Sovereign Bonds (0.4%)
1	Republic of Kenya	6.875%	6/24/24	200	204
	Republic of Kenya	6.875%	6/24/24	3,075	3,140
	Republic of Kenya	7.250%	2/28/28	750	744
1	Republic of Kenya	7.250%	2/28/28	800	792
	Republic of Kenya	8.250%	2/28/48	925	914
1	Republic of Kenya	8.250%	2/28/48	570	563
Total Kenya (Cost $6,294)					6,357
Kuwait (0.8%)
Sovereign Bonds (0.8%)
	Equate Petrochemical BV	3.000%	3/3/22	900	891
	Equate Petrochemical BV	4.250%	11/3/26	1,350	1,377
	Equate Sukuk Spc Ltd.	3.944%	2/21/24	500	506
	State of Kuwait	2.750%	3/20/22	3,325	3,321
	State of Kuwait	3.500%	3/20/27	5,040	5,152
Total Kuwait (Cost $11,074)					11,247
Lebanon (1.5%)
Sovereign Bonds (1.5%)
	Republic of Lebanon	5.800%	4/14/20	1,100	1,067
	Republic of Lebanon	8.250%	4/12/21	2,128	2,062
	Republic of Lebanon	6.100%	10/4/22	4,239	3,738
	Republic of Lebanon	6.000%	1/27/23	585	507
	Republic of Lebanon	6.650%	4/22/24	1,991	1,704
	Republic of Lebanon	6.200%	2/26/25	2,100	1,753
	Republic of Lebanon	6.250%	6/12/25	400	334
	Republic of Lebanon	6.600%	11/27/26	2,075	1,708
	Republic of Lebanon	6.850%	3/23/27	1,350	1,111
	Republic of Lebanon	6.750%	11/29/27	2,261	1,840
	Republic of Lebanon	6.650%	11/3/28	1,040	839
	Republic of Lebanon	6.850%	5/25/29	800	645
	Republic of Lebanon	6.650%	2/26/30	3,300	2,616
	Republic of Lebanon	7.000%	3/23/32	1,550	1,251
	Republic of Lebanon	7.050%	11/2/35	500	395
	Republic of Lebanon	7.250%	3/23/37	2,100	1,671
Total Lebanon (Cost $25,349)					23,241
Malaysia (1.0%)
Sovereign Bonds (1.0%)
	1MDB Global Investments Ltd.	4.400%	3/9/23	2,700	2,537
	Danga Capital Bhd.	3.035%	3/1/21	800	794
2	Malayan Banking Bhd.	3.905%	10/29/26	700	702
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	1,550	1,551
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	550	596
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	1,500	1,501

14

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	450	477
	Petroliam Nasional Bhd.	7.625%	10/15/26	385	491
	Petronas Capital Ltd.	3.125%	3/18/22	700	702
	Petronas Capital Ltd.	3.500%	3/18/25	2,600	2,636
	Petronas Capital Ltd.	4.500%	3/18/45	1,550	1,695
	TNB Global Ventures Capital Bhd.	3.244%	10/19/26	800	769
1	Wakala Global Sukuk Bhd.	4.646%	7/6/21	750	778
Total Malaysia (Cost $14,920)					15,229
Mexico (9.1%)
Sovereign Bonds (9.1%)
2	Banco Nacional de Comercio Exterior SNC	3.800%	8/11/26	500	493
1	Mexico City Airport Trust	5.500%	7/31/47	590	550
	Mexico City Airport Trust	5.500%	7/31/47	2,529	2,365
	Petroleos Mexicanos	5.500%	1/21/21	4,564	4,665
	Petroleos Mexicanos	4.875%	1/24/22	2,870	2,907
	Petroleos Mexicanos	5.375%	3/13/22	355	365
	Petroleos Mexicanos	3.500%	1/30/23	3,789	3,646
	Petroleos Mexicanos	4.625%	9/21/23	3,348	3,331
	Petroleos Mexicanos	6.875%	8/4/26	3,830	3,984
	Petroleos Mexicanos	6.500%	3/13/27	8,755	8,869
	Petroleos Mexicanos	5.350%	2/12/28	4,950	4,644
	Petroleos Mexicanos	6.500%	1/23/29	2,500	2,500
	Petroleos Mexicanos	6.625%	6/15/35	3,697	3,570
	Petroleos Mexicanos	6.500%	6/2/41	4,020	3,706
	Petroleos Mexicanos	5.500%	6/27/44	3,716	3,048
	Petroleos Mexicanos	6.375%	1/23/45	4,535	4,044
	Petroleos Mexicanos	5.625%	1/23/46	2,922	2,438
	Petroleos Mexicanos	6.750%	9/21/47	9,609	8,858
	Petroleos Mexicanos	6.350%	2/12/48	5,205	4,606
	United Mexican States	3.500%	1/21/21	950	960
	United Mexican States	3.625%	3/15/22	4,453	4,526
	United Mexican States	4.000%	10/2/23	5,226	5,378
	United Mexican States	3.600%	1/30/25	3,699	3,694
	United Mexican States	4.125%	1/21/26	3,962	4,032
	United Mexican States	4.150%	3/28/27	4,910	4,977
	United Mexican States	3.750%	1/11/28	4,130	4,059
	United Mexican States	4.500%	4/22/29	6,000	6,197
	United Mexican States	7.500%	4/8/33	1,010	1,289
	United Mexican States	6.750%	9/27/34	1,854	2,266
	United Mexican States	6.050%	1/11/40	5,039	5,790
	United Mexican States	4.750%	3/8/44	8,250	8,128
	United Mexican States	5.550%	1/21/45	2,009	2,210
	United Mexican States	4.600%	1/23/46	6,105	5,884
	United Mexican States	4.350%	1/15/47	2,426	2,259
	United Mexican States	4.600%	2/10/48	5,543	5,370
	United Mexican States	5.750%	10/12/10	3,968	4,071
Total Mexico (Cost $140,793)					139,679

15

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mongolia (0.3%)
Sovereign Bonds (0.3%)
	Mongolia	5.125%	12/5/22	2,450	2,409
1	Mongolia	5.625%	5/1/23	1,000	986
1,6	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	200	207
6	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	400	414
Total Mongolia (Cost $3,946)					4,016
Morocco (0.2%)
Sovereign Bonds (0.2%)
	Kingdom of Morocco	4.250%	12/11/22	2,000	2,047
	Kingdom of Morocco	5.500%	12/11/42	725	776
1	OCP SA	6.875%	4/25/44	200	219
	OCP SA	6.875%	4/25/44	300	327
Total Morocco (Cost $3,238)					3,369
Mozambique (0.0%)
Sovereign Bond (0.0%)
10	Republic of Mozambique	10.500%	1/18/23	644	561
Total Mozambique (Cost $560)					561
Namibia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Namibia	5.500%	11/3/21	500	510
	Republic of Namibia	5.250%	10/29/25	700	679
Total Namibia (Cost $1,222)					1,189
Nigeria (1.1%)
Sovereign Bonds (1.1%)
	Federal Republic of Nigeria	6.750%	1/28/21	750	774
	Federal Republic of Nigeria	6.375%	7/12/23	1,200	1,238
	Federal Republic of Nigeria	7.625%	11/21/25	750	801
1	Federal Republic of Nigeria	7.625%	11/21/25	800	855
	Federal Republic of Nigeria	6.500%	11/28/27	2,300	2,265
1	Federal Republic of Nigeria	7.143%	2/23/30	1,000	995
1	Federal Republic of Nigeria	8.747%	1/21/31	1,600	1,758
	Federal Republic of Nigeria	7.875%	2/16/32	1,500	1,549
1	Federal Republic of Nigeria	7.875%	2/16/32	1,500	1,549
1	Federal Republic of Nigeria	7.696%	2/23/38	2,175	2,148
	Federal Republic of Nigeria	7.625%	11/28/47	1,600	1,534
	Federal Republic of Nigeria	9.248%	1/21/49	1,500	1,632
Total Nigeria (Cost $16,881)					17,098
Oman (1.8%)
Sovereign Bonds (1.8%)
	Lamar Funding Ltd.	3.958%	5/7/25	2,100	1,838
	Oman Sovereign Sukuk SAOC	4.397%	6/1/24	3,000	2,866
1	Oman Sovereign Sukuk SAOC	5.932%	10/31/25	1,700	1,717
	OmGrid Funding Ltd.	5.196%	5/16/27	500	457
1	Sultanate of Oman	3.625%	6/15/21	1,300	1,268
	Sultanate of Oman	3.625%	6/15/21	1,800	1,759
	Sultanate of Oman	3.875%	3/8/22	1,000	973
	Sultanate of Oman	4.125%	1/17/23	800	774
1	Sultanate of Oman	4.125%	1/17/23	1,250	1,210

16

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sultanate of Oman	4.750%	6/15/26	1,600	1,482
1	Sultanate of Oman	4.750%	6/15/26	1,800	1,665
	Sultanate of Oman	5.375%	3/8/27	2,200	2,071
	Sultanate of Oman	5.625%	1/17/28	1,400	1,332
1	Sultanate of Oman	5.625%	1/17/28	1,800	1,711
	Sultanate of Oman	6.500%	3/8/47	2,615	2,338
	Sultanate of Oman	6.750%	1/17/48	1,900	1,730
1	Sultanate of Oman	6.750%	1/17/48	2,500	2,250
Total Oman (Cost $28,673)					27,441
Pakistan (0.4%)
Sovereign Bonds (0.4%)
1	Islamic Republic of Pakistan	8.250%	4/15/24	250	270
	Islamic Republic of Pakistan	8.250%	4/15/24	1,750	1,891
	Islamic Republic of Pakistan	8.250%	9/30/25	900	975
1	Islamic Republic of Pakistan	6.875%	12/5/27	1,350	1,330
	Third Pakistan International Sukuk Co. Ltd.	5.500%	10/13/21	700	706
	Third Pakistan International Sukuk Co. Ltd.	5.625%	12/5/22	400	402
Total Pakistan (Cost $5,452)					5,574
Panama (1.5%)
Sovereign Bonds (1.5%)
1,2	Aeropuerto Internacional de Tocumen SA	5.625%	5/18/36	1,000	1,069
2	Republic of Panama	4.000%	9/22/24	1,900	1,978
2	Republic of Panama	3.750%	3/16/25	1,959	2,018
	Republic of Panama	7.125%	1/29/26	1,725	2,100
	Republic of Panama	8.875%	9/30/27	1,535	2,128
2	Republic of Panama	3.875%	3/17/28	1,833	1,895
	Republic of Panama	9.375%	4/1/29	1,450	2,113
2	Republic of Panama	6.700%	1/26/36	3,112	4,042
2	Republic of Panama	4.500%	5/15/47	1,800	1,890
2	Republic of Panama	4.500%	4/16/50	2,700	2,818
2	Republic of Panama	4.300%	4/29/53	1,150	1,167
Total Panama (Cost $22,381)					23,218
Papua New Guinea (0.0%)
Sovereign Bond (0.0%)
1	Papua New Guinea Government International Bond	8.375%	10/4/28	500	535
Total Papua New Guinea (Cost $498)					535
Paraguay (0.4%)
Sovereign Bonds (0.4%)
	Republic of Paraguay	4.625%	1/25/23	1,200	1,244
	Republic of Paraguay	5.000%	4/15/26	680	718
	Republic of Paraguay	4.700%	3/27/27	700	730
	Republic of Paraguay	6.100%	8/11/44	1,150	1,302
	Republic of Paraguay	5.600%	3/13/48	800	854
1,2	Republic of Paraguay	5.400%	3/30/50	1,400	1,459
Total Paraguay (Cost $6,106)					6,307

17

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Peru (1.1%)
Sovereign Bonds (1.1%)
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	207
	Fondo MIVIVIENDA SA	3.500%	1/31/23	800	799
	Petroleos del Peru SA	4.750%	6/19/32	491	500
1	Petroleos del Peru SA	5.625%	6/19/47	1,850	1,953
	Republic of Peru	7.350%	7/21/25	2,459	3,066
	Republic of Peru	4.125%	8/25/27	2,247	2,424
	Republic of Peru	8.750%	11/21/33	2,147	3,331
2	Republic of Peru	6.550%	3/14/37	1,521	2,035
	Republic of Peru	5.625%	11/18/50	2,257	2,886
Total Peru (Cost $16,210)					17,201
Philippines (2.8%)
Sovereign Bonds (2.8%)
	Republic of the Philippines	4.000%	1/15/21	2,485	2,535
	Republic of the Philippines	4.200%	1/21/24	2,314	2,451
2	Republic of the Philippines	7.500%	9/25/24	900	1,069
	Republic of the Philippines	10.625%	3/16/25	2,284	3,243
	Republic of the Philippines	5.500%	3/30/26	2,500	2,881
	Republic of the Philippines	3.000%	2/1/28	3,000	2,967
	Republic of the Philippines	3.750%	1/14/29	2,250	2,334
	Republic of the Philippines	9.500%	2/2/30	2,223	3,429
	Republic of the Philippines	7.750%	1/14/31	2,754	3,883
	Republic of the Philippines	6.375%	1/15/32	1,550	1,996
	Republic of the Philippines	6.375%	10/23/34	2,945	3,921
	Republic of the Philippines	5.000%	1/13/37	2,080	2,457
	Republic of the Philippines	3.950%	1/20/40	3,150	3,304
	Republic of the Philippines	3.700%	3/1/41	3,150	3,193
	Republic of the Philippines	3.700%	2/2/42	3,190	3,228
Total Philippines (Cost $42,085)					42,891
Poland (1.1%)
Sovereign Bonds (1.1%)
	Republic of Poland	5.125%	4/21/21	2,610	2,737
	Republic of Poland	5.000%	3/23/22	4,609	4,898
	Republic of Poland	3.000%	3/17/23	3,075	3,106
	Republic of Poland	4.000%	1/22/24	3,078	3,236
	Republic of Poland	3.250%	4/6/26	2,710	2,765
Total Poland (Cost $16,581)					16,742
Qatar (4.7%)
Sovereign Bonds (4.7%)
	IBQ Finance Ltd.	3.500%	11/25/20	1,000	995
1,2	Nakilat Inc.	6.067%	12/31/33	700	791
1	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	515
1	Ooredoo International Finance Ltd.	3.250%	2/21/23	850	850
1	Ooredoo International Finance Ltd.	5.000%	10/19/25	900	968
1	Ooredoo International Finance Ltd.	3.750%	6/22/26	250	251
1	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,750	1,764
1	Qatari Diar Finance QSC	5.000%	7/21/20	2,480	2,536
	QNB Finance Ltd.	2.875%	4/29/20	3,300	3,289
7	QNB Finance Ltd., 3M USD LIBOR + 1.350%	3.989%	5/31/21	400	404
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.838%	9/30/27	1,370	1,522

18

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.332%	9/30/27	500	563
	State of Qatar	2.375%	6/2/21	5,250	5,191
1	State of Qatar	4.500%	1/20/22	2,750	2,861
	State of Qatar	3.241%	1/18/23	475	479
	State of Qatar	3.875%	4/23/23	3,575	3,693
1	State of Qatar	3.875%	4/23/23	1,000	1,033
	State of Qatar	3.375%	3/14/24	2,000	2,028
	State of Qatar	3.250%	6/2/26	4,550	4,538
1	State of Qatar	4.500%	4/23/28	3,000	3,245
	State of Qatar	4.000%	3/14/29	4,200	4,389
	State of Qatar	9.750%	6/15/30	325	506
1	State of Qatar	9.750%	6/15/30	750	1,166
	State of Qatar	6.400%	1/20/40	1,078	1,406
1	State of Qatar	6.400%	1/20/40	700	911
	State of Qatar	5.750%	1/20/42	1,650	2,013
1	State of Qatar	5.750%	1/20/42	516	629
	State of Qatar	4.625%	6/2/46	3,050	3,241
	State of Qatar	5.103%	4/23/48	9,200	10,277
1	State of Qatar	4.817%	3/14/49	500	534
	State of Qatar	4.817%	3/14/49	9,255	9,947
Total Qatar (Cost $70,999)					72,535
Romania (0.7%)
Sovereign Bonds (0.7%)
	Republic of Romania	6.750%	2/7/22	3,132	3,424
	Republic of Romania	4.375%	8/22/23	2,174	2,262
1	Republic of Romania	4.875%	1/22/24	100	107
	Republic of Romania	4.875%	1/22/24	1,550	1,651
1	Republic of Romania	6.125%	1/22/44	200	231
	Republic of Romania	6.125%	1/22/44	1,270	1,469
1	Republic of Romania	5.125%	6/15/48	500	503
	Republic of Romania	5.125%	6/15/48	1,450	1,462
Total Romania (Cost $11,035)					11,109
Russia (4.8%)
Sovereign Bonds (4.8%)
	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	1,000	1,013
1	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	215
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	1,550	1,666
	Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	1,200	1,252
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	1,325	1,428
	Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	1,050	1,088
1	Gazprom OAO Via Gaz Capital SA	5.150%	2/11/26	1,300	1,348
	Gazprom OAO Via Gaz Capital SA	4.950%	3/23/27	1,200	1,221
	Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	650	661
	Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	1,609	2,116
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	1,375	1,646
1	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	100	120
	GTLK Europe DAC	5.950%	7/19/21	500	513
	GTLK Europe DAC	5.125%	5/31/24	500	493
	Rosneft Oil Co. Via Rosneft International Finance DAC	4.199%	3/6/22	1,927	1,935
	Russian Federation	4.500%	4/4/22	4,600	4,760
	Russian Federation	4.875%	9/16/23	5,400	5,697

19

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1	Russian Federation	4.875%	9/16/23	450	474
	Russian Federation	4.750%	5/27/26	4,200	4,357
	Russian Federation	4.250%	6/23/27	2,800	2,820
	Russian Federation	12.750%	6/24/28	1,335	2,166
	Russian Federation	4.375%	3/21/29	1,000	1,006
2	Russian Federation	7.500%	3/31/30	1,730	1,931
	Russian Federation	5.100%	3/28/35	2,600	2,691
	Russian Federation	5.625%	4/4/42	4,600	5,114
	Russian Federation	5.875%	9/16/43	2,400	2,740
1	Russian Federation	5.250%	6/23/47	4,600	4,768
	Russian Federation	5.250%	6/23/47	6,200	6,432
	Russian Railways Via RZD Capital plc	5.700%	4/5/22	1,150	1,203
	Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	1,025	1,063
	Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	1,500	1,591
	Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	2,024	2,059
	SCF Capital Designated Activity Co.	5.375%	6/16/23	900	923
	Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,150	1,185
	Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	1,225	1,279
	VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	550	571
	VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	1,425	1,488
Total Russia (Cost $70,193)					73,033
Saudi Arabia (7.3%)
Sovereign Bonds (7.3%)
1	Kingdom of Saudi Arabia	2.375%	10/26/21	2,900	2,857
	Kingdom of Saudi Arabia	2.375%	10/26/21	5,992	5,908
1	Kingdom of Saudi Arabia	2.875%	3/4/23	2,400	2,382
	Kingdom of Saudi Arabia	2.875%	3/4/23	2,200	2,183
	Kingdom of Saudi Arabia	4.000%	4/17/25	2,500	2,590
1	Kingdom of Saudi Arabia	4.000%	4/17/25	4,375	4,534
1	Kingdom of Saudi Arabia	3.250%	10/26/26	5,640	5,534
	Kingdom of Saudi Arabia	3.250%	10/26/26	2,600	2,553
1	Kingdom of Saudi Arabia	3.625%	3/4/28	3,200	3,200
	Kingdom of Saudi Arabia	3.625%	3/4/28	4,500	4,505
	Kingdom of Saudi Arabia	4.375%	4/16/29	900	945
1	Kingdom of Saudi Arabia	4.375%	4/16/29	5,250	5,503
	Kingdom of Saudi Arabia	4.500%	4/17/30	1,400	1,476
1	Kingdom of Saudi Arabia	4.500%	4/17/30	2,950	3,109
	Kingdom of Saudi Arabia	4.500%	10/26/46	9,985	9,857
1	Kingdom of Saudi Arabia	4.625%	10/4/47	1,700	1,709
	Kingdom of Saudi Arabia	4.625%	10/4/47	5,150	5,178
	Kingdom of Saudi Arabia	5.000%	4/17/49	2,250	2,381
1	Kingdom of Saudi Arabia	5.000%	4/17/49	3,100	3,274
	Kingdom of Saudi Arabia	5.250%	1/16/50	1,700	1,848
1	Kingdom of Saudi Arabia	5.250%	1/16/50	3,700	4,010
	KSA Sukuk Ltd.	2.894%	4/20/22	4,250	4,246
1	KSA Sukuk Ltd.	2.894%	4/20/22	2,800	2,797
8	KSA Sukuk Ltd.	3.628%	4/20/27	7,000	7,048
	KSA Sukuk Ltd.	4.303%	1/19/29	1,200	1,252
1	KSA Sukuk Ltd.	4.303%	1/19/29	1,900	1,976
1	Saudi Arabian Oil Co.	2.875%	4/16/24	3,000	2,952
1	Saudi Arabian Oil Co.	3.500%	4/16/29	4,600	4,514
1	Saudi Arabian Oil Co.	4.250%	4/16/39	4,600	4,466
1	Saudi Arabian Oil Co.	4.375%	4/16/49	4,500	4,363

20

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	667
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	1,950	2,000
	Saudi Electricity Global Sukuk Co. 4	4.222%	1/27/24	400	413
Total Saudi Arabia (Cost $111,092)					112,230
Senegal (0.2%)
Sovereign Bonds (0.2%)
	Republic of Senegal	6.250%	7/30/24	200	209
2	Republic of Senegal	6.250%	5/23/33	1,700	1,639
1,2	Republic of Senegal	6.750%	3/13/48	800	736
2	Republic of Senegal	6.750%	3/13/48	600	553
Total Senegal (Cost $3,224)					3,137
Serbia, Republic of (0.2%)
Sovereign Bond (0.2%)
	Republic of Serbia	7.250%	9/28/21	2,320	2,524
Total Serbia, Republic of (Cost $2,455)					2,524
South Africa (1.7%)
Sovereign Bonds (1.7%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	2,200	2,183
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	930	934
1	Eskom Holdings SOC Ltd.	7.125%	2/11/25	200	202
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	1,250	1,265
1,9	Eskom Holdings SOC Ltd.	6.350%	8/10/28	900	934
1	Eskom Holdings SOC Ltd.	8.450%	8/10/28	400	432
	Republic of South Africa	5.875%	5/30/22	1,071	1,127
	Republic of South Africa	4.665%	1/17/24	1,800	1,818
	Republic of South Africa	5.875%	9/16/25	2,400	2,526
	Republic of South Africa	4.875%	4/14/26	1,500	1,485
	Republic of South Africa	4.850%	9/27/27	850	828
	Republic of South Africa	4.300%	10/12/28	2,950	2,751
	Republic of South Africa	5.875%	6/22/30	1,750	1,786
	Republic of South Africa	6.250%	3/8/41	853	878
	Republic of South Africa	5.375%	7/24/44	1,200	1,102
	Republic of South Africa	5.000%	10/12/46	1,200	1,054
	Republic of South Africa	5.650%	9/27/47	2,500	2,338
	Republic of South Africa	6.300%	6/22/48	1,050	1,051
1	Transnet SOC Ltd.	4.000%	7/26/22	1,025	1,007
	ZAR Sovereign Capital Fund Pty Ltd.	3.903%	6/24/20	400	400
Total South Africa (Cost $26,384)					26,101
Sri Lanka (1.3%)
Sovereign Bonds (1.3%)
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	1,732	1,743
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,700	1,711
	Democratic Socialist Republic of Sri Lanka	5.750%	1/18/22	750	744
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	1,500	1,485
	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	200	196
1	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	1,400	1,368
	Democratic Socialist Republic of Sri Lanka	6.850%	3/14/24	1,600	1,618
	Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	1,400	1,352
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	1,950	1,947
	Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	1,800	1,774

21

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	2,000	1,887
	Democratic Socialist Republic of Sri Lanka	6.750%	4/18/28	2,250	2,175
	Democratic Socialist Republic of Sri Lanka	7.850%	3/14/29	2,050	2,105
Total Sri Lanka (Cost $20,289)					20,105
Suriname (0.1%)
Sovereign Bond (0.1%)
2	Republic of Suriname	9.250%	10/26/26	700	686
Total Suriname (Cost $703)					686
Tajikistan (0.0%)
Sovereign Bond (0.0%)
2	Republic of Tajikistan	7.125%	9/14/27	500	467
Total Tajikistan (Cost $453)					467
Thailand (0.0%)
Sovereign Bond (0.0%)
	PTT Public Co. Ltd.	4.500%	10/25/42	400	392
Total Thailand (Cost $369)					392
Trinidad And Tobago (0.2%)
Sovereign Bonds (0.2%)
1	Republic of Trinidad and Tobago	4.375%	1/16/24	400	406
	Republic of Trinidad and Tobago	4.500%	8/4/26	1,500	1,489
2	Trinidad Generation UnLtd	5.250%	11/4/27	600	605
Total Trinidad And Tobago (Cost $2,477)					2,500
Tunisia (0.1%)
Sovereign Bond (0.1%)
	Banque Centrale de Tunisie SA	5.750%	1/30/25	1,250	1,145
Total Tunisia (Cost $1,157)					1,145
Turkey (5.3%)
Sovereign Bonds (5.3%)
	Export Credit Bank of Turkey	5.375%	2/8/21	200	192
1	Export Credit Bank of Turkey	5.375%	2/8/21	500	481
1	Export Credit Bank of Turkey	5.000%	9/23/21	400	375
1	Export Credit Bank of Turkey	4.250%	9/18/22	500	445
1	Export Credit Bank of Turkey	8.250%	1/24/24	500	492
1	Export Credit Bank of Turkey	6.125%	5/3/24	900	821
	Hazine Mustesarligi Varlik Kiralama AS	4.251%	6/8/21	1,450	1,395
	Hazine Mustesarligi Varlik Kiralama AS	5.800%	2/21/22	2,400	2,344
	Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	700	657
1	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	800	706
	Republic of Turkey	7.000%	6/5/20	2,530	2,552
	Republic of Turkey	5.625%	3/30/21	1,901	1,872
	Republic of Turkey	5.125%	3/25/22	1,925	1,833
	Republic of Turkey	6.250%	9/26/22	3,061	2,981
	Republic of Turkey	3.250%	3/23/23	1,801	1,576
	Republic of Turkey	7.250%	12/23/23	2,200	2,191
	Republic of Turkey	5.750%	3/22/24	4,850	4,535
	Republic of Turkey	7.375%	2/5/25	5,000	4,944
	Republic of Turkey	4.250%	4/14/26	2,950	2,452
	Republic of Turkey	4.875%	10/9/26	5,000	4,256

22

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Turkey	6.000%	3/25/27	4,062	3,651
	Republic of Turkey	5.125%	2/17/28	3,000	2,539
	Republic of Turkey	6.125%	10/24/28	3,100	2,771
	Republic of Turkey	7.625%	4/26/29	3,400	3,259
	Republic of Turkey	11.875%	1/15/30	2,300	2,927
	Republic of Turkey	8.000%	2/14/34	3,390	3,386
	Republic of Turkey	6.875%	3/17/36	4,748	4,249
	Republic of Turkey	6.750%	5/30/40	2,410	2,103
	Republic of Turkey	6.000%	1/14/41	4,580	3,710
	Republic of Turkey	4.875%	4/16/43	5,319	3,903
	Republic of Turkey	6.625%	2/17/45	4,600	3,910
	Republic of Turkey	5.750%	5/11/47	5,350	4,180
1	TC Ziraat Bankasi AS	4.750%	4/29/21	800	754
	TC Ziraat Bankasi AS	5.125%	5/3/22	900	821
	Turkiye Halk Bankasi AS	4.750%	2/11/21	700	628
1	Turkiye Halk Bankasi AS	5.000%	7/13/21	500	444
	Turkiye Halk Bankasi AS	5.000%	7/13/21	200	178
1	Turkiye Vakiflar Bankasi TAO	5.625%	5/30/22	500	458
	Turkiye Vakiflar Bankasi TAO	6.000%	11/1/22	200	173
2	Turkiye Vakiflar Bankasi TAO	6.875%	2/3/25	600	536
Total Turkey (Cost $89,529)					81,680
Ukraine (1.5%)
Sovereign Bonds (1.5%)
2	Oschadbank Via SSB #1 plc	9.625%	3/20/25	1,000	1,000
1	Oschadbank Via SSB #1 plc	9.625%	3/20/25	200	200
1	Ukraine	7.750%	9/1/20	378	379
	Ukraine	7.750%	9/1/20	600	601
	Ukraine	7.750%	9/1/21	1,240	1,230
1	Ukraine	7.750%	9/1/21	907	898
	Ukraine	7.750%	9/1/22	2,050	2,013
	Ukraine	7.750%	9/1/23	1,300	1,255
1	Ukraine	8.994%	2/1/24	700	697
	Ukraine	7.750%	9/1/24	1,860	1,776
	Ukraine	7.750%	9/1/25	1,550	1,462
	Ukraine	7.750%	9/1/26	2,550	2,378
	Ukraine	7.750%	9/1/27	2,000	1,845
	Ukraine	9.750%	11/1/28	1,300	1,330
1	Ukraine	9.750%	11/1/28	1,200	1,224
1,2	Ukraine	7.375%	9/25/32	2,700	2,383
2	Ukraine	7.375%	9/25/32	1,850	1,633
1,2	Ukraine Railways Via Shortline plc	9.875%	9/15/21	140	141
2	Ukreximbank Via Biz Finance plc	9.625%	4/27/22	175	176
1,2	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	200	200
2	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	700	703
Total Ukraine (Cost $23,634)					23,524
United Arab Emirates (3.4%)
Sovereign Bonds (3.4%)
1	Abu Dhabi Crude Oil Pipeline LLC	3.650%	11/2/29	800	807
2	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	500	528
1,2	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	2,550	2,694
1	DAE Funding LLC	4.000%	8/1/20	515	517
1	DAE Funding LLC	4.500%	8/1/22	800	808

23

Emerging Markets Government Bond Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1	DAE Funding LLC	5.000%	8/1/24	1,000	1,031
	DP World Crescent Ltd.	3.908%	5/31/23	800	810
1	DP World Crescent Ltd.	4.848%	9/26/28	1,000	1,046
	DP World Ltd.	3.250%	5/18/20	1,250	1,250
1	DP World Ltd.	6.850%	7/2/37	1,790	2,179
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	218
1	Dubai Electricity & Water Authority	7.375%	10/21/20	2,075	2,200
	Emirate of Abu Dhabi	2.125%	5/3/21	4,065	4,018
	Emirate of Abu Dhabi	2.500%	10/11/22	2,600	2,575
1	Emirate of Abu Dhabi	2.500%	10/11/22	500	495
1	Emirate of Abu Dhabi	3.125%	5/3/26	450	451
	Emirate of Abu Dhabi	3.125%	5/3/26	2,107	2,113
	Emirate of Abu Dhabi	3.125%	10/11/27	800	796
1	Emirate of Abu Dhabi	3.125%	10/11/27	4,250	4,225
	Emirate of Abu Dhabi	4.125%	10/11/47	2,950	3,006
1	Emirate of Abu Dhabi	4.125%	10/11/47	2,500	2,547
	Emirate of Dubai	7.750%	10/5/20	1,300	1,385
	Emirate of Dubai	3.875%	1/30/23	1,100	1,109
	Emirate of Dubai	5.250%	1/30/43	600	636
1,2	Emirates Airline	4.500%	2/6/25	777	782
	Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	300	303
	ICD Sukuk Co. Ltd.	3.508%	5/21/20	250	249
	ICD Sukuk Co. Ltd.	5.000%	2/1/27	1,100	1,117
1	IPIC GMTN Ltd.	5.000%	11/15/20	1,750	1,798
	IPIC GMTN Ltd.	5.000%	11/15/20	250	257
1	IPIC GMTN Ltd.	5.500%	3/1/22	2,010	2,136
1	IPIC GMTN Ltd.	6.875%	11/1/41	800	1,118
2	Medjool Ltd.	3.875%	3/19/23	152	151
	Noor Sukuk Co. Ltd.	2.788%	4/28/20	350	348
	Noor Sukuk Co. Ltd.	4.471%	4/24/23	500	512
1	Oztel Holdings SPC Ltd.	5.625%	10/24/23	600	602
	Oztel Holdings SPC Ltd.	6.625%	4/24/28	250	244
1	Oztel Holdings SPC Ltd.	6.625%	4/24/28	300	293
	RAK Capital	3.094%	3/31/25	700	679
	Sharjah Sukuk 2 Ltd.	3.839%	1/27/21	700	705
	Sharjah Sukuk Ltd.	3.764%	9/17/24	600	605
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	1,200	1,221
	Union National Bank PJSC	4.000%	3/13/23	900	912
Total United Arab Emirates (Cost $50,853)					51,476
Uruguay (1.4%)
Sovereign Bonds (1.4%)
2	Oriental Republic of Uruguay	8.000%	11/18/22	848	960
2	Oriental Republic of Uruguay	4.500%	8/14/24	1,739	1,819
2	Oriental Republic of Uruguay	4.375%	10/27/27	2,855	2,984
2	Oriental Republic of Uruguay	4.375%	1/23/31	1,908	1,987
	Oriental Republic of Uruguay	7.875%	1/15/33	1,296	1,772
2	Oriental Republic of Uruguay	7.625%	3/21/36	1,740	2,366
2	Oriental Republic of Uruguay	4.125%	11/20/45	980	940
2	Oriental Republic of Uruguay	5.100%	6/18/50	6,050	6,360
2	Oriental Republic of Uruguay	4.975%	4/20/55	2,700	2,781
Total Uruguay (Cost $21,086)					21,969

24

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Uzbekistan (0.1%)
Sovereign Bonds (0.1%)
	Republic of Uzbekistan Bond	4.750%	2/20/24	500	508
	Republic of Uzbekistan Bond	5.375%	2/20/29	500	506
Total Uzbekistan (Cost $997)					1,014
Venezuela (0.6%)
Sovereign Bonds (0.6%)
10	Bolivarian Republic of Venezuela	6.000%	12/9/20	2,356	666
2,10	Bolivarian Republic of Venezuela	12.750%	8/23/22	3,355	958
10	Bolivarian Republic of Venezuela	9.000%	5/7/23	1,532	442
10	Bolivarian Republic of Venezuela	8.250%	10/13/24	2,829	813
10	Bolivarian Republic of Venezuela	7.650%	4/21/25	2,392	676
10	Bolivarian Republic of Venezuela	11.750%	10/21/26	2,227	679
10	Bolivarian Republic of Venezuela	9.250%	9/15/27	3,226	992
10	Bolivarian Republic of Venezuela	9.250%	5/7/28	940	270
2,10	Bolivarian Republic of Venezuela	11.950%	8/5/31	4,429	1,306
10	Bolivarian Republic of Venezuela	9.375%	1/13/34	1,900	613
10	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	385
1	CITGO Petroleum Corp.	6.250%	8/15/22	535	534
	CITGO Petroleum Corp.	6.250%	8/15/22	100	100
Total Venezuela (Cost $14,055)					8,434
Vietnam (0.1%)
Sovereign Bond (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	1,200	1,258
Total Vietnam (Cost $1,214)					1,258
Zambia (0.2%)
Sovereign Bonds (0.2%)
	Republic of Zambia	5.375%	9/20/22	1,150	792
	Republic of Zambia	8.500%	4/14/24	1,400	975
	Republic of Zambia	8.970%	7/30/27	1,925	1,339
Total Zambia (Cost $3,865)					3,106

				Shares
Temporary Cash Investments (4.5%)
11	Vanguard Market Liquidity Fund (Cost $69,112)	2.545%		691,043	69,111
Total Temporary Cash Investments (Cost $69,112)					69,111
Total Investments (103.2%) (Cost $1,583,176)					1,579,423

					Amount ($000)
Other Assets and Liabilities (-3.2%)
Other Assets[12]					175,568
Liabilities					(224,651)
					(49,083)
Net Assets (100%)					1,530,340

25

Emerging Markets Government Bond Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	1,510,312
Affiliated Issuers	69,111
Total Investments in Securities	1,579,423
Investment in Vanguard	75
Receivables for Investment Securities Sold	155,579
Receivables for Accrued Income	19,690
Receivables for Capital Shares Issued	133
Variation Margin Receivable—Futures Contracts	54
Other Assets[12]	38
Total Assets	1,754,992
Liabilities
Payables for Investment Securities Purchased	223,261
Payables for Capital Shares Redeemed	288
Payables for Distributions	181
Payables to Vanguard	345
Variation Margin Payable—Futures Contracts	70
Other Liabilities	507
Total Liabilities	224,652
Net Assets	1,530,340

At April 30, 2019, net assets consisted of:
Amount ($000)
Paid-in Capital	1,537,316
Total Distributable Earnings (Loss)	(6,976)
Net Assets	1,530,340

Investor Shares—Net Assets
Applicable to 851,644 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,305
Net Asset Value Per Share—Investor Shares	$9.75

ETF Shares–Net Assets
Applicable to 15,918,857 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,237,924
Net Asset Value Per Share—ETF Shares	$77.76

Admiral Shares–Net Assets
Applicable to 12,852,347 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	250,721
Net Asset Value Per Share—Admiral Shares	$19.51

26

Emerging Markets Government Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,067,071 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,390
Net Asset Value Per Share—Institutional Shares	$31.29

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $223,143,000, representing 14.6% of net assets.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Guaranteed by the Republic of Azerbaijan.
4	Guaranteed by the Republic of Hungary.
5	Guaranteed by the Republic of Indonesia.
6	Guaranteed by the Government of Mongolia.
7

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Guaranteed by the Kingdom of Saudi Arabia.
9	Guaranteed by the Republic of South Africa.
10	Non-income-producing security—security in default.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Cash of $38,000 has been segregated as initial margin for open futures contracts.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2019	36	4,744	26
30-Year U.S. Treasury Bond	June 2019	10	1,475	—
				26

Short Futures Contracts
2-Year U.S. Treasury Note	June 2019	(30)	(6,390)	—
Ultra Long U.S. Treasury Bond	June 2019	(18)	(2,957)	7
				7
				33

See accompanying Notes, which are an integral part of the Financial Statements.

27

Emerging Markets Government Bond Index Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Interest[1]	35,505
Total Income	35,505
Expenses
The Vanguard Group—Note B
Investment Advisory Services	26
Management and Administrative—Investor Shares	15
Management and Administrative—ETF Shares	1,520
Management and Administrative—Admiral Shares	341
Management and Administrative—Institutional Shares	34
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	26
Marketing and Distribution—Admiral Shares	8
Marketing and Distribution—Institutional Shares	—
Custodian Fees	20
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—ETF Shares	16
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Total Expenses	2,015
Net Investment Income	33,490
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,241
Futures Contracts	(108)
Realized Net Gain (Loss)	2,133
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	61,801
Futures Contracts	(29)
Change in Unrealized Appreciation (Depreciation)	61,772
Net Increase (Decrease) in Net Assets Resulting from Operations	97,395

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $121,000, $3,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes ($13,000) of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Emerging Markets Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,490	57,832
Realized Net Gain (Loss)	2,133	(6,598)
Change in Unrealized Appreciation (Depreciation)	61,772	(103,455)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,395	(52,221)
Distributions
Net Investment Income
Investor Shares	(197)	(489)
ETF Shares	(26,160)	(44,359)
Admiral Shares	(5,897)	(11,882)
Institutional Shares	(615)	(869)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(32,869)	(57,599)
Capital Share Transactions
Investor Shares	(2,101)	(1,826)
ETF Shares	153,224	115,604
Admiral Shares	(16,683)	(9,200)
Institutional Shares	12,993	879
Net Increase (Decrease) from Capital Share Transactions	147,433	105,457
Total Increase (Decrease)	211,959	(4,363)
Net Assets
Beginning of Period	1,318,381	1,322,744
End of Period	1,530,340	1,318,381

See accompanying Notes, which are an integral part of the Financial Statements.

29

Emerging Markets Government Bond Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	April 30,			Year Ended October 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.31	$10.12	$10.04	$9.50	$9.95	$9.74
Investment Operations
Net Investment Income	.217[1]	.410[1]	.450[1]	.454	.427	.417
Net Realized and Unrealized Gain (Loss) on Investments[2]	.438	(.812)	.082	.533	(.447)	.213
Total from Investment Operations	.655	(.402)	.532	.987	(.020)	.630
Distributions
Dividends from Net Investment Income	(.215)	(.408)	(.452)	(.447)	(.430)	(.420)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.215)	(.408)	(.452)	(.447)	(.430)	(.420)
Net Asset Value, End of Period	$9.75	$9.31	$10.12	$10.04	$9.50	$9.95

Total Return[3]	7.11%	-4.05%	5.46%	10.65%	-0.16%	6.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8	$10	$13	$12	$9	$7
Ratio of Total Expenses to Average Net Assets	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	4.59%	4.23%	4.50%	4.72%	4.52%	4.35%
Portfolio Turnover Rate[4]	59%	25%	19%	24%	20%	27%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase fees of $.00, $.01, $.01, $.01, $.01, and $.00.

3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Emerging Markets Government Bond Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	April 30,			Year Ended October 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$74.27	$80.73	$80.11	$75.81	$79.40	$77.71
Investment Operations
Net Investment Income	1.804[1]	3.411[1]	3.713[1]	3.753	3.516	3.429
Net Realized and Unrealized Gain (Loss) on Investments[2]	3.475	(6.445)	.589	4.228	(3.556)	1.700
Total from Investment Operations	5.279	(3.034)	4.302	7.981	(.040)	5.129
Distributions
Dividends from Net Investment Income	(1.789)	(3.426)	(3.682)	(3.681)	(3.550)	(3.439)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.789)	(3.426)	(3.682)	(3.681)	(3.550)	(3.439)
Net Asset Value, End of Period	$77.76	$74.27	$80.73	$80.11	$75.81	$79.40

Total Return	7.21%	-3.84%	5.56%	10.84%	-0.01%	6.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,238	$1,033	$1,002	$874	$501	$222
Ratio of Total Expenses to Average Net Assets	0.29%	0.30%	0.32%	0.32%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	4.79%	4.42%	4.67%	4.89%	4.67%	4.50%
Portfolio Turnover Rate[3]	59%	25%	19%	24%	20%	27%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase fees of $.00, $.04, $.07, $.04, $.06, and $.01.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Emerging Markets Government Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	April 30,			Year Ended October 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.63	$20.24	$20.09	$19.00	$19.90	$19.48
Investment Operations
Net Investment Income	.454[1]	.858[1]	.934[1]	.941	.885	.863
Net Realized and Unrealized Gain (Loss) on Investments[2]	.875	(1.613)	.150	1.076	(.894)	.427
Total from Investment Operations	1.329	(.755)	1.084	2.017	(.009)	1.290
Distributions
Dividends from Net Investment Income	(.449)	(.855)	(.934)	(.927)	(.891)	(.870)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.449)	(.855)	(.934)	(.927)	(.891)	(.870)
Net Asset Value, End of Period	$19.51	$18.63	$20.24	$20.09	$19.00	$19.90

Total Return[3]	7.20%	-3.80%	5.57%	10.89%	0%	6.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$251	$256	$288	$191	$131	$118
Ratio of Total Expenses to Average Net Assets	0.29%	0.30%	0.32%	0.32%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	4.79%	4.42%	4.67%	4.89%	4.68%	4.50%
Portfolio Turnover Rate[4]	59%	25%	19%	24%	20%	27%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase fees of $.00, $.01, $.02, $.01, $.02, and $.00.

3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Emerging Markets Government Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months				Feb. 11,	Nov. 25,
	Ended				2015[1], to	2014[1] to
For a Share Outstanding	April 30,	Year Ended October 31,			Oct. 31,	Dec. 18,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.88	$32.47	$32.24	$30.50	$30.72	$31.53
Investment Operations
Net Investment Income	.734[2]	1.380[2]	1.508[2]	1.521	1.019	.108
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.396	(2.596)	.238	1.715	(.159)	(1.240)
Total from Investment Operations	2.130	(1.216)	1.746	3.236	.860	(1.132)
Distributions
Dividends from Net Investment Income	(.720)	(1.374)	(1.516)	(1.496)	(1.080)	(.108)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.720)	(1.374)	(1.516)	(1.496)	(1.080)	(.108)
Net Asset Value, End of Period	$31.29	$29.88	$32.47	$32.24	$30.50	$30.29

Total Return[4]	7.20%	-3.82%	5.59%	10.89%	2.82%	-3.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33	$19	$20	$21	$10	$0
Ratio of Total Expenses to Average Net Assets	0.28%	0.29%	0.29%	0.29%	0.29%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.80%	4.43%	4.70%	4.92%	4.75%	4.72%
Portfolio Turnover Rate[5]	59%	25%	19%	24%	20%[6]	20%[6]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 The class commenced operations on November 25, 2014. On December 18, 2014, all outstanding shares were redeemed and the Net Asset Value represents the per share amount at which such shares were redeemed. On February 11, 2015, the class recommenced operations. The expense ratio and net income ratio for the periods shown have been annualized.

2 Calculated based on average shares outstanding.

3 Includes increases from purchase fees of $.00 for 2019, $.02 for 2018, $.03 for 2017, $.02 for 2016, and $.04 in aggregate for periods prior to November 1, 2015.

4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6 Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Emerging Markets Government Bond Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange- traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts each represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

34

Emerging Markets Government Bond Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $75,000, representing 0.00% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

35

Emerging Markets Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Sovereign Bonds	—	1,510,312	—
Temporary Cash Investments	69,111	—	—
Futures Contracts—Assets[1]	54	—	—
Futures Contracts—Liabilities[1]	(70)	—	—
Total	69,095	1,510,312	—

1 Represents variation margin on the last day of the reporting period.

D. As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives, based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,583,176
Gross Unrealized Appreciation	34,210
Gross Unrealized Depreciation	(37,930)
Net Unrealized Appreciation/(Depreciation)	(3,720)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses totaling $10,065,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended April 30, 2019, the fund purchased $593,622,000 of investment securities and sold $446,231,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $45,362,000 and $45,968,000, respectively. Total purchases and sales include $149,990,000 and $7,428,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

36

Emerging Markets Government Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2019		October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	919	97	5,198	528
Issued in Lieu of Cash Distributions	183	19	418	43
Redeemed	(3,203)	(339)	(7,442)	(765)
Net Increase (Decrease)—Investor Shares	(2,101)	(223)	(1,826)	(194)
ETF Shares
Issued[1]	160,640	2,103	139,633	1,801
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,416)	(100)	(24,029)	(300)
Net Increase (Decrease)—ETF Shares	153,224	2,003	115,604	1,501
Admiral Shares
Issued[1]	31,256	1,637	85,167	4,371
Issued in Lieu of Cash Distributions	4,849	254	9,869	510
Redeemed	(52,788)	(2,757)	(104,236)	(5,368)
Net Increase (Decrease)—Admiral Shares	(16,683)	(866)	(9,200)	(487)
Institutional Shares
Issued[1]	12,521	404	—	—
Issued in Lieu of Cash Distributions	615	20	879	28
Redeemed	(143)	(5)	—	—
Net Increase (Decrease)—Institutional Shares	12,993	419	879	28

1 Includes purchase fees for fiscal 2019 and 2018 of $227,000 and $686,000, respectively (fund totals).

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

37

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Government Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2013, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

38

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

39

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Fund Information > 800-662-7447

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q11202 062019

Semiannual Report | April 30, 2019 Vanguard Global Minimum Volatility Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019
Global Minimum Volatility Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,083.41	$1.14
Admiral™ Shares	1,000.00	1,083.97	0.78
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.22% for Investor Shares and 0.15% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Global Minimum Volatility Fund

Sector Diversification

As of April 30, 2019

Communication Services	8.6%
Consumer Discretionary	11.9
Consumer Staples	12.1
Energy	1.5
Financials	20.6
Health Care	6.7
Industrials	7.5
Information Technology	11.1
Materials	4.4
Real Estate	8.2
Utilities	7.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global Minimum Volatility Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (98.9%)[1]
Australia (4.2%)
	Wesfarmers Ltd.	1,033,716	26,238
	Woolworths Group Ltd.	1,128,142	25,330
	Transurban Group	2,541,399	24,066
	AGL Energy Ltd.	1,029,231	16,147
	Sonic Healthcare Ltd.	756,525	13,681
	Amcor Ltd.	765,977	8,658
	ASX Ltd.	128,775	6,766
	Stockland	2,304,878	6,136
	Caltex Australia Ltd.	233,465	4,477
	Cochlear Ltd.	22,276	2,944
	Woodside Petroleum Ltd.	115,122	2,870
	Sydney Airport	532,017	2,860
	Ramsay Health Care Ltd.	52,778	2,430
	Tabcorp Holdings Ltd.	469,780	1,586
	GPT Group	339,894	1,375
^	JB Hi-Fi Ltd.	75,108	1,365
	Crown Resorts Ltd.	120,123	1,126
	BWP Trust	383,701	1,001
	Aurizon Holdings Ltd.	241,271	810
	Dexus	91,030	804
	Goodman Group	75,807	705
	Insurance Australia Group Ltd.	126,338	702
	Coca-Cola Amatil Ltd.	111,439	691
	Charter Hall Retail REIT	191,055	627
			153,395
Austria (0.1%)
	voestalpine AG	50,217	1,616

Belgium (0.6%)
	Colruyt SA	193,505	13,969
	UCB SA	29,898	2,376
	Ageas	43,437	2,296
	Elia System Operator SA	22,220	1,500
	Sofina SA	5,842	1,203
	Cofinimmo SA	5,895	754
			22,098
Brazil (1.5%)
	Telefonica Brasil SA ADR	1,687,739	20,084
	Ambev SA ADR	2,440,644	11,495
^	Gerdau SA ADR	2,181,058	7,808
	Cia Brasileira de Distribuicao ADR	147,703	3,628
	Embraer SA ADR	177,427	3,550
^	Ultrapar Participacoes SA ADR	546,752	2,931
	TIM Participacoes SA ADR	161,083	2,386
	Vale SA Class B ADR	169,183	2,162
*	BRF SA ADR	175,875	1,377
			55,421
Canada (6.0%)
	BCE Inc.	1,016,434	45,477
	TELUS Corp.	922,745	33,977
^	Emera Inc.	648,116	24,339
	Shaw Communications Inc. Class B	844,383	17,099
	Bank of Montreal	195,492	15,441
	Dollarama Inc.	467,216	14,034
	National Bank of Canada	271,072	12,913
^	Canadian Tire Corp. Ltd. Class A	95,470	10,508
	Royal Bank of Canada	130,716	10,418
	Intact Financial Corp.	100,039	8,185
	Pembina Pipeline Corp.	167,720	5,997
	Metro Inc.	86,046	3,115
	RioCan REIT	156,901	3,017
*	CGI Inc.	39,748	2,861
	Fortis Inc.	66,035	2,441
	George Weston Ltd.	27,761	2,073
	Alimentation Couche-Tard Inc. Class B	33,730	1,989
	TransCanada Corp.	41,023	1,958
	Loblaw Cos. Ltd.	21,440	1,050
2	Hydro One Ltd.	44,707	723
			217,615

4

Global Minimum Volatility Fund

Market
Value•
Shares	($000)
Chile (0.2%)
Enel Americas SA ADR	479,175	4,188
Banco Santander Chile ADR	47,072	1,318
Cia Cervecerias Unidas SA ADR	45,370	1,249
^	Sociedad Quimica y Minera de Chile SA ADR	27,417	977
Enel Chile SA ADR	152,793	769
8,501
China (0.8%)
China Mobile Ltd. ADR	605,824	28,880

Denmark (0.9%)
Carlsberg A/S Class B	122,135	15,792
Novo Nordisk A/S Class B	173,113	8,482
Coloplast A/S Class B	62,384	6,739
Tryg A/S	84,900	2,598
H Lundbeck A/S	12,648	533
34,144
Finland (0.1%)
Sampo Oyj Class A	47,215	2,162
Elisa Oyj	33,276	1,413
Kesko Oyj Class B	17,152	892
4,467
France (1.6%)
Hermes International	18,930	13,319
Orange SA	486,818	7,608
Veolia Environnement SA	249,840	5,909
Pernod Ricard SA	33,104	5,772
Vinci SA	52,540	5,307
Thales SA	39,652	4,738
Sodexo SA	40,591	4,654
Eiffage SA	33,530	3,501
Vivendi SA	108,062	3,137
Accor SA	53,643	2,260
Lagardere SCA	70,942	1,932
Alstom SA	15,441	679
58,816
Germany (1.2%)
Deutsche Telekom AG	1,120,182	18,769
Merck KGaA	50,401	5,372
MTU Aero Engines AG	19,705	4,649
Hannover Rueck SE	26,902	4,063
Fielmann AG	43,608	3,101
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,322	1,822
RHOEN-KLINIKUM AG	44,814	1,322
Aareal Bank AG	31,285	1,094
Axel Springer SE	18,085	1,024
Fraport AG Frankfurt Airport Services Worldwide	9,495	790
Beiersdorf AG	7,179	786
HUGO BOSS AG	10,449	730
Brenntag AG	13,208	713
44,235
Hong Kong (2.3%)
CLP Holdings Ltd.	2,168,350	24,610
Hang Seng Bank Ltd.	716,300	18,820
Power Assets Holdings Ltd.	2,235,000	15,590
MTR Corp. Ltd.	1,140,500	6,794
CK Hutchison Holdings Ltd.	562,500	5,914
BOC Hong Kong Holdings Ltd.	828,500	3,713
Want Want China Holdings Ltd.	3,487,000	2,768
CK Infrastructure Holdings Ltd.	271,000	2,198
Chow Tai Fook Jewellery Group Ltd.	1,969,600	2,108
Hong Kong & China Gas Co. Ltd.	434,000	1,036
Jardine Matheson Holdings Ltd.	13,300	876
84,427
India (2.4%)
HDFC Bank Ltd. ADR	331,939	38,057
Infosys Ltd. ADR	3,450,396	37,126
Dr Reddy’s Laboratories Ltd. ADR	203,918	8,542
2	Reliance Industries Ltd. GDR	26,070	1,050
*	Tata Motors Ltd. ADR	35,412	545
85,320
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT ADR	286,923	7,675

Ireland (0.2%)
Kerry Group plc Class A	75,359	8,441

Israel (0.3%)
Bank Hapoalim BM	920,128	6,774
Bank Leumi Le-Israel BM	439,128	3,007
Paz Oil Co. Ltd.	5,690	829
10,610

5

Global Minimum Volatility Fund

			Market
			Value•
		Shares	($000)
Italy (1.6%)
	Assicurazioni Generali SPA	1,293,564	25,098
	Snam SPA	2,321,889	11,821
	Atlantia SPA	221,896	6,058
	Terna Rete Elettrica Nazionale SPA	553,914	3,323
	UnipolSai Assicurazioni SPA	1,201,768	3,293
	Eni SPA	180,000	3,067
	Davide Campari-Milano SPA	268,066	2,704
	Hera SPA	231,150	823
			56,187
Japan (4.8%)
	Canon Inc.	701,800	19,474
^	Yamada Denki Co. Ltd.	3,937,600	18,666
	Skylark Holdings Co. Ltd.	1,046,300	17,235
	Japan Tobacco Inc.	668,600	15,450
	NEC Corp.	375,600	12,685
	Japan Post Holdings Co. Ltd.	963,600	10,792
^	Sawai Pharmaceutical Co. Ltd.	164,600	8,844
	Kagome Co. Ltd.	230,700	6,302
	Mitsubishi Tanabe Pharma Corp.	486,000	6,117
	Toyo Suisan Kaisha Ltd.	132,600	5,063
	ABC-Mart Inc.	76,800	4,773
	Toho Co. Ltd.	86,600	3,637
	FUJIFILM Holdings Corp.	64,400	3,009
	Nippon Steel Corp.	154,200	2,758
	Sankyo Co. Ltd.	68,300	2,697
	Nitori Holdings Co. Ltd.	22,600	2,696
	Japan Airlines Co. Ltd.	72,100	2,351
^	Chugoku Electric Power Co. Inc.	185,000	2,209
	Taisho Pharmaceutical Holdings Co. Ltd.	20,600	1,906
	Suzuken Co. Ltd.	30,200	1,741
	Calbee Inc.	60,600	1,678
	MOS Food Services Inc.	60,500	1,420
	Takashimaya Co. Ltd.	108,200	1,217
	Isetan Mitsukoshi Holdings Ltd.	124,600	1,188
	MS&AD Insurance Group Holdings Inc.	37,900	1,178
	Mitsubishi Materials Corp.	45,000	1,170
	ANA Holdings Inc.	33,100	1,158
	Shimano Inc.	7,600	1,117
	Nisshin Seifun Group Inc.	46,800	1,091
	Kewpie Corp.	46,300	1,072
	Ezaki Glico Co. Ltd.	19,600	1,034
	Seiko Epson Corp.	64,000	1,027
	Marui Group Co. Ltd.	45,500	926
	Nissin Foods Holdings Co. Ltd.	13,400	887
	Nippon Television Holdings Inc.	59,900	877
	Kamigumi Co. Ltd.	36,000	860
	Tsumura & Co.	27,900	858
	Oriental Land Co. Ltd.	7,500	830
	Lawson Inc.	16,400	766
	MediPal Holdings Corp.	33,700	758
	Ajinomoto Co. Inc.	44,900	726
^	J Front Retailing Co. Ltd.	53,100	649
	Earth Corp.	13,200	605
	Japan Post Bank Co. Ltd.	49,500	545
	Studio Alice Co. Ltd.	28,500	526
			172,568
Mexico (0.6%)
	Fomento Economico Mexicano SAB de CV ADR	230,080	22,453
	Grupo Televisa SAB ADR	66,558	675
			23,128
Netherlands (0.5%)
^	Koninklijke Ahold Delhaize NV	477,570	11,510
^	Heineken NV	45,502	4,919
			16,429
New Zealand (0.2%)
	Spark New Zealand Ltd.	2,368,278	5,811

Norway (0.5%)
^	Orkla ASA	1,361,667	10,687
^	Telenor ASA	347,132	6,978
	Norsk Hydro ASA	294,483	1,268
			18,933
Poland (0.2%)
	Powszechny Zaklad Ubezpieczen SA	270,576	2,978
	Bank Polska Kasa Opieki SA	94,746	2,828
*	KGHM Polska Miedz SA	102,551	2,769
			8,575
Singapore (0.9%)
	Singapore Telecommunications Ltd.	4,275,200	9,973

6

Global Minimum Volatility Fund

Market
Value•
Shares	($000)
Oversea-Chinese Banking Corp. Ltd.	935,348	8,332
United Overseas Bank Ltd.	285,300	5,843
Ascendas REIT	986,300	2,179
Keppel Corp. Ltd.	270,500	1,348
Singapore Airlines Ltd.	183,340	1,306
Wilmar International Ltd.	480,400	1,285
Singapore Technologies Engineering Ltd.	267,000	778
31,044
South Africa (0.1%)
AngloGold Ashanti Ltd. ADR	256,701	3,029

South Korea (2.9%)
Samsung Electronics Co. Ltd.	467,215	18,370
Korea Zinc Co. Ltd.	44,437	17,236
KT&G Corp.	193,007	16,883
KT Corp.	510,114	11,939
SK Telecom Co. Ltd.	25,404	5,388
Samsung Life Insurance Co. Ltd.	67,281	4,894
Kangwon Land Inc.	116,922	3,406
Samsung Fire & Marine Insurance Co. Ltd.	11,430	2,976
Maeil Dairies Co. Ltd.	33,866	2,556
Yuhan Corp.	11,398	2,398
GS Holdings Corp.	51,116	2,278
Shinhan Financial Group Co. Ltd.	59,733	2,258
Lotte Shopping Co. Ltd.	14,330	2,188
Samsung C&T Corp.	19,503	1,714
Woori Financial Group Inc.	128,814	1,527
Samsung SDS Co. Ltd.	7,394	1,375
SK Holdings Co. Ltd.	6,235	1,371
Hyundai Steel Co.	29,023	1,153
Macquarie Korea Infrastructure Fund	106,880	1,029
Shinsegae Inc.	3,444	1,004
Samsung Electronics Co. Ltd. Preference Shares	22,415	715
Korea Aerospace Industries Ltd.	23,640	708
Hyundai Department Store Co. Ltd.	6,499	565
103,931
Spain (1.1%)
Enagas SA	274,214	7,822
*	Ferrovial SA	303,591	7,487
Merlin Properties Socimi SA	504,220	6,878
2	Aena SME SA	33,509	6,222
Endesa SA	140,657	3,509
Red Electrica Corp. SA	135,636	2,815
*	ACS Actividades de Construccion y Servicios SA	39,934	1,836
Viscofan SA	15,824	952
Ebro Foods SA	40,418	853
Acerinox SA	65,321	680
39,054
Sweden (0.6%)
Swedish Match AB	282,008	13,751
ICA Gruppen AB	96,912	3,507
Essity AB Class B	99,532	2,951
Boliden AB	56,786	1,690
21,899
Switzerland (2.0%)
Swisscom AG	55,064	25,657
Baloise Holding AG	65,907	11,299
Kuehne & Nagel International AG	62,533	9,090
Sonova Holding AG	34,103	6,888
Logitech International SA	144,014	5,643
Swiss Re AG	49,138	4,731
Swiss Prime Site AG	35,518	2,852
Flughafen Zurich AG	17,129	2,824
dormakaba Holding AG	2,472	1,867
Allreal Holding AG	9,242	1,475
72,326
Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	174,204	7,634
Chunghwa Telecom Co. Ltd. ADR	158,182	5,701
United Microelectronics Corp. ADR	995,508	2,160
15,495
United Kingdom (9.6%)
GlaxoSmithKline plc	1,862,529	38,262
Compass Group plc	1,270,347	28,905
Diageo plc	590,893	24,911
Whitbread plc	285,365	16,614
Smith & Nephew plc	741,475	14,335
Coca-Cola HBC AG	395,668	14,171
Wm Morrison Supermarkets plc	4,548,062	12,819
Informa plc	1,150,577	11,699
B&M European Value Retail SA	2,078,091	10,713
Marks & Spencer Group plc	2,821,254	10,524
Tate & Lyle plc	984,798	9,870
BHP Group plc	398,717	9,412

7

Global Minimum Volatility Fund

			Market
			Value•
		Shares	($000)
	Segro plc	993,965	8,807
	Rightmove plc	1,240,657	8,773
	Halma plc	370,537	8,719
	Royal Dutch Shell plc Class B	263,565	8,506
	AstraZeneca plc	107,134	7,981
	RSA Insurance Group plc	1,090,222	7,729
	InterContinental Hotels Group plc	106,481	6,897
	Legal & General Group plc	1,669,657	6,072
	Land Securities Group plc	472,969	5,700
	British Land Co. plc	695,552	5,397
	BAE Systems plc	786,225	5,053
	Direct Line Insurance Group plc	1,120,406	4,821
	Next plc	63,598	4,788
	Pearson plc	424,143	4,595
	BT Group plc	1,487,778	4,440
	Rio Tinto plc	62,304	3,635
	Bunzl plc	118,257	3,567
	Associated British Foods plc	94,231	3,148
	Tesco plc	858,633	2,801
2	Merlin Entertainments plc	532,359	2,546
	WH Smith plc	94,243	2,521
	Imperial Brands plc	77,420	2,463
	SSE plc	157,578	2,358
	Admiral Group plc	81,532	2,348
	Smiths Group plc	107,480	2,140
	Meggitt plc	292,955	2,085
	Derwent London plc	46,306	1,916
	DCC plc	21,168	1,895
	UDG Healthcare plc	205,596	1,765
	Sage Group plc	181,517	1,721
	Inchcape plc	208,142	1,671
	UK Commercial Property REIT Ltd.	899,207	1,038
	J Sainsbury plc	339,976	988
	HSBC Holdings plc	112,702	982
	Great Portland Estates plc	79,873	787
	Kingfisher plc	203,970	703
	Antofagasta plc	59,001	701
	F&C Commercial Property Trust Ltd.	434,498	697
	Paddy Power Betfair plc	7,479	633
			345,622
United States (50.3%)
Communication Services (0.3%)
	Cable One Inc.	6,498	6,891
	John Wiley & Sons Inc. Class A	69,936	3,230
	Omnicom Group Inc.	18,451	1,477
			11,598
Consumer Discretionary (5.5%)
	Dollar General Corp.	267,393	33,716
	Yum! Brands Inc.	248,884	25,981
	Service Corp. International	426,784	17,758
*	Dollar Tree Inc.	144,093	16,035
*	Bright Horizons Family Solutions Inc.	111,948	14,346
	Yum China Holdings Inc.	279,310	13,278
	TJX Cos. Inc.	227,728	12,498
*	Grand Canyon Education Inc.	89,552	10,378
	Genuine Parts Co.	78,680	8,068
	Graham Holdings Co. Class B	10,639	7,909
	Pool Corp.	40,381	7,420
*	Murphy USA Inc.	63,885	5,460
	Hyatt Hotels Corp. Class A	70,769	5,430
	Dunkin’ Brands Group Inc.	52,813	3,941
	Choice Hotels International Inc.	46,005	3,820
*	ServiceMaster Global Holdings Inc.	62,405	3,060
	Ross Stores Inc.	26,600	2,598
	Churchill Downs Inc.	15,933	1,607
	Tiffany & Co.	13,509	1,457
*	Rent-A-Center Inc.	48,896	1,219
	Aaron’s Inc.	18,457	1,028
	Penske Automotive Group Inc.	19,401	891
			197,898
Consumer Staples (3.6%)
	Colgate-Palmolive Co.	619,193	45,071
	Church & Dwight Co. Inc.	254,772	19,095
	PepsiCo Inc.	106,423	13,628
	Archer-Daniels-Midland Co.	275,461	12,286
	Procter & Gamble Co.	73,366	7,812
	Vector Group Ltd.	724,641	6,906
	Sysco Corp.	66,363	4,670
	Hershey Co.	33,995	4,244
	Lancaster Colony Corp.	27,295	4,059
	Flowers Foods Inc.	131,572	2,860
	Ingredion Inc.	27,555	2,611

8

Global Minimum Volatility Fund

			Market
			Value•
		Shares	($000)
	Mondelez International Inc. Class A	46,154	2,347
	Coca-Cola European Partners plc	27,089	1,452
	J&J Snack Foods Corp.	8,387	1,318
*	Nomad Foods Ltd.	48,258	1,004
	Kellogg Co.	16,420	990
	PriceSmart Inc.	13,028	779
			131,132
Energy (0.0%)
	Ship Finance International Ltd.	77,542	989

Financials (13.3%)
	Starwood Property Trust Inc.	2,375,669	54,759
	AGNC Investment Corp.	2,948,872	52,460
	Blackstone Mortgage Trust Inc. Class A	1,447,964	51,533
	Annaly Capital Management Inc.	3,498,857	35,303
	Apollo Commercial Real Estate Finance Inc.	1,565,621	29,340
	Renaissance Re Holdings Ltd.	149,865	23,283
	Two Harbors Investment Corp.	1,393,532	19,314
3	Brown & Brown Inc.	602,566	19,132
	Washington Federal Inc.	551,294	18,270
	White Mountains Insurance Group Ltd.	16,899	15,869
	MFA Financial Inc.	1,988,332	14,932
	Arthur J Gallagher & Co.	176,880	14,791
	Chimera Investment Corp.	704,921	13,513
	New Residential Investment Corp.	775,969	13,044
	Marsh & McLennan Cos. Inc.	115,997	10,937
	Torchmark Corp.	103,643	9,085
	Willis Towers Watson plc	46,205	8,517
	WR Berkley Corp.	133,764	8,200
*	Arch Capital Group Ltd.	195,274	6,596
	Bank of Hawaii Corp.	80,035	6,593
	Capitol Federal Financial Inc.	455,900	6,291
	Invesco Mortgage Capital Inc.	266,150	4,344
	TFS Financial Corp.	219,700	3,656
	ProAssurance Corp.	95,916	3,600
	Oritani Financial Corp.	206,400	3,581
	Redwood Trust Inc.	206,248	3,374
	American Financial Group Inc.	32,163	3,330
	Commerce Bancshares Inc.	53,696	3,245
	Northwest Bancshares Inc.	180,081	3,139
	Aflac Inc.	57,663	2,905
	Hanover Insurance Group Inc.	18,073	2,180
	Capstead Mortgage Corp.	241,849	2,078
	ARMOUR Residential REIT Inc.	99,930	1,907
	Everest Re Group Ltd.	7,759	1,827
	Cincinnati Financial Corp.	17,792	1,711
	Loews Corp.	32,594	1,672
	Fidelity National Financial Inc.	38,990	1,558
*	Markel Corp.	1,424	1,526
	Axis Capital Holdings Ltd.	23,799	1,353
*	Alleghany Corp.	1,988	1,306
	Granite Point Mortgage Trust Inc.	54,907	1,056
	Old Republic International Corp.	36,295	812
	Cullen/Frost Bankers Inc.	6,826	694
	Safety Insurance Group Inc.	6,600	613
			483,229
Health Care (2.7%)
	Chemed Corp.	98,515	32,193
	Quest Diagnostics Inc.	302,877	29,191
	Johnson & Johnson	76,482	10,799
*	Premier Inc. Class A	266,957	8,871
	Universal Health Services Inc. Class B	53,444	6,780
	STERIS plc	29,223	3,828
*	China Biologic Products Holdings Inc.	24,363	2,443
*	Catalent Inc.	33,201	1,488
	Encompass Health Corp.	19,631	1,265
			96,858
Industrials (3.9%)
	Waste Management Inc.	276,960	29,729
	Republic Services Inc. Class A	345,544	28,618
	Expeditors International of Washington Inc.	352,314	27,981
	Carlisle Cos. Inc.	128,894	18,228
	Rollins Inc.	202,372	7,826
	BWX Technologies Inc.	146,503	7,486
	Hexcel Corp.	74,622	5,277

9

Global Minimum Volatility Fund

			Market
			Value•
		Shares	($000)
*	Teledyne Technologies Inc.	17,400	4,324
	EMCOR Group Inc.	36,466	3,068
	Harris Corp.	14,546	2,451
	National Presto Industries Inc.	17,011	1,812
	Valmont Industries Inc.	10,744	1,449
	HEICO Corp.	10,113	1,067
	AMERCO	2,688	1,003
	UniFirst Corp.	5,821	920
*	AECOM	22,639	767
			142,006
Information Technology (7.6%)
	Paychex Inc.	460,574	38,831
	Jack Henry & Associates Inc.	258,605	38,548
	Amdocs Ltd.	631,018	34,756
	Broadridge Financial Solutions Inc.	166,049	19,615
	Genpact Ltd.	499,498	18,132
	MAXIMUS Inc.	229,174	16,879
*	Black Knight Inc.	239,329	13,503
	Accenture plc Class A	67,886	12,401
	Motorola Solutions Inc.	78,062	11,312
	Western Union Co.	572,497	11,129
	Fidelity National Information Services Inc.	90,588	10,502
	Automatic Data Processing Inc.	55,569	9,135
	Amphenol Corp. Class A	82,408	8,205
	Booz Allen Hamilton Holding Corp. Class A	102,212	6,060
	Dolby Laboratories Inc. Class A	59,626	3,857
	InterDigital Inc.	51,017	3,336
^,*	Pagseguro Digital Ltd. Class A	108,942	2,839
*	Check Point Software Technologies Ltd.	23,274	2,811
^,*	ViaSat Inc.	30,210	2,744
*	Gartner Inc.	14,428	2,294
*	FleetCor Technologies Inc.	6,793	1,773
	FLIR Systems Inc.	26,398	1,397
	CDK Global Inc.	19,630	1,184
*	ExlService Holdings Inc.	19,412	1,153
*	Viavi Solutions Inc.	58,513	778
*	CoreLogic Inc.	18,528	752
			273,926
Materials (2.5%)
	AptarGroup Inc.	288,869	32,134
	Kaiser Aluminum Corp.	151,369	14,895
	Sonoco Products Co.	219,875	13,865
	Reliance Steel & Aluminum Co.	119,285	10,969
	Royal Gold Inc.	101,717	8,856
	Avery Dennison Corp.	49,973	5,530
	Compass Minerals International Inc.	37,275	2,139
	Silgan Holdings Inc.	56,507	1,692
	Sensient Technologies Corp.	8,876	622
			90,702
Real Estate (6.7%)
	Equity Commonwealth	1,006,498	32,007
	Mid-America Apartment Communities Inc.	162,078	17,733
	Highwoods Properties Inc.	315,604	14,070
	Equity LifeStyle Properties Inc.	115,340	13,460
	Rayonier Inc.	379,328	12,059
	PS Business Parks Inc.	75,194	11,551
3	Apple Hospitality REIT Inc.	698,594	11,492
	Sun Communities Inc.	87,944	10,824
	UDR Inc.	236,106	10,613
	Gaming and Leisure Properties Inc.	258,818	10,451
	Camden Property Trust	91,847	9,244
	Lamar Advertising Co. Class A	92,747	7,667
	WP Carey Inc.	91,102	7,226
	American Homes 4 Rent Class A	298,727	7,164
3	Hudson Pacific Properties Inc.	187,041	6,520
	EastGroup Properties Inc.	52,849	6,042
	First Industrial Realty Trust Inc.	166,495	5,872
	STAG Industrial Inc.	187,110	5,385
	Rexford Industrial Realty Inc.	113,609	4,305
	Douglas Emmett Inc.	98,502	4,057
	Terreno Realty Corp.	85,311	3,809
	Piedmont Office Realty Trust Inc. Class A	161,294	3,358
	Healthcare Realty Trust Inc.	97,524	3,012
	Empire State Realty Trust Inc.	175,348	2,711

10

Global Minimum Volatility Fund

		Market
		Value*
	Shares	($000)
National Health Investors Inc.	34,742	2,621
Liberty Property Trust	49,083	2,437
AvalonBay Communities Inc.	11,968	2,405
Healthcare Trust of America Inc. Class A	61,219	1,688
Invitation Homes Inc.	67,685	1,683
Life Storage Inc.	16,718	1,593
Duke Realty Corp.	50,390	1,568
CubeSmart	47,614	1,519
Kilroy Realty Corp.	17,238	1,326
Urstadt Biddle Properties Inc. Class A	40,998	899
Alexandria Real Estate Equities Inc.	5,878	837
Corporate Office Properties Trust	25,619	714
Universal Health Realty Income Trust	8,800	713
Paramount Group Inc.	38,100	552
		241,187
Utilities (4.2%)
IDACORP Inc.	201,663	19,969
Hawaiian Electric Industries Inc.	428,982	17,794
DTE Energy Co.	131,545	16,536
Ameren Corp.	192,534	14,011
NorthWestern Corp.	196,085	13,697
ALLETE Inc.	110,293	8,983
Sempra Energy	65,314	8,357
Portland General Electric Co.	159,385	8,337
OGE Energy Corp.	176,784	7,485
Southern Co.	133,667	7,114
MDU Resources Group Inc.	253,723	6,635
CMS Energy Corp.	77,812	4,322
WEC Energy Group Inc.	51,120	4,009
Pinnacle West Capital Corp.	37,117	3,536
NiSource Inc.	117,675	3,269
Eversource Energy	36,445	2,612
El Paso Electric Co.	38,281	2,339
Alliant Energy Corp.	47,673	2,252
Black Hills Corp.	13,028	948
		152,205
		1,821,730
Total Common Stocks (Cost $3,214,493)		3,581,422
Temporary Cash Investment (3.0%)[1]
Money Market Fund (3.0%)
[4,5] Vanguard Market Liquidity Fund, 2.545% (Cost $108,761)	1,087,555	108,766
Total Investments (101.9%) (Cost $3,323,254)		3,690,188

Amount
($000)
Other Assets and Liabilities (-1.9%)
Other Assets
Investment in Vanguard	176
Receivables for Accrued Income	9,559
Receivables for Capital Shares Issued	4,335
Variation Margin Receivable—Futures Contracts	57
Unrealized Appreciation—Forwards Contracts	14,651
Other Assets	593
Total Other Assets	29,371
Liabilities
Payables for Investment Securities Purchased	(28)
Collateral for Securities on Loan	(93,704)
Payables for Capital Shares Redeemed	(5,075)
Payables to Vanguard	(557)
Variation Margin Payable—Futures Contracts	(7)
Unrealized Depreciation—Forwards Contracts	(173)
Total Liabilities	(99,544)
Net Assets (100%)	3,620,015

11

Global Minimum Volatility Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,198,115
Total Distributable Earnings (Loss)	421,900
Net Assets	3,620,015

Investor Shares — Net Assets
Applicable to 41,261,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	574,745
Net Asset Value Per Share — Investor Shares	$13.93

Admiral Shares — Net Assets
Applicable to 109,250,934 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,045,270
Net Asset Value Per Share — Admiral Shares	$27.87

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $66,495,000.
*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 2.1%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $10,541,000, representing 0.3% of net assets.

3	Securities with a value of $2,757,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $93,704,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

12

Global Minimum Volatility Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	170	25,062	225
Dow Jones EURO STOXX 50 Index	June 2019	73	2,824	183
Topix Index	June 2019	9	1,305	51
FTSE 100 Index	June 2019	12	1,153	48
S&P ASX 200 Index	June 2019	6	666	13
				520

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs International	5/15/19	EUR	16,498	USD	18,664	—	(136)
Toronto-Dominion Bank	5/15/19	HKD	73,540	USD	9,378	—	(1)
BNP Paribas	5/15/19	USD	329,278	GBP	251,418	1,150	—
Deutsche Bank AG	5/15/19	USD	267,479	EUR	236,565	1,790	—
RBC Capital Markets LLC	5/15/19	USD	219,913	CAD	292,186	1,727	—
Deutsche Bank AG	5/15/19	USD	168,135	JPY	18,623,710	730	—
Deutsche Bank AG	5/15/19	USD	152,988	AUD	213,807	2,206	—
BNP Paribas	5/15/19	USD	118,957	HKD	932,554	52	—
BNP Paribas	5/15/19	USD	106,664	KRW	121,465,062	2,627	—
Barclays Bank plc	5/15/19	USD	84,424	INR	5,886,186	—	(36)
BNP Paribas	5/15/19	USD	69,062	CHF	68,763	1,476	—
RBC Capital Markets LLC	5/15/19	USD	57,546	BRL	222,298	920	—
Barclays Bank plc	5/15/19	USD	28,727	SGD	38,834	168	—
Toronto-Dominion Bank	5/15/19	USD	26,128	DKK	172,379	193	—
Toronto-Dominion Bank	5/15/19	USD	24,265	SEK	223,301	723	—
Barclays Bank plc	5/15/19	USD	21,287	MXN	404,537	1	—
Deutsche Bank AG	5/15/19	USD	15,987	NOK	136,191	191	—
Barclays Bank plc	5/15/19	USD	14,062	TWD	433,058	34	—
Toronto-Dominion Bank	5/15/19	USD	13,408	GBP	10,265	11	—
Goldman Sachs International	5/15/19	USD	10,170	ILS	36,328	63	—
BNP Paribas	5/15/19	USD	8,326	PLN	31,581	58	—
Toronto-Dominion Bank	5/15/19	USD	8,295	CLP	5,487,273	194	—
Deutsche Bank AG	5/15/19	USD	7,624	IDR	108,454,915	27	—
BNP Paribas	5/15/19	USD	5,274	NZD	7,807	58	—

13

Global Minimum Volatility Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs International	5/15/19	USD	5,000	ZAR	70,462	83	—
BNP Paribas	5/15/19	USD	3,675	DKK	24,240	27	—
Barclays Bank plc	5/15/19	USD	3,450	GBP	2,637	9	—
Goldman Sachs International	5/15/19	USD	2,826	SGD	3,820	17	—
Goldman Sachs International	5/15/19	USD	2,574	EUR	2,275	19	—
RBC Capital Markets LLC	5/15/19	USD	2,527	NOK	21,527	30	—
Goldman Sachs International	5/15/19	USD	2,515	HKD	19,717	1	—
Barclays Bank plc	5/15/19	USD	2,481	BRL	9,575	42	—
Goldman Sachs International	5/15/19	USD	1,392	MXN	26,452	—	—
BNP Paribas	5/15/19	USD	780	TWD	24,018	2	—
Toronto-Dominion Bank	5/15/19	USD	568	NZD	840	6	—
Barclays Bank plc	5/15/19	USD	512	CLP	339,163	11	—
Toronto-Dominion Bank	5/15/19	USD	451	PLN	1,713	3	—
BNP Paribas	5/15/19	USD	329	IDR	4,677,472	1	—
Toronto-Dominion Bank	5/15/19	USD	159	ILS	569	1	—
						14,651	(173)

AUD—Australian dollar.

BRL—Brazilian real.

CAD—Canadian dollar.

CHF—Swiss franc.

CLP—Chilean peso.

DKK—Danish krone.

EUR—Euro.

GBP—British pound.

HKD—Hong Kong dollar.

IDR—Indonesian rupiah.

ILS—Israeli shekel.

INR—Indian rupee.

JPY—Japanese yen.

KRW—Korean won.

MXN—Mexican peso.

NOK—Norwegian krone.

NZD—New Zealand dollar.

PLN—Polish zloty.

SEK—Swedish krona.

SGD—Singapore dollar.

TWD—Taiwanese dollar.

USD—U.S. dollar.

ZAR—South African rand.

At April 30, 2019, the counterparties had desposited in segregated accounts securities with a  value of $10,618,000 and cash of $12,670,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Global Minimum Volatility Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends[1]	50,573
Interest[2]	240
Securities Lending—Net	354
Total Income	51,167
Expenses
The Vanguard Group—Note B
Investment Advisory Services	644
Management and Administrative—Investor Shares	429
Management and Administrative—Admiral Shares	1,346
Marketing and Distribution—Investor Shares	38
Marketing and Distribution—Admiral Shares	92
Custodian Fees	79
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	1
Total Expenses	2,649
Net Investment Income	48,518
Realized Net Gain (Loss)
Investment Securities Sold[2]	13,076
Futures Contracts	1,672
Forward Currency Contracts	7,092
Foreign Currencies	786
Realized Net Gain (Loss)	22,626
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	200,417
Futures Contracts	495
Forward Currency Contracts	4,258
Foreign Currencies	(17)
Change in Unrealized Appreciation (Depreciation)	205,153
Net Increase (Decrease) in Net Assets Resulting from Operations	276,297

1 Dividends are net of foreign withholding taxes of $2,465,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $232,000, ($3,000), and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Global Minimum Volatility Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	48,518	70,733
Realized Net Gain (Loss)	22,626	152,446
Change in Unrealized Appreciation (Depreciation)	205,153	(142,439)
Net Increase (Decrease) in Net Assets Resulting from Operations	276,297	80,740
Distributions
Net Investment Income
Investor Shares	(11,167)	(12,387)
Admiral Shares	(61,918)	(40,756)
Realized Capital Gain[1]
Investor Shares	(22,331)	—
Admiral Shares	(119,380)	—
Total Distributions	(214,796)	(53,143)
Capital Share Transactions
Investor Shares	49,006	(31,299)
Admiral Shares	451,761	822,933
Net Increase (Decrease) from Capital Share Transactions	500,767	791,634
Total Increase (Decrease)	562,268	819,231
Net Assets
Beginning of Period	3,057,747	2,238,516
End of Period	3,620,015	3,057,747

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $44,448,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Global Minimum Volatility Fund

Financial Highlights

Investor Shares

	Six Months					Dec. 12,
	Ended					2013[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.78	$13.57	$11.92	$11.81	$11.41	$10.00
Investment Operations
Net Investment Income	.190	2.374	2.324	2.293	.288	2.262
Net Realized and Unrealized Gain (Loss) on Investments	.861	.148	1.650	.181	.795	1.172
Total from Investment Operations	1.051	.522	1.974	.474	1.083	1.434
Distributions
Dividends from Net Investment Income	(.300)	(.312)	(.324)	(.205)	(.280)	(.024)
Distributions from Realized Capital Gains	(.601)	—	—	(.159)	(.403)	—
Total Distributions	(.901)	(.312)	(.324)	(.364)	(.683)	(.024)
Net Asset Value, End of Period	$13.93	$13.78	$13.57	$11.92	$11.81	$11.41

Total Return[3]	8.34%	3.89%	16.93%	4.23%	9.93%	14.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$575	$515	$539	$419	$451	$360
Ratio of Total Expenses to Average Net Assets	0.22%	0.23%	0.25%	0.25%	0.27%	0.30%[4]
Ratio of Net Investment Income to Average Net Assets	2.87%	2.66%	2.54%	2.63%	2.52%	3.18%[4]
Portfolio Turnover Rate	54%	24%	37%	58%	57%	49%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Global Minimum Volatility Fund

Financial Highlights

Admiral Shares

	Six Months					Dec. 12,
	Ended					2013[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.58	$27.15	$23.86	$23.62	$22.83	$20.00
Investment Operations
Net Investment Income	.392	2.758	2.668	2.608	.605	2.546
Net Realized and Unrealized Gain (Loss) on Investments	1.725	.297	3.295	.377	1.576	2.332
Total from Investment Operations	2.117	1.055	3.963	.985	2.181	2.878
Distributions
Dividends from Net Investment Income	(.624)	(.625)	(.673)	(.427)	(.585)	(.048)
Distributions from Realized Capital Gains	(1.203)	—	—	(.318)	(.806)	—
Total Distributions	(1.827)	(.625)	(.673)	(.745)	(1.391)	(.048)
Net Asset Value, End of Period	$27.87	$27.58	$27.15	$23.86	$23.62	$22.83

Total Return[3]	8.40%	3.93%	16.99%	4.39%	10.00%	14.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,045	$2,542	$1,699	$1,152	$757	$115
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.17%	0.17%	0.21%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	2.94%	2.74%	2.62%	2.71%	2.58%	3.28%[4]
Portfolio Turnover Rate	54%	24%	37%	58%	57%	49%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Global Minimum Volatility Fund

Notes to Financial Statements

Vanguard Global Minimum Volatility Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk and volatility associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

19

Global Minimum Volatility Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 48% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015-2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

20

Global Minimum Volatility Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

21

Global Minimum Volatility Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $176,000, representing 0.00% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	444,014	1,315,678	—
Common Stocks—United States	1,821,730	—	—
Temporary Cash Investments	108,766	—	—
Futures Contracts—Assets[1]	57	—	—
Futures Contracts—Liabilities[1]	(7)	—	—
Forward Currency Contracts—Assets	—	14,651	—
Forward Currency Contracts—Liabilities	—	(173)	—
Total	2,374,560	1,330,156	—

1 Represents variation margin on the last day of the reporting period.

22

Global Minimum Volatility Fund

D. At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	57	—	57
Unrealized Appreciation—Forward Currency Contracts	—	14,651	14,651
Total Assets	57	14,651	14,708

Variation Margin Payable—Futures Contracts	(7)	—	(7)
Unrealized Depreciation—Forward Currency Contracts	—	(173)	(173)
Total Liabilities	(7)	(173)	(180)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,672	—	1,672
Forward Currency Contracts	—	7,092	7,092
Realized Net Gain (Loss) on Derivatives	1,672	7,092	8,764

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	495	—	495
Forward Currency Contracts	—	4,258	4,258
Change in Unrealized Appreciation (Depreciation) on Derivatives	495	4,258	4,753

E. As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,325,597
Gross Unrealized Appreciation	471,899
Gross Unrealized Depreciation	(92,310)
Net Unrealized Appreciation (Depreciation)	379,589

23

Global Minimum Volatility Fund

F. During the six months ended April 30, 2019, the fund purchased $1,227,207,000 of investment securities and sold $889,373,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2019		October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	100,710	7,574	148,795	10,734
Issued in Lieu of Cash Distributions	31,225	2,486	11,552	854
Redeemed	(82,929)	(6,211)	(191,646)	(13,898)
Net Increase (Decrease)—Investor Shares	49,006	3,849	(31,299)	(2,310)
Admiral Shares
Issued	607,130	22,636	1,279,510	46,244
Issued in Lieu of Cash Distributions	163,610	6,511	35,011	1,294
Redeemed	(318,979)	(12,079)	(491,588)	(17,935)
Net Increase (Decrease)—Admiral Shares	451,761	17,068	822,933	29,603

H. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global Minimum Volatility Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2013 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

25

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q11942 062019

Semiannual Report | April 30, 2019 Vanguard International Dividend Index Funds

Vanguard International Dividend Appreciation Index Fund

Vanguard International High Dividend Yield Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

International Dividend Appreciation Index Fund	3

International High Dividend Yield Index Fund	23

Trustees Approve Advisory Arrangements	51

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2019

	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
International Dividend Appreciation Index Fund
Investor Shares	$1,000.00	$1,140.52	$1.86
ETF Shares	1,000.00	1,140.91	1.27
AdmiralTM Shares	1,000.00	1,140.98	1.27
International High Dividend Yield Index Fund
Investor Shares	$1,000.00	$1,077.99	$2.16
ETF Shares	1,000.00	1,078.64	1.60
Admiral Shares	1,000.00	1,078.56	1.60
Based on Hypothetical 5% Yearly Return
International Dividend Appreciation Index Fund
Investor Shares	$1,000.00	$1,023.06	$1.76
ETF Shares	1,000.00	1,023.60	1.20
Admiral Shares	1,000.00	1,023.60	1.20
International High Dividend Yield Index Fund
Investor Shares	$1,000.00	$1,022.71	$2.11
ETF Shares	1,000.00	1,023.26	1.56
Admiral Shares	1,000.00	1,023.26	1.56

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the International Dividend Appreciation Index Fund, 0.35% for Investor Shares, 0.24% for ETF Shares, and 0.24% for Admiral Shares; and for the International High Dividend Yield Index Fund, 0.42% for Investor Shares, 0.31% for ETF Shares, and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the six-month period, then divided by the number of days in the most recent 12-month period (181/365).

International Dividend Appreciation Index Fund

Sector Diversification

As of April 30, 2019

Basic Materials	3.3%
Consumer Goods	21.3
Consumer Services	8.9
Financials	15.9
Health Care	11.8
Industrials	12.0
Oil & Gas	3.4
Technology	18.7
Telecommunications	2.9
Utilities	1.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

International Dividend Appreciation Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (1.9%)
CSL Ltd.	92,647	12,995
Brambles Ltd.	324,029	2,754
Aristocrat Leisure Ltd.	130,776	2,407
Ramsay Health Care Ltd.	41,458	1,909
REA Group Ltd.	26,888	1,515
SEEK Ltd.	71,792	922
Washington H Soul Pattinson & Co. Ltd.	48,961	794
Qube Holdings Ltd.	326,677	652
Domino’s Pizza Enterprises Ltd.	17,390	527
Corporate Travel Management Ltd.	21,858	411
Technology One Ltd.	63,919	397
		25,283
Belgium (0.5%)
UCB SA	39,819	3,165
Sofina SA	7,005	1,443
Ackermans & van Haaren NV	6,833	1,101
Barco NV	2,636	469
		6,178
Canada (7.9%)
Toronto-Dominion Bank	374,197	21,345
Canadian National Railway Co. (Toronto Shares)	148,555	13,799
Suncor Energy Inc.	324,217	10,692
Brookfield Asset Management Inc. Class A	202,728	9,774
Alimentation Couche-Tard Inc. Class B	89,713	5,290
Imperial Oil Ltd.	159,194	4,625
^ Magna International Inc.	66,483	3,700
Loblaw Cos. Ltd.	75,153	3,682
Fortis Inc.	87,178	3,222
Franco-Nevada Corp.	38,306	2,745
Saputo Inc.	79,667	2,724
George Weston Ltd.	31,217	2,331
Intact Financial Corp.	28,464	2,329
Dollarama Inc.	64,300	1,931
Metro Inc.	52,057	1,885
Gildan Activewear Inc.	42,033	1,550
CCL Industries Inc. Class B	34,070	1,453
Canadian Tire Corp. Ltd. Class A	12,197	1,342
CAE Inc.	54,579	1,269
SNC-Lavalin Group Inc.	36,062	899
Methanex Corp.	15,959	875
Toromont Industries Ltd.	16,812	874
Empire Co. Ltd.	35,906	799
Ritchie Bros Auctioneers Inc.	22,146	771
Atco Ltd.	20,484	703
Finning International Inc.	33,471	601
TFI International Inc.	17,200	565
Stella-Jones Inc.	14,505	495
Cogeco Communications Inc.	6,801	452
Boyd Group Income Fund	4,088	449
Canadian Western Bank	18,599	417
Enghouse Systems Ltd.	11,086	271
Equitable Group Inc.	3,316	181
Richelieu Hardware Ltd.	11,578	180
Cogeco Inc.	2,874	176
		104,396
China (6.2%)
Tencent Holdings Ltd.	1,168,886	57,611
China Overseas Land & Investment Ltd.	2,238,190	8,386
China Merchants Bank Co. Ltd.	937,000	4,637
China Gas Holdings Ltd.	1,035,800	3,341
Sunny Optical Technology Group Co. Ltd.	224,381	2,745
Guangdong Investment Ltd.	1,332,000	2,492
China Resources Gas Group Ltd.	455,000	2,112
Sinopharm Group Co. Ltd.	245,200	964
		82,288

International Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Colombia (0.3%)
Bancolombia SA ADR	21,971	1,115
Grupo de Inversiones Suramericana SA	94,485	1,052
Grupo Argos SA	131,129	746
Cementos Argos SA	244,767	611
Bancolombia SA Preference Shares	8,068	102
		3,626
Denmark (0.9%)
Coloplast A/S Class B	40,495	4,374
DSV A/S	38,453	3,563
Novozymes A/S	49,718	2,321
GN Store Nord A/S	29,705	1,522
Schouw & Co. A/S	5,138	366
		12,146
Finland (0.2%)
Wartsila OYJ Abp	121,018	1,938
Huhtamaki Oyj	22,137	846
		2,784
France (12.6%)
LVMH Moet Hennessy Louis Vuitton SE	103,207	40,521
Airbus SE	158,571	21,713
^ Hermes International	21,575	15,179
L’Oreal Loyalty Line 2021	46,336	12,745
* EssilorLuxottica SA	88,562	10,790
* Air Liquide SA Loyalty Line 2021	80,772	10,746
L’Oreal Loyalty Line 2020	35,992	9,900
Dassault Systemes SE	53,450	8,465
L’Oreal SA Loyalty Line	23,101	6,354
Legrand SA	53,931	3,967
Sodexo SA	30,203	3,463
Sartorius Stedim Biotech	18,854	2,561
L’Oreal SA	9,097	2,502
* Teleperformance	11,745	2,258
Getlink SE	111,859	1,800
Eurofins Scientific SE	3,613	1,654
Arkema SA	15,687	1,611
Orpea	13,165	1,606
Wendel SA	9,425	1,305
Eurazeo SE	15,733	1,235
Ingenico Group SA	13,009	1,098
Rubis SCA	19,883	1,091
Air Liquide SA	7,084	942
Cie Plastic Omnium SA	30,380	920
* SEB SA	4,013	735
* SEB Prime Fidelite	3,318	608
SEB SA Loyalty Line	2,051	376
SEB SA (XPAR)	893	164
		166,309
Germany (5.1%)
SAP SE	251,042	32,361
Fresenius SE & Co. KGaA	113,354	6,446
Fresenius Medical Care AG & Co. KGaA	63,096	5,318
Henkel AG & Co. KGaA Preference Shares	36,500	3,696
HeidelbergCement AG	40,679	3,292
Merck KGaA	26,362	2,810
Symrise AG Class A	27,728	2,669
Brenntag AG	31,495	1,700
Rational AG	2,313	1,562
Sartorius AG Preference Shares	7,666	1,408
Fielmann AG	17,252	1,227
CTS Eventim AG & Co.KGaA	19,781	1,016
GRENKE AG	9,468	1,010
Bechtle AG	8,543	879
Duerr AG	14,006	633
Fuchs Petrolub SE Preference Shares	14,008	611
Krones AG	6,367	594
* Gerresheimer AG	6,327	477
Cewe Stiftung & Co. KGaA	1,495	141
Bertrandt AG	66	5
		67,855
Hong Kong (4.7%)
AIA Group Ltd.	2,467,000	25,261
CK Hutchison Holdings Ltd.	786,598	8,270
Hong Kong & China Gas Co. Ltd.	3,150,256	7,520
MTR Corp. Ltd.	1,257,000	7,489
CLP Holdings Ltd.	516,000	5,856
Wheelock & Co. Ltd.	417,886	2,978
Techtronic Industries Co. Ltd.	373,752	2,705
Hysan Development Co. Ltd.	213,000	1,194
Minth Group Ltd.	237,000	749
		62,022
Hungary (0.2%)
OTP Bank Nyrt	57,143	2,541

India (11.0%)
Reliance Industries Ltd.	1,294,960	25,942
Tata Consultancy Services Ltd.	766,427	24,912
HDFC Bank Ltd. ADR	160,588	18,411
Hindustan Unilever Ltd.	439,735	11,107
ITC Ltd.	2,489,327	10,790

International Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Housing Development Finance Corp. Ltd.	349,453	10,025
Infosys Ltd. ADR	853,957	9,189
Kotak Mahindra Bank Ltd.	387,652	7,731
Larsen & Toubro Ltd.	284,619	5,520
Bajaj Finance Ltd.	117,355	5,225
Asian Paints Ltd.	194,654	4,095
Induslnd Bank Ltd.	123,498	2,854
Godrej Consumer Products Ltd.	207,415	1,943
Pidilite Industries Ltd.	103,026	1,829
Yes Bank Ltd.	469,464	1,134
Berger Paints India Ltd.	195,674	897
Container Corp. Of India Ltd.	122,730	870
Page Industries Ltd.	2,247	747
LIC Housing Finance Ltd.	101,677	726
Sundaram Finance Ltd.	22,388	465
Infosys Ltd.	38,955	420
Persistent Systems Ltd.	16,134	148
Reliance Infrastructure Ltd.	53,014	82
		145,062
Indonesia (0.6%)
* Bank Rakyat Indonesia Persero Tbk PT	24,942,000	7,669

Ireland (0.5%)
Kerry Group plc Class A	35,935	4,025
Kingspan Group plc	37,255	1,959
Glanbia plc	61,312	1,127
Total Produce plc	75,214	134
		7,245
Italy (0.1%)
DiaSorin SPA	11,489	1,123
Reply SPA	7,537	491
		1,614
Japan (10.1%)
Nippon Telegraph & Telephone Corp.	398,762	16,592
KDDI Corp.	517,138	11,919
Tokio Marine Holdings Inc.	146,900	7,443
Seven & i Holdings Co. Ltd.	181,300	6,274
Bridgestone Corp.	155,900	6,185
Terumo Corp.	155,316	4,687
Suzuki Motor Corp.	100,400	4,582
Asahi Group Holdings Ltd.	98,963	4,315
West Japan Railway Co.	39,520	2,939
Nitori Holdings Co. Ltd.	23,445	2,797
Sysmex Corp.	42,700	2,447
Yakult Honsha Co. Ltd.	35,000	2,390
M3 Inc.	132,700	2,369
Obic Co. Ltd.	20,200	2,345
Pan Pacific International Holdings Corp.	32,296	2,081
Koito Manufacturing Co. Ltd.	32,900	1,970
Hikari Tsushin Inc.	9,500	1,761
Shimadzu Corp.	60,800	1,631
Sekisui Chemical Co. Ltd.	101,100	1,623
Otsuka Corp.	39,000	1,534
TOTO Ltd.	36,000	1,526
MISUMI Group Inc.	57,800	1,509
Pola Orbis Holdings Inc.	47,000	1,484
Alfresa Holdings Corp.	48,300	1,348
Hakuhodo DY Holdings Inc.	79,200	1,339
USS Co. Ltd.	63,800	1,225
GMO Payment Gateway Inc.	15,200	1,212
Itochu Techno-Solutions Corp.	49,000	1,204
MonotaRO Co. Ltd.	51,379	1,183
Kansai Paint Co. Ltd.	55,600	1,060
Tokyo Century Corp.	22,000	1,017
SCSK Corp.	21,000	998
Stanley Electric Co. Ltd.	35,800	971
Nihon M&A Center Inc.	33,700	962
AEON Financial Service Co. Ltd.	46,100	957
Lawson Inc.	20,400	952
Mitsubishi UFJ Lease & Finance Co. Ltd.	184,682	942
Persol Holdings Co. Ltd.	48,500	914
Relo Group Inc.	31,500	860
Nomura Real Estate Holdings Inc.	39,980	850
Welcia Holdings Co. Ltd.	21,500	847
Goldwin Inc.	4,900	784
PALTAC Corp.	13,414	741
Rinnai Corp.	10,800	729
Kewpie Corp.	30,300	702
Benefit One Inc.	32,700	684
Seven Bank Ltd.	245,300	667
J Front Retailing Co. Ltd.	54,500	666
Sundrug Co. Ltd.	24,728	663
OBIC Business Consultants Co. Ltd.	16,300	655
Kurita Water Industries Ltd.	24,200	630
Izumi Co. Ltd.	14,400	629
NOF Corp.	17,500	624
Hitachi Capital Corp.	25,400	591
Sanwa Holdings Corp.	47,400	571
Koei Tecmo Holdings Co. Ltd.	26,340	481
Aica Kogyo Co. Ltd.	13,600	472
NHK Spring Co. Ltd.	51,100	460
TS Tech Co. Ltd.	14,300	429

International Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
SHO-BOND Holdings Co. Ltd.	5,942	408
Yaoko Co. Ltd.	8,400	400
Noevir Holdings Co. Ltd.	7,200	378
Aeon Delight Co. Ltd.	10,900	367
Glory Ltd.	13,900	351
Modec Inc.	11,400	350
Milbon Co. Ltd.	6,700	343
en-japan Inc.	10,400	339
Fuyo General Lease Co. Ltd.	6,400	320
Valor Holdings Co. Ltd.	11,492	280
Funai Soken Holdings Inc.	10,700	278
Elecom Co. Ltd.	8,200	275
Mitsubishi Pencil Co. Ltd.	13,000	268
Kissei Pharmaceutical Co. Ltd.	10,500	260
San-A Co. Ltd.	6,566	258
Senko Group Holdings Co. Ltd.	31,300	252
NEC Networks & System Integration Corp.	10,300	248
Starts Corp. Inc.	11,122	248
Keihin Corp.	15,000	247
Tokyo Seimitsu Co. Ltd.	8,200	238
Koshidaka Holdings Co. Ltd.	16,600	233
Musashi Seimitsu Industry Co. Ltd.	14,200	222
Hogy Medical Co. Ltd.	6,600	216
JAC Recruitment Co. Ltd.	8,400	206
Tosho Co. Ltd.	7,700	198
Ai Holdings Corp.	11,970	196
Belc Co. Ltd.	4,200	188
Prestige International Inc.	12,900	185
Ricoh Leasing Co. Ltd.	6,100	178
Sekisui Jushi Corp.	9,100	176
Link And Motivation Inc.	22,900	175
Kanematsu Electronics Ltd.	5,800	172
Sato Holdings Corp.	6,800	166
Siix Corp.	9,300	149
Fukushima Industries Corp.	4,200	146
Piolax Inc.	7,500	141
Hiday Hidaka Corp.	7,562	138
Hamakyorex Co. Ltd.	3,700	137
Yondoshi Holdings Inc.	6,000	132
Nippon Signal Company Ltd.	14,100	131
Fujicco Co. Ltd.	6,500	129
Yellow Hat Ltd.	10,000	126
Nippon Parking Development Co. Ltd.	80,200	126
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,700	123
WDB Holdings Co. Ltd.	4,100	122
G-Tekt Corp.	7,800	111
Monogatari Corp.	1,200	96
JCU Corp.	5,600	95
Tosei Corp.	9,800	81
Sinko Industries Ltd.	5,600	81
World Holdings Co. Ltd.	3,400	58
		133,163
Malaysia (0.0%)
Bursa Malaysia Bhd.	163,100	266

Mexico (1.1%)
America Movil SAB de CV	9,175,756	6,834
Grupo Elektra SAB de CV	48,005	2,554
Grupo Financiero Inbursa SAB de CV	1,361,055	2,083
Grupo Carso SAB de CV	467,804	1,814
Grupo Aeroportuario del Sureste SAB de CV Class B	56,763	935
		14,220
Morocco (0.1%)
Attijariwafa Bank	42,665	1,979

Netherlands (3.0%)
Unilever NV	350,355	21,198
ASML Holding NV	87,026	18,172
Aalberts NV	22,747	895
		40,265
New Zealand (0.1%)
Ryman Healthcare Ltd.	103,231	838
Mainfreight Ltd.	20,296	475
		1,313
Norway (0.1%)
* Tomra Systems ASA	30,405	917

Philippines (0.8%)
SM Investments Corp.	246,614	4,499
Ayala Land Inc.	3,000,600	2,823
Jollibee Foods Corp.	224,096	1,310
International Container Terminal Services Inc.	410,290	996
Metro Pacific Investments Corp.	6,350,200	557
		10,185
South Africa (2.8%)
Naspers Ltd.	89,618	23,054
Sanlam Ltd.	455,674	2,440
Capitec Bank Holdings Ltd.	23,720	2,219
Remgro Ltd.	108,874	1,480
Discovery Ltd.	134,833	1,359
Bidvest Group Ltd.	68,886	1,048
PSG Group Ltd.	48,077	892
Mr Price Group Ltd.	52,606	797

International Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Clicks Group Ltd.	53,967	739
Santam Ltd.	23,195	544
Mondi Ltd.	23,843	527
SPAR Group Ltd.	37,295	506
Netcare Ltd.	292,388	492
Barloworld Ltd.	43,364	387
Hosken Consolidated Investments Ltd.	18,181	141
		36,625
South Korea (3.6%)
Samsung Electronics Co. Ltd.	1,219,870	47,962
LEENO Industrial Inc.	2,839	139
		48,101
Spain (2.2%)
^ Industria de Diseno Textil SA	637,060	19,289
Amadeus IT Group SA	89,445	7,129
Grupo Catalana Occidente SA	24,529	926
Viscofan SA	9,508	572
Vidrala SA	5,336	501
Miquel y Costas & Miquel SA	5,909	105
		28,522
Sweden (1.6%)
^ Assa Abloy AB Class B	215,230	4,601
Investor AB Class B	92,844	4,428
Hexagon AB Class B	71,116	3,885
Svenska Cellulosa AB SCA Class B	131,935	1,152
L E Lundbergforetagen AB Class B	31,174	1,066
Castellum AB	55,657	1,001
AAK AB	51,967	845
Trelleborg AB Class B	50,756	839
Hufvudstaden AB Class A	41,207	687
Loomis AB Class B	14,503	537
Hexpol AB	66,395	519
Atrium Ljungberg AB	26,011	424
Wihlborgs Fastigheter AB	30,936	412
* AF POYRY AB	19,968	372
Biotage AB	13,144	178
		20,946
Switzerland (12.0%)
Nestle SA	552,460	53,190
Novartis AG	521,008	42,692
Roche Holding AG	143,500	37,864
Cie Financiere Richemont SA	106,637	7,795
Givaudan SA	1,892	4,899
Partners Group Holding AG	5,453	4,113
Geberit AG	7,567	3,173
EMS-Chemie Holding AG	4,778	2,894
Chocoladefabriken Lindt &Spruengli AG	220	1,462
Interroll Holding AG	176	384
Orior AG	1,340	102
		158,568
Taiwan (0.2%)
E.Sun Financial Holding Co. Ltd.	2,201,707	1,808
Grape King Bio Ltd.	27,000	187
		1,995
Thailand (0.2%)
Central Pattana PCL (Foreign)	914,900	2,165

Turkey (0.1%)
BIM Birlesik Magazalar AS	63,065	878

United Kingdom (8.5%)
Diageo plc	493,982	20,825
Prudential plc	530,283	12,049
RELX plc	400,916	9,211
Compass Group plc	323,564	7,362
Experian plc	186,064	5,416
Associated British Foods plc	161,906	5,408
Ferguson plc	47,186	3,358
Ashtead Group plc	96,910	2,691
InterContinental Hotels Group plc	36,846	2,386
Intertek Group plc	32,922	2,303
Burberry Group plc	84,221	2,220
Whitbread plc	37,001	2,154
Bunzl plc	68,780	2,074
Halma plc	77,185	1,816
Croda International plc	26,418	1,790
Johnson Matthey plc	39,671	1,731
Mondi plc	75,184	1,652
JD Sports Fashion plc	199,388	1,639
Spirax-Sarco Engineering plc	14,905	1,607
Smiths Group plc	80,557	1,604
Paddy Power Betfair plc	16,050	1,358
Rightmove plc	183,347	1,296
Hiscox Ltd.	58,143	1,272
Hikma Pharmaceuticals plc	49,566	1,144
Meggitt plc	159,325	1,134
Intermediate Capital Group plc	59,317	917
Renishaw plc	15,024	887
Spectris plc	23,887	858
Beazley plc	107,308	809
IWG plc	181,678	807

International Dividend Appreciation Index Fund

			Market
			Value•
		Shares	($000)
	Dechra Pharmaceuticals plc	21,224	738
	Rotork plc	179,013	730
	Abcam plc	41,730	710
	WH Smith plc	21,995	588
	Grafton Group plc	48,573	560
	Victrex plc	17,537	558
	National Express Group plc	103,111	553
	Moneysupermarket.com Group plc	109,218	519
	Diploma plc	22,836	478
	QinetiQ Group plc	114,476	451
	RWS Holdings plc	57,069	450
	Bodycote plc	38,982	437
	Genus plc	13,269	418
	Synthomer plc	71,979	394
	Cranswick plc	10,397	393
	Rathbone Brothers plc	11,576	381
	Dart Group plc	31,208	380
	Savills plc	29,935	353
	GB Group plc	38,773	301
	Ultra Electronics Holdings plc	14,275	297
	Telecom Plus plc	15,773	291
	Greencore Group plc	89,881	270
	James Fisher & Sons plc	10,290	265
	Hill & Smith Holdings plc	15,938	265
	Senior plc	84,590	256
	AG Barr plc	22,996	255
	St. Modwen Properties plc	44,852	241
	Hilton Food Group plc	16,481	219
	Clarkson plc	5,957	202
	EMIS Group plc	12,782	187
	4imprint Group plc	5,174	181
	Vitec Group plc	9,136	138
	CVS Group plc	14,243	116
	Robert Walters plc	13,481	104
	Avon Rubber plc	5,203	100
	Speedy Hire plc	105,961	81
	Brooks Macdonald Group plc	2,816	67
			112,705
United States (0.1%)
	Autoliv Inc.	12,192	988
Total Common Stocks
(Cost $1,180,129)			1,310,819
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.6%)
2,3	Vanguard Market Liquidity Fund, 2.545%	324,487	34,252

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.386%, 7/5/19	300	299
Total Temporary Cash Investments (Cost $34,550)			34,551
Total Investments (101.9%) (Cost $1,214,679)			1,345,370

			Amount
			($000)
Other Assets and Liabilities (-1.9%)
Other Assets
Investment in Vanguard			63
Receivables for Accrued Income			4,502
Receivables for Capital Shares Issued			115
Variation Margin Receivable-Futures Contracts			15
Unrealized Appreciation-Forward Currency Contracts			29
Other Assets[4]			1,560
Total Other Assets			6,284
Liabilities
Payables for Investment Securities Purchased			(17)
Collateral for Securities on Loan			(27,611)
Payables for Capital Shares Redeemed			(14)
Payables to Vanguard			(150)
Variation Margin Payable-Futures Contracts			(4)
Unrealized Depreciation-Forward Currency Contracts			(65)
Other Liabilities			(3,160)
Total Liabilities			(31,021)
Net Assets (100%)			1,320,633

International Dividend Appreciation Index Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,228,821
Total Distributable Earnings (Loss)	91,812
Net Assets	1,320,633

Investor Shares—Net Assets
Applicable to 435,605 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,607
Net Asset Value Per Share—Investor Shares	$26.65

ETF Shares—Net Assets
Applicable to 16,731,747 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,114,062
Net Asset Value Per Share—ETF Shares	$66.58
Admiral Shares—Net Assets
Applicable to 6,021,370 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	194,964
Net Asset Value Per Share—Admiral Shares	$32.38

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,106,000.
*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $27,611,000 of collateral received for securities on loan.
4	Securities with a value of $299,000 and cash of $439,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

International Dividend Appreciation Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
		Number of			Value and Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
MSCI Emerging Market Index	June 2019	55		2,971	94
Dow Jones EURO STOXX 50 Index	June 2019	74		2,863	74
E-mini S&P 500 Index	June 2019	16		2,359	44
Topix Index	June 2019	6		870	6
					218

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America, N.A.	6/26/19	EUR	3,152	USD	3,601	—	(48)
Barclays Bank plc	6/26/19	EUR	2,111	USD	2,391	—	(12)
Bank of America, N.A.	6/18/19	JPY	68,904	USD	622	—	—
RBC Capital Markets LLC	6/26/19	EUR	389	USD	440	—	(1)
RBC Capital Markets LLC	6/18/19	JPY	48,060	USD	436	—	(2)
Bank of America, N.A.	6/18/19	JPY	16,270	USD	146	1	—
Barclays Bank plc	6/18/19	JPY	15,835	USD	144	—	(1)
BNP Paribas	6/18/19	JPY	10,992	USD	99	—	—
RBC Capital Markets LLC	6/26/19	USD	3,719	EUR	3,283	17	—
BNP Paribas	7/2/19	USD	1,002	JPY	109,900	11	—
RBC Capital Markets LLC	6/18/19	USD	577	JPY	64,100	—	(1)
						29	(65)

EUR—euro.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Dividends[1]	9,704
Interest[2]	71
Securities Lending—Net	90
Total Income	9,865
Expenses
The Vanguard Group—Note B
Investment Advisory Services	157
Management and Administrative—Investor Shares	14
Management and Administrative—ETF Shares	926
Management and Administrative—Admiral Shares	178
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	27
Marketing and Distribution—Admiral Shares	6
Custodian Fees	51
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	—
Total Expenses	1,382
Expenses Paid Indirectly	(16)
Net Expenses	1,366
Net Investment Income	8,499
Realized Net Gain (Loss)
Investment Securities Sold[2]	(23,490)
Futures Contracts	871
Forward Currency Contracts	(24)
Foreign Currencies	(169)
Realized Net Gain (Loss)	(22,812)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	172,714
Futures Contracts	290
Forward Currency Contracts	13
Foreign Currencies	(16)
Change in Unrealized Appreciation (Depreciation)	173,001
Net Increase (Decrease) in Net Assets Resulting from Operations	158,688

1       Dividends are net of foreign withholding taxes of $1,180,000.

2       Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $59,000, ($2,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

3       The change in unrealized appreciation (depreciation) is net of deferred foreign capital gains taxes $3,160,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,499	19,437
Realized Net Gain (Loss)	(22,812)	4,707
Change in Unrealized Appreciation (Depreciation)	173,001	(112,710)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,688	(88,566)
Distributions
Net Investment Income
Investor Shares	(44)	(223)
ETF Shares	(4,334)	(15,685)
Admiral Shares	(852)	(3,362)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(5,230)	(19,270)
Capital Share Transactions
Investor Shares	(1,128)	1,981
ETF Shares	124,736	315,063
Admiral Shares	(3,381)	40,676
Net Increase (Decrease) from Capital Share Transactions	120,227	357,720
Total Increase (Decrease)	273,685	249,884
Net Assets
Beginning of Period	1,046,948	797,064
End of Period	1,320,633	1,046,948

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Financial Highlights

Investor Shares

	Six Months			Feb. 25,
	Ended	Year Ended		2016[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.47	$25.71	$21.77	$20.00
Investment Operations
Net Investment Income[2]	.161	.461	.460	.244
Net Realized and Unrealized Gain (Loss) on Investments[3]	3.120	(2.260)	3.871	1.671
Total from Investment Operations	3.281	(1.799)	4.331	1.915
Distributions
Dividends from Net Investment Income	(.101)	(.441)	(.391)	(.145)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.101)	(.441)	(.391)	(.145)
Net Asset Value, End of Period	$26.65	$23.47	$25.71	$21.77
Total Return[4]	14.05%[5]	-7.13%[5]	20.06%[5]	9.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12	$11	$11	$4
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%	0.35%	0.35%[6]
Ratio of Net Investment Income to Average Net Assets	1.34%	1.73%	1.86%	1.50%[6]
Portfolio Turnover Rate[7]	55%	36%	9%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Inception.

2       Calculated based on average shares outstanding.

3       Includes increases from purchase and redemption fees of $.00 for 2019, $.01 for 2018, and $.01 for 2017.

4       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

5       Total returns do not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.

6       Annualized.

7       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Financial Highlights

ETF Shares

	Six Months			Feb. 25,
	Ended	Year Ended		2016[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$58.65	$64.25	$54.43	$50.00
Investment Operations
Net Investment Income[2]	.455	1.196	1.179	.662
Net Realized and Unrealized Gain (Loss) on Investments[3]	7.763	(5.623)	9.715	4.154
Total from Investment Operations	8.218	(4.427)	10.894	4.816
Distributions
Dividends from Net Investment Income	(.288)	(1.173)	(1.074)	(.386)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.288)	(1.173)	(1.074)	(.386)
Net Asset Value, End of Period	$66.58	$58.65	$64.25	$54.43
Total Return	14.09%	-7.04%	20.19%	9.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,114	$861	$634	$147
Ratio of Total Expenses to Average Net Asset	0.24%	0.25%	0.25%	0.25%[4]
Ratio of Net Investment Income to Average Net Assets	1.45%	1.83%	1.96%	1.60%[4]
Portfolio Turnover Rate[5]	55%	36%	9%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Inception.

2       Calculated based on average shares outstanding.

3       Includes increases from purchase and redemption fees of $.01 for 2019, $.02 for 2018, and $.04 for 2017.

4       Annualized.

5       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Financial Highlights

Admiral Shares

	Six Months			March 2,
	Ended	Year Ended		2016[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$28.52	$31.24	$26.45	$25.00
Investment Operations
Net Investment Income[2]	.212	.576	.573	.285
Net Realized and Unrealized Gain (Loss) on Investments[3]	3.787	(2.727)	4.720	1.352
Total from Investment Operations	3.999	(2.151)	5.293	1.637
Distributions
Dividends from Net Investment Income	(.139)	(.569)	(.503)	(.187)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.139)	(.569)	(.503)	(.187)
Net Asset Value, End of Period	$32.38	$28.52	$31.24	$26.45
Total Return[4]	14.10%[5]	-7.03%[5]	20.18%[5]	6.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$195	$175	$152	$77
Ratio of Total Expenses to Average Net Assets	0.24%	0.25%	0.25%	0.25%[6]
Ratio of Net Investment Income to Average Net Assets	1.45%	1.83%	1.96%	1.60%[6]
Portfolio Turnover Rate[7]	55%	36%	9%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Inception.

2       Calculated based on average shares outstanding.

3       Includes increases from purchase and redemption fees of $.00 for 2019, $.01 for 2018, and $.02 for 2017.

4       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

5       Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

6       Annualized.

7       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Notes to Financial Statements

Vanguard International Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

International Dividend Appreciation Index Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5.  Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

International Dividend Appreciation Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

International Dividend Appreciation Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $63,000, representing 0.00% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	122,242	988	—
Common Stocks—Other	27,600	1,159,989	—
Temporary Cash Investments	34,252	299	—
Futures Contracts—Assets[1]	15	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Forward Currency Contracts—Assets	—	29	—
Forward Currency Contracts—Liabilities	—	(65)	—
Total	184,105	1,161,240	—

1 Represents variation margin on the last day of the reporting period.

International Dividend Appreciation Index Fund

E. At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	15	—	15
Unrealized Appreciation—Forward Currency Contracts	—	29	29
Total Assets	15	29	44

Variation Margin Payable—Futures Contracts	(4)	—	(4)
Unrealized Depreciation—Forward Currency Contracts	—	(65)	(65)
Total Liabilities	(4)	(65)	(69)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	871	—	871
Forward Currency Contracts	—	(24)	(24)
Realized Net Gain (Loss) on Derivatives	871	(24)	847

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	290	—	290
Forward Currency Contracts	—	13	13
Change in Unrealized Appreciation (Depreciation) on Derivatives	290	13	303

F. As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,218,321
Gross Unrealized Appreciation	162,185
Gross Unrealized Depreciation	(34,954)
Net Unrealized Appreciation (Depreciation)	127,231

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses totaling $18,445,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

International Dividend Appreciation Index Fund

losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G. During the six months ended April 30, 2019, the fund purchased $635,837,000 of investment securities and sold $519,498,000 of investment securities, other than temporary cash investments. Purchases and sales include $98,333,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

H. Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued[1]	1,524	60	9,433	358
Issued in Lieu of Cash Distributions	41	2	210	8
Redeemed[2]	(2,693)	(111)	(7,662)	(294)
Net Increase (Decrease)—Investor Shares	(1,128)	(49)	1,981	72
ETF Shares
Issued[1]	124,736	2,057	351,000	5,355
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(35,937)	(550)
Net Increase (Decrease)—ETF Shares	124,736	2,057	315,063	4,805
Admiral Shares
Issued[1]	21,792	737	77,590	2,422
Issued in Lieu of Cash Distributions	702	25	2,791	90
Redeemed[2]	(25,875)	(871)	(39,705)	(1,257)
Net Increase (Decrease)—Admiral Shares	(3,381)	(109)	40,676	1,255

1 Includes purchase fees for fiscal 2019 and 2018 of $101,000 and $212,000, respectively (fund totals).

2 Net of redemption fees for fiscal 2019 and 2018 of $80,000 and $102,000, respectively (fund totals).

I. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

International High Dividend Yield Index Fund

Sector Diversification

As of April 30, 2019

Basic Materials	7.4%
Consumer Goods	9.5
Consumer Services	3.7
Financials	38.9
Health Care	4.5
Industrials	9.8
Oil & Gas	11.4
Other	0.0
Technology	4.0
Telecommunications	5.7
Utilities	5.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

International High Dividend Yield Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Common Stocks (99.1%)[1]
Australia (7.3%)
Commonwealth Bank of Australia	224,541	11,801
BHP Group Ltd.	375,998	9,950
Westpac Banking Corp.	436,490	8,479
Australia & New Zealand Banking Group Ltd.	364,187	6,987
National Australia Bank Ltd.	353,733	6,316
Woolworths Group Ltd.	168,822	3,790
Macquarie Group Ltd.	39,069	3,713
Wesfarmers Ltd.	144,268	3,662
Rio Tinto Ltd.	47,805	3,222
Transurban Group	340,226	3,222
Woodside Petroleum Ltd.	119,711	2,984
Amcor Ltd.	150,382	1,700
Insurance Australia Group Ltd.	295,075	1,640
QBE Insurance Group Ltd.	170,078	1,551
South32 Ltd.	656,371	1,550
Suncorp Group Ltd.	164,659	1,541
ASX Ltd.	25,150	1,321
AGL Energy Ltd.	83,626	1,312
Telstra Corp. Ltd.	526,724	1,255
Origin Energy Ltd.	228,233	1,186
Sonic Healthcare Ltd.	59,975	1,085
Fortescue Metals Group Ltd.	207,948	1,051
APA Group	150,608	1,022
Tabcorp Holdings Ltd.	246,215	831
Aurizon Holdings Ltd.	243,003	815
Sydney Airport	142,263	765
Medibank Pvt Ltd.	352,517	710
Lendlease Group	74,015	694
Caltex Australia Ltd.	34,241	657
AMP Ltd.	379,296	608
Boral Ltd.	155,610	533
Magellan Financial Group Ltd.	16,530	520
Alumina Ltd.	322,468	510
Incitec Pivot Ltd.	204,339	486
Bendigo & Adelaide Bank Ltd.	63,367	460
Challenger Ltd.	76,672	444
Crown Resorts Ltd.	46,047	432
Atlas Arteria Ltd.	86,729	428
CIMIC Group Ltd.	11,868	423
Downer EDI Ltd.	75,597	413
Coca-Cola Amatil Ltd.	64,259	399
Bank of Queensland Ltd.	51,926	339
Star Entertainment Grp Ltd.	104,877	336
DuluxGroup Ltd.	46,389	319
Orora Ltd.	147,027	314
Qantas Airways Ltd.	74,238	294
AusNet Services	221,925	278
Whitehaven Coal Ltd.	80,060	237
Metcash Ltd.	105,620	214
Flight Centre Travel Group Ltd.	7,124	193
^ Harvey Norman Holdings Ltd.	65,162	192
IOOF Holdings Ltd.	40,396	185
Adelaide Brighton Ltd.	54,002	165
CSR Ltd.	61,240	154
Sims Metal Management Ltd.	20,257	148
Perpetual Ltd.	5,110	147
Platinum Asset Management Ltd.	24,430	86
Brambles Ltd.	954	8
* Coles Group Ltd.	413	4
Healthscope Ltd.	1,458	2
		94,083
Austria (0.3%)
Erste Group Bank AG	36,516	1,461
OMV AG	18,036	967
voestalpine AG	15,191	489
Raiffeisen Bank International AG	16,683	445

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
	ANDRITZ AG	9,131	436
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,048	113
			3,911
Belgium (0.5%)
	KBC Group NV	34,617	2,570
	Ageas	23,776	1,256
	Solvay SA Class A	8,886	1,071
	Groupe Bruxelles Lambert SA	9,305	891
	Proximus SADP	17,628	494
	bpost SA	81	1
			6,283
Brazil (2.3%)
	Vale SA	439,000	5,609
	Itau Unibanco Holding SA ADR	459,149	3,972
	Banco Bradesco SA ADR	308,295	2,793
	Ambev SA ADR	441,790	2,081
	Banco Bradesco SA Preference Shares	186,874	1,696
	Banco do Brasil SA	131,590	1,667
	Itausa - Investimentos Itau SA Preference Shares	530,369	1,611
	Itau Unibanco Holding SA Preference Shares	153,880	1,328
	Banco Bradesco SA	142,072	1,123
	Ambev SA	126,700	597
	BB Seguridade Participacoes SA	81,700	589
	Banco Santander Brasil SA	51,192	588
	Telefonica Brasil SA ADR	48,977	583
	IRB Brasil Resseguros S/A	22,953	550
	Kroton Educacional SA	190,710	474
	CCR SA	134,963	402
	Hypera SA	48,100	344
	Klabin SA	78,400	332
^	Cia Energetica de Minas Gerais ADR	89,056	330
	TIM Participacoes SA	95,200	284
	Cielo SA	137,800	270
	Banco BTG Pactual SA	22,829	241
	Petrobras Distribuidora SA	38,400	232
	Cosan SA	18,100	216
	Engie Brasil Energia SA	18,850	214
	Bradespar SA Preference Shares	25,282	206
	Estacio Participacoes SA	29,600	205
	EDP - Energias do Brasil SA	36,350	162
	Transmissora Alianca de Energia Eletrica SA	22,400	150
	Porto Seguro SA	10,700	148
	Banco do Estado do Rio Grande do Sul SA Preference Shares	20,600	128
	Fleury SA	22,700	120
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	22,008	118
	Cia Paranaense de Energia Preference Shares	10,700	112
	Cia Energetica de Minas Gerais Preference Shares	26,457	99
	Telefonica Brasil SA Preference Shares	4,300	51
	Via Varejo SA	43,900	46
	Cia Paranaense de Energia ADR	996	10
	Cia Energetica de Minas Gerais	957	4
			29,685
Canada (6.7%)
	Royal Bank of Canada	184,071	14,670
	Toronto-Dominion Bank	234,921	13,400
	Enbridge Inc.	254,089	9,386
	Bank of Nova Scotia	156,938	8,643
	Bank of Montreal	81,254	6,418
	TransCanada Corp.	116,697	5,569
	Canadian Imperial Bank of Commerce	56,489	4,757
	Manulife Financial Corp.	252,949	4,658
	Sun Life Financial Inc.	76,584	3,182
	Pembina Pipeline Corp.	64,734	2,314
	National Bank of Canada	43,285	2,062
	Fortis Inc.	55,044	2,035
	BCE Inc.	38,329	1,715
	Shaw Communications Inc.Class B	57,115	1,157
	Power Corp. of Canada	49,887	1,145
	TELUS Corp.	25,393	935
	Great-West Lifeco Inc.	35,295	887
	Inter Pipeline Ltd.	52,984	863
	Power Financial Corp.	31,510	751
2	Hydro One Ltd.	40,097	649
	Canadian Utilities Ltd.Class A	15,497	427
	IGM Financial Inc.	10,650	294
	CI Financial Corp.	354	5
			85,922
Chile (0.2%)
	Banco Santander Chile ADR	19,601	549
	Enel Americas SA ADR	57,937	506
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	11,831	422
	Enel Chile SA	2,407,477	242

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
	Colbun SA	841,407	188
	Enel Americas SA	694,321	122
	AES Gener SA	403,703	110
	Enel Chile SA ADR	21,294	107
	Engie Energia Chile SA	37,389	72
	Embotelladora Andina SA Preference Shares	15,440	55
	Banco de Chile	11,240	2
			2,375
China (5.8%)
	China Construction Bank Corp.	11,392,000	10,043
	Industrial & Commercial Bank of China Ltd.	9,965,000	7,495
	China Mobile Ltd.	677,338	6,463
	Bank of China Ltd.	9,692,000	4,628
	CNOOC Ltd.	2,027,000	3,682
	China Petroleum & Chemical Corp.	3,237,000	2,488
	China Merchants Bank Co. Ltd.	477,040	2,361
	Agricultural Bank of China Ltd.	3,960,000	1,830
	China Overseas Land & Investment Ltd.	488,000	1,828
	PetroChina Co. Ltd.	2,678,000	1,698
	China Resources Land Ltd.	346,000	1,507
	Country Garden Holdings Co. Ltd.	931,000	1,500
	Sunac China Holdings Ltd.	288,706	1,488
	China Pacific Insurance Group Co. Ltd.	331,400	1,360
	China Shenhua Energy Co. Ltd.	440,000	974
	Anhui Conch Cement Co.Ltd.	155,044	946
	CITIC Ltd.	640,000	932
	China Evergrande Group	280,000	898
	Bank of Communications Co. Ltd.	1,022,000	862
	Hengan International Group Co. Ltd.	92,767	816
	China Vanke Co. Ltd.	202,908	785
	Longfor Group Holdings Ltd.	210,500	778
2	Postal Savings Bank of China Co. Ltd.	1,225,000	745
	Guangdong Investment Ltd.	382,000	715
	China CITIC Bank Corp.Ltd.	1,097,320	704
	China Minsheng Banking Corp. Ltd.	874,100	657
	China Communications Construction Co. Ltd.	564,000	543
	China Jinmao Holdings Group Ltd.	762,000	494
	China National Building Material Co. Ltd.	510,000	475
	Shimao Property Holdings Ltd.	155,000	472
	Guangzhou Automobile Group Co. Ltd.	412,000	444
	Beijing Enterprises Water Group Ltd.	678,000	421
	Weichai Power Co. Ltd.	245,000	401
2	CGN Power Co. Ltd.	1,499,000	396
	Kunlun Energy Co. Ltd.	358,000	379
	Dongfeng Motor Group Co. Ltd.	384,000	373
	China Resources Power Holdings Co. Ltd.	254,000	355
	Huaneng Power International Inc.	530,000	339
	Great Wall Motor Co. Ltd.	395,000	322
	China Merchants Port Holdings Co. Ltd.	154,000	312
	China Cinda Asset Management Co. Ltd.	1,123,000	300
	Kingboard Holdings Ltd.	90,500	295
	China Resources Cement Holdings Ltd.	288,000	289
	CIFI Holdings Group Co.Ltd.	422,000	280
	Far East Horizon Ltd.	247,000	275
	Zijin Mining Group Co. Ltd.	692,000	270
	Guangzhou R&F Properties Co. Ltd.	130,400	259
	Agile Group Holdings Ltd.	170,000	257
	Yanzhou Coal Mining Co. Ltd.	236,000	252
	Shenzhen International Holdings Ltd.	116,500	252
*,2	China Huarong Asset Management Co. Ltd.	1,154,000	248
	Future Land Development Holdings Ltd.	204,000	243
	China State Construction International Holdings Ltd.	232,000	241
	Jiangsu Expressway Co.Ltd.	156,000	222
	COSCO SHIPPING Ports Ltd.	220,000	219
	Sinopec Shanghai Petrochemical Co. Ltd.	466,000	211

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
2	Fuyao Glass Industry Group Co. Ltd.	60,000	211
	Logan Property Holdings Co. Ltd.	128,000	204
	China Everbright Bank Co. Ltd.	407,000	201
	Nine Dragons Paper Holdings Ltd.	209,000	193
	KWG Group Holdings Ltd.	164,000	192
	Yuexiu Property Co. Ltd.	816,000	189
	Chongqing Rural Commercial Bank Co.Ltd.	322,000	188
	China Molybdenum Co.Ltd.	489,000	185
	Zhejiang Expressway Co.Ltd.	164,000	176
	Sinotruk Hong Kong Ltd.	81,000	176
	China Everbright Ltd.	96,000	175
2	Dali Foods Group Co. Ltd.	243,000	173
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	111,635	169
	China Power International Development Ltd.	618,370	165
	Shenzhen Investment Ltd.	414,000	165
2	Sinopec Engineering Group Co. Ltd.	169,000	163
	Sino-Ocean Group Holding Ltd.	356,000	160
	Lee & Man Paper Manufacturing Ltd.	196,000	159
	China Reinsurance Group Corp.	755,000	154
	Kingboard Laminates Holdings Ltd.	135,000	142
	China Medical System Holdings Ltd.	154,000	137
2	BAIC Motor Corp. Ltd.	179,000	126
	Shanghai Industrial Holdings Ltd.	49,000	115
	Shenzhen Expressway Co. Ltd.	92,000	112
	Sinotrans Ltd.	260,000	107
	Yanlord Land Group Ltd.	92,900	100
	China Zhongwang Holdings Ltd.	180,400	99
	Metallurgical Corp. of China Ltd.	353,000	98
	Poly Property Group Co.Ltd.	230,000	97
	Maanshan Iron & Steel Co. Ltd.	204,000	94
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	159,200	93
	Datang International Power Generation Co. Ltd.	346,000	90
	Huadian Power International Corp. Ltd.	206,000	88
	Angang Steel Co. Ltd.	130,000	88
	Bosideng International Holdings Ltd.	312,000	86
	Greentown China Holdings Ltd.	93,000	84
	Hopson Development Holdings Ltd.	76,000	83
	Huadian Fuxin Energy Corp. Ltd.	350,000	75
	Huaxin Cement Co. Ltd. Class B	25,500	75
	China Machinery Engineering Corp.	150,000	73
2	Red Star Macalline Group Corp. Ltd.	74,757	71
	Chongqing Changan Automobile Co. Ltd. Class B	132,400	69
	China International Marine Containers Group Co. Ltd.	53,300	67
	Guangshen Railway Co. Ltd.	182,000	65
	China Dongxiang Group Co. Ltd.	419,000	62
	China BlueChemical Ltd.	176,000	60
	Anhui Expressway Co. Ltd.	74,000	50
	Weifu High-Technology Group Co. Ltd. Class B	23,200	45
	Shanghai Jinjiang International Hotels Development Co. Ltd.Class B	18,600	41
	Sichuan Expressway Co. Ltd.	118,000	39
	China South City Holdings Ltd.	220,000	33
	Shandong Chenming Paper Holdings Ltd.	61,500	32
	Beijing Jingneng Clean Energy Co. Ltd.	122,000	24
2	China Galaxy Securities Co. Ltd.	2,000	1
	PICC Property & Casualty Co. Ltd.	1,000	1
	GF Securities Co. Ltd.	600	1
2	China Merchants Securities Co. Ltd.	400	1
			74,144

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
Colombia (0.1%)
	Ecopetrol SA ADR	27,520	509
	Interconexion Electrica SA ESP	51,374	251
	Grupo Aval Acciones y Valores Preference Shares	372,586	143
	Ecopetrol SA	54,855	51
	Bancolombia SA Preference Shares	306	4
			958
Czech Republic (0.1%)
	CEZ AS	20,691	482
	Komercni banka as	9,863	374
2	Moneta Money Bank AS	61,234	196
	O2 Czech Republic AS	5,665	62
	Philip Morris CR AS	74	44
			1,158
Denmark (0.2%)
	Danske Bank A/S	84,243	1,497
	ISS A/S	24,374	759
	Pandora A/S	12,578	528
	Tryg A/S	14,848	455
	H Lundbeck A/S	14	1
			3,240
Egypt (0.0%)
	Eastern Co. SAE	116,421	123
	ElSewedy Electric Co.	97,760	89
	Egypt Kuwait Holding Co. SAE	54,493	79
	Telecom Egypt Co.	45,428	37
	Abou Kir Fertilizers & Chemical Industries	17,092	27
			355
Finland (1.5%)
	Nokia Oyj	711,707	3,740
	Nordea Bank Abp	404,735	3,276
	Sampo Oyj Class A	61,916	2,835
	Kone Oyj Class B	49,717	2,732
	UPM-Kymmene Oyj	68,170	1,925
	Fortum Oyj	54,377	1,153
	Stora Enso Oyi	73,058	910
	Elisa Oyj	17,940	762
	Nokian Renkaat Oyj	17,189	576
	Metso Oyj	13,795	516
	Kesko Oyj Class B	9,075	472
	Orion Oyj Class B	13,557	452
			19,349
France (6.3%)
	TOTAL SA	319,324	17,752
^	Sanofi	138,478	12,082
	BNP Paribas SA	137,805	7,336
^	AXA SA	245,639	6,550
	Schneider Electric SE	65,068	5,506
	Orange SA	243,660	3,808
	Societe Generale SA	92,509	2,934
	Cie Generale des Etablissements Michelin SCA	22,243	2,876
	Cie de Saint-Gobain	62,403	2,558
	Credit Agricole SA	145,321	1,996
^	Peugeot SA	69,924	1,833
	Publicis Groupe SA	26,967	1,603
	Renault SA	23,473	1,601
	Veolia Environnement SA	63,069	1,492
	Engie SA	76,507	1,136
	Valeo SA	30,774	1,119
^	Bouygues SA	26,995	1,016
*	Engie Loyalty Line 2021	65,712	975
^	SCOR SE	20,187	824
	SES SA Class A	46,402	790
	Engie Loyalty Line 2020	47,482	705
	Suez	46,646	656
	Natixis SA	108,534	640
2	Amundi SA	7,487	539
	Rexel SA	40,027	538
^	CNP Assurances	19,874	469
	Eutelsat Communications SA	23,950	433
	Lagardere SCA	15,160	413
	Engie	18,936	281
	Societe BIC SA	3,231	278
	Casino Guichard Perrachon SA	6,563	269
	Imerys SA	4,565	243
2	ALD SA	10,242	151
			81,402
Germany (7.5%)
	Allianz SE	53,907	13,030
	Siemens AG	97,827	11,730
	BASF SE	116,627	9,522
	Bayer AG	119,017	7,919
*	Daimler AG	109,177	7,166
	Deutsche Telekom AG	410,630	6,880
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,020	4,733
*	Deutsche Post AG	123,628	4,297
	Volkswagen AG Preference Shares	23,135	4,039
	Bayerische Motoren Werke AG	41,261	3,520
	Vonovia SE	65,875	3,292
	E.ON SE	275,774	2,965
*	RWE AG	68,199	1,749
	HeidelbergCement AG	19,302	1,562

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
	Porsche Automobil Holding SE Preference Shares	19,558	1,360
*	Commerzbank AG	134,715	1,214
	Hannover Rueck SE	7,494	1,132
2	Covestro AG	20,381	1,120
	LEG Immobilien AG	8,239	961
	Uniper SE	25,298	768
	Volkswagen AG	4,139	742
	Deutsche Lufthansa AG	30,670	742
	Aroundtown SA	86,076	699
	Evonik Industries AG	21,914	654
	GEA Group AG	21,736	609
	HUGO BOSS AG	8,512	595
	Bayerische Motoren Werke AG Preference Shares	7,154	529
	ProSiebenSat.1 Media SE	29,709	470
*,2	Innogy ORD SE	8,884	412
	HOCHTIEF AG	2,598	388
	METRO AG	21,070	358
*	Innogy SE	7,579	329
	Axel Springer SE	5,489	311
	RTL Group SA	4,615	260
	Telefonica Deutschland Holding AG	77,808	253
	1&1 Drillisch AG	6,062	226
	Talanx AG	4,238	170
*	CECONOMY AG	123	1
			96,707
Greece (0.1%)
	Hellenic Telecommunications Organization SA	31,539	438
	OPAP SA	27,930	302
	Motor Oil Hellas Corinth Refineries SA	6,869	175
	Mytilineos Holdings SA	12,002	130
	Hellenic Petroleum SA	7,538	70
			1,115
Hong Kong (2.3%)
	CK Hutchison Holdings Ltd.	342,500	3,601
	Sun Hung Kai Properties Ltd.	179,500	3,098
	Hang Seng Bank Ltd.	92,300	2,425
	CLP Holdings Ltd.	208,000	2,361
	BOC Hong Kong Holdings Ltd.	457,500	2,051
	Sands China Ltd.	308,400	1,697
2	WH Group Ltd.	1,070,639	1,267
	New World Development Co. Ltd.	740,000	1,226
	Wharf Real Estate Investment Co. Ltd.	158,000	1,211
	Power Assets Holdings Ltd.	168,351	1,174
	Henderson Land Development Co. Ltd.	151,008	931
	Lenovo Group Ltd.	968,000	897
	Swire Pacific Ltd. Class A	64,880	822
	Sino Land Co. Ltd.	404,000	711
	CK Infrastructure Holdings Ltd.	79,652	646
	Hang Lung Properties Ltd.	247,144	582
	Wynn Macau Ltd.	191,200	550
	Hysan Development Co. Ltd.	87,000	488
	NWS Holdings Ltd.	182,000	378
§	Hopewell Holdings Ltd.	68,500	337
	PCCW Ltd.	528,000	318
	Kerry Properties Ltd.	70,500	302
	Xinyi Glass Holdings Ltd.	258,000	295
	Yue Yuen Industrial Holdings Ltd.	85,500	276
	NagaCorp Ltd.	186,000	239
	Xinyi Solar Holdings Ltd.	412,800	235
2	BOC Aviation Ltd.	24,200	208
	VTech Holdings Ltd.	19,700	180
	Chow Tai Fook Jewellery Group Ltd.	135,000	144
	First Pacific Co. Ltd.	288,000	119
	Haitong International Securities Group Ltd.	307,000	111
	Li & Fung Ltd.	648,000	108
	Shougang Fushan Resources Group Ltd.	434,000	105
	Shun Tak Holdings Ltd.	236,000	105
	Dah Sing Financial Holdings Ltd.	18,800	99
	Shui On Land Ltd.	404,500	98
	Lifestyle International Holdings Ltd.	55,000	96
	Cafe de Coral Holdings Ltd.	38,000	94
	Guotai Junan International Holdings Ltd.	439,000	89
	Television Broadcasts Ltd.	38,200	75
	SA Sa International Holdings Ltd.	132,000	45
			29,794
Hungary (0.1%)
	MOL Hungarian Oil & Gas plc	55,155	635
	Magyar Telekom Telecommunications plc	49,466	78
			713
India (0.5%)
	Oil & Natural Gas Corp. Ltd.	383,415	933
	Bharat Petroleum Corp. Ltd.	125,875	689

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
	Coal India Ltd.	185,935	674
	Indian Oil Corp. Ltd.	276,309	629
	NTPC Ltd.	304,012	585
	Vedanta Ltd.	215,111	517
	Hero MotoCorp Ltd.	12,433	449
	Indiabulls Housing Finance Ltd.	42,251	423
	Bharti Infratel Ltd.	111,729	422
	Hindustan Petroleum Corp. Ltd.	74,291	312
	REC Ltd.	86,499	183
	NMDC Ltd.	90,891	131
	Oracle Financial Services Software Ltd.	2,484	126
*	Power Finance Corp. Ltd.	73,594	123
	Hindustan Zinc Ltd.	28,973	115
	Oil India Ltd.	32,802	85
	NHPC Ltd.	252,332	85
	Castrol India Ltd.	29,742	65
	Mangalore Refinery & Petrochemicals Ltd.	34,738	36
	Reliance Infrastructure Ltd.	18,338	29
			6,611
Indonesia (0.2%)
	Telekomunikasi Indonesia Persero Tbk PT	6,035,400	1,607
	United Tractors Tbk PT	202,200	386
	Perusahaan Gas Negara Persero Tbk	1,292,000	211
	Adaro Energy Tbk PT	1,596,900	146
*	Bukit Asam Tbk PT	518,200	144
	Surya Citra Media Tbk PT	729,100	95
	Tower Bersama Infrastructure Tbk PT	262,800	73
	Matahari Department Store Tbk PT	236,900	68
	Media Nusantara Citra Tbk PT	477,100	32
			2,762
Ireland (0.1%)
*	Bank of Ireland Group plc	118,586	758
	AIB Group plc	101,195	470
			1,228
Israel (0.2%)
	Bank Leumi Le-Israel BM	192,466	1,318
	Bank Hapoalim BM	141,293	1,040
	Mizrahi Tefahot Bank Ltd.	16,568	359
	Bezeq The Israeli Telecommunication Corp. Ltd.	254,357	174
	Delek Group Ltd.	532	101
	Gazit-Globe Ltd.	12,441	100
*	Shikun & Binui Ltd.	556	2
			3,094
Italy (2.5%)
	Enel SPA	992,443	6,284
	Eni SPA	318,021	5,419
	Intesa Sanpaolo SPA (Registered)	1,922,583	5,037
	UniCredit SPA	284,076	3,933
	Assicurazioni Generali SPA	164,266	3,187
	Atlantia SPA	68,373	1,867
	Snam SPA	290,261	1,478
	Terna Rete Elettrica Nazionale SPA	179,950	1,080
	Mediobanca Banca di Credito Finanziario SPA	94,426	1,001
	FinecoBank Banca Fineco SPA	50,723	668
2	Poste Italiane SPA	60,327	645
	Unione di Banche Italiane SPA	136,846	427
	Telecom Italia SPA (Bearer)	783,528	409
	ltalgas SPA	63,284	395
	A2A SPA	208,841	349
^	Banca Mediolanum SPA	35,349	260
	UnipolSai Assicurazioni SPA	74,318	204
			32,643
Japan (9.8%)
	Toyota Motor Corp.	318,164	19,698
	Mitsubishi UFJ Financial Group Inc.	1,589,400	7,886
	Takeda Pharmaceutical Co. Ltd.	193,700	7,148
	Honda Motor Co. Ltd.	222,000	6,194
	Sumitomo Mitsui Financial Group Inc.	168,200	6,113
	KDDI Corp.	222,500	5,128
	Mizuho Financial Group Inc.	3,234,400	5,051
	Mitsubishi Corp.	163,600	4,507
	Tokio Marine Holdings Inc.	85,182	4,316
	Canon Inc.	132,100	3,666
	Japan Tobacco Inc.	152,900	3,533
	Mitsui & Co. Ltd.	216,812	3,507
	ITOCHU Corp.	181,100	3,268
	NTT DOCOMO Inc.	148,500	3,225
	Komatsu Ltd.	115,900	2,994
	Nippon Telegraph & Telephone Corp.	65,500	2,725
	ORIX Corp.	161,500	2,288
	Sumitomo Corp.	143,838	2,062
	JXTG Holdings Inc.	409,305	1,991
	Nissan Motor Co. Ltd.	247,200	1,985
	MS&AD Insurance Group Holdings Inc.	62,800	1,952
	Subaru Corp.	77,800	1,906
	Japan Post Holdings Co. Ltd.	167,946	1,881

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
	Nippon Steel Corp.	104,900	1,876
	Sumitomo Mitsui Trust Holdings Inc.	46,600	1,626
	Marubeni Corp.	200,200	1,435
	Resona Holdings Inc.	281,000	1,193
	Sekisui House Ltd.	73,159	1,180
	Mitsubishi Chemical Holdings Corp.	164,700	1,174
	Daito Trust Construction Co. Ltd.	8,600	1,152
	JFE Holdings Inc.	66,700	1,148
	Sumitomo Chemical Co. Ltd.	196,600	981
	Daiwa Securities Group Inc.	202,800	944
	Idemitsu Kosan Co. Ltd.	27,553	895
	Yamaha Motor Co. Ltd.	36,000	742
	SBI Holdings Inc.	29,000	622
	NSK Ltd.	58,600	609
	Seiko Epson Corp.	36,100	579
	Sojitz Corp.	165,100	568
	Mitsui Chemicals Inc.	23,100	568
	Japan Post Bank Co. Ltd.	50,436	555
	Amada Holdings Co. Ltd.	42,300	474
^	Chugoku Electric Power Co. Inc.	37,951	453
	LIXIL Group Corp.	34,000	444
	Haseko Corp.	35,900	434
	SUMCO Corp.	28,500	376
	Aozora Bank Ltd.	14,600	357
	Mitsubishi Gas Chemical Co. Inc.	22,800	342
	Denka Co. Ltd.	10,800	326
	DIC Corp.	10,600	311
	Sumitomo Rubber Industries Ltd.	22,200	273
	Lawson Inc.	5,700	266
	Sankyo Co. Ltd.	6,600	261
	Seven Bank Ltd.	81,200	221
	NTN Corp.	52,900	175
	Miraca Holdings Inc.	6,600	169
	Hitachi Capital Corp.	5,900	137
	Heiwa Corp.	5,700	114
	Aoyama Trading Co. Ltd.	5,000	110
	Matsui Securities Co. Ltd.	12,000	107
	Tokai Tokyo Financial Holdings Inc.	30,700	102
	Exedy Corp.	3,600	82
	SKY Perfect JSAT Holdings Inc.	15,500	62
			126,467
Kuwait (0.3%)
	National Bank of Kuwait SAKP	776,959	2,373
	Ahli United Bank BSC	589,774	490
	Mobile Telecommunications Co. KSC	268,232	407
	Gulf Bank KSCP	217,073	217
	Boubyan Petrochemicals Co. KSCP	46,019	139
	Humansoft Holding Co. KSC	11,958	131
			3,757
Malaysia (0.6%)
	Malayan Banking Bhd.	741,397	1,659
	Tenaga Nasional Bhd.	500,133	1,488
	CIMB Group Holdings Bhd.	858,800	1,095
	DiGi.Com Bhd.	456,800	508
	Maxis Bhd.	362,100	470
	Petronas Gas Bhd.	96,400	413
	MISC Bhd.	182,500	305
	AMMB Holdings Bhd.	240,200	260
	Gamuda Bhd.	273,900	232
	Sime Darby Bhd.	404,400	227
	YTL Corp. Bhd.	509,068	139
	British American Tobacco Malaysia Bhd.	16,300	138
	Alliance Bank Malaysia Bhd.	134,800	132
	Westports Holdings Bhd.	134,900	124
	YTL Power International Bhd.	317,848	68
2	Astro Malaysia Holdings Bhd.	162,500	57
	Telekom Malaysia Bhd.	5,800	4
			7,319
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	361,876	2,287
	Wal-Mart de Mexico SAB de CV	657,200	1,931
	Grupo Mexico SAB de CV Class B	459,100	1,346
	Grupo Aeroportuario del Pacifico SAB de CV Class B	46,794	476
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	201,100	338
	Promotora y Operadora de Infraestructura SAB de CV	26,790	272
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	37,600	232
	Kimberly-Clark de Mexico SAB de CV Class A	112,100	194
	Industrias Penoles SAB de CV	14,370	165

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
	Alpek SAB de CV	51,000	63
2	Nemak SAB de CV	68,200	37
			7,341
Netherlands (2.2%)
	Unilever NV	192,896	11,671
^	ING Groep NV	495,898	6,328
^	Koninklijke Ahold Delhaize NV	139,093	3,352
	NN Group NV	43,791	1,911
	Koninklijke KPN NV	424,639	1,305
2	ABN AMRO Group NV	52,696	1,241
	Aegon NV	223,067	1,164
	Randstad NV	13,704	784
	ASR Nederland NV	16,756	746
2	Signify NV	12,802	384
			28,886
New Zealand (0.2%)
	Spark New Zealand Ltd.	235,537	578
	Meridian Energy Ltd.	160,075	435
	Contact Energy Ltd.	92,546	415
	Fletcher Building Ltd.	106,683	368
	SKYCITY Entertainment Group Ltd.	80,932	221
	Mercury NZ Ltd.	82,195	203
	Air New Zealand Ltd.	59,919	107
	Auckland International Airport Ltd.	1,301	7
			2,334
Norway (0.9%)
	Equinor ASA	125,685	2,802
^,*	DNB ASA	134,210	2,581
^	Telenor ASA	85,446	1,717
	Mowi ASA	54,804	1,189
^	Orkla ASA	98,832	776
	Norsk Hydro ASA	170,912	736
	Aker BP ASA	14,503	479
	Gjensidige Forsikring ASA	22,224	432
	Salmar ASA	6,342	288
	Leroy Seafood Group ASA	31,233	226
			11,226
Other (0.0%)[3]
*,§	China International Marine Containers Group Co.Ltd. Rights	517	1

Pakistan (0.0%)
	Pakistan Petroleum Ltd.	85,300	102
	Fauji Fertilizer Co. Ltd.	102,000	75
	Oil & Gas Development Co. Ltd.	74,800	74
	Habib Bank Ltd.	77,175	70
*	National Bank of Pakistan	108,000	30
			351
Philippines (0.1%)
	PLDT Inc.	15,520	366
	Manila Electric Co.	32,110	238
	Aboitiz Power Corp.	208,800	151
	Globe Telecom Inc.	3,740	128
	DMCI Holdings Inc.	494,100	106
	Semirara Mining & Power Corp. Class A	156,320	71
			1,060
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	108,601	1,118
	Powszechny Zaklad Ubezpieczen SA	73,314	807
	Bank Polska Kasa Opieki SA	20,222	604
	Polskie Gornictwo Naftowe i Gazownictwo SA	227,748	346
			2,875
Portugal (0.2%)
*	EDP - Energias de Portugal SA	294,381	1,117
	Galp Energia SGPS SA	64,158	1,076
			2,193
Qatar (0.5%)
	Qatar National Bank QPSC	55,594	2,990
	Industries Qatar QSC	25,944	862
	Qatar Islamic Bank SAQ	15,167	695
	Masraf Al Rayan QSC	45,786	457
	Qatar Insurance Co. SAQ	39,529	416
	Commercial Bank PQSC	25,849	361
	Qatar Electricity & Water Co. QSC	6,298	289
	Barwa Real Estate Co.	24,142	230
	Qatar Gas Transport Co. Ltd.	36,009	212
	Ooredoo QPSC	10,865	194
	Qatar Navigation QSC	7,695	143
	Doha Bank QPSC	16,287	97
	Qatar International Islamic Bank QSC	4,798	91
*	Gulf International Services QSC	9,310	41
	Al Meera Consumer Goods Co. QSC	514	20
			7,098
Russia (1.8%)
	Lukoil PJSC ADR	53,947	4,581
	Sberbank of Russia PJSC	1,241,980	4,351
	Gazprom PJSC ADR	574,836	2,874
	Tatneft PJSC ADR	31,407	2,212
	Rosneft Oil Co. PJSC GDR	149,275	995
	LUKOIL PJSC	9,815	838

International High Dividend Yield Index Fund

	Shares	Market Value• ($000)
MMC Norilsk Nickel PJSC ADR	35,146	781
AK Transneft OAO Preference Shares	222	578
Surgutneftegas OAO Preference Shares	949,193	575
Gazprom PJSC	220,795	561
Mobile TeleSystems PJSC ADR	60,918	480
Alrosa PJSC	321,400	469
MMC Norilsk Nickel PJSC	2,033	452
Magnit PJSC GDR	24,003	343
Severstal PJSC GDR	20,190	327
Inter RAO UES PJSC	4,435,000	269
Novolipetsk Steel PJSC	100,180	266
Moscow Exchange MICEX-RTS PJSC	174,046	245
Sberbank of Russia PJSC ADR	14,446	207
Magnit PJSC	3,235	186
Polyus PJSC GDR	4,208	166
Magnitogorsk Iron & Steel Works PJSC	206,300	141
Tatneft PJSC	11,470	134
PhosAgro PJSC GDR	10,445	132
Rostelecom PJSC	114,820	131
Tatneft PAO Preference Shares	10,870	107
RusHydro PJSC	12,696,000	106
Polyus PJSC	1,298	101
Aeroflot PJSC	65,759	98
Federal Grid Co. Unified Energy System PJSC	33,850,000	87
Unipro PJSC	1,488,000	60
Rosneft Oil Co. PJSC	5,910	39
Sistema PJSFC	270,400	37
Mobile TeleSystems PJSC	9,210	36
PhosAgro PJSC	944	35
Severstal PJSC	680	11
		23,011
Saudi Arabia (0.4%)
Al Rajhi Bank	78,295	1,566
Saudi Basic Industries Corp.	22,503	746
National Commercial Bank	31,713	521
Samba Financial Group	45,395	460
Riyad Bank	41,796	332
Alinma Bank	38,894	281
Saudi Telecom Co.	8,577	262
Saudi Electricity Co.	36,692	166
Jarir Marketing Co.	2,569	121
Yanbu National Petrochemical Co.	4,701	91
Saudi Arabian Fertilizer Co.	4,084	89
Saudi Industrial Investment Group	8,606	62
Saudi Cement Co.	3,245	57
Advanced Petrochemical Co.	3,248	53
Bank Al-Jazira	12,394	53
Dar Al Arkan Real Estate Development Co.	15,885	47
Saudi International Petrochemical Co.	6,607	38
Sahara Petrochemical Co.	8,247	38
Riyad REIT Fund	16,934	35
National Gas & Industrialization Co.	2,931	25
Saudi Airlines Catering Co.	928	21
* Al Hammadi Co. for Development and Investment	3,128	21
Musharaka Real Estate Income Fund	7,935	17
Saudi Ground Services Co.	1,414	11
Mouwasat Medical Services Co.	397	9
Al Rajhi REIT	2,758	6
Yanbu Cement Co.	20	—
		5,128
Singapore (1.5%)
DBS Group Holdings Ltd.	229,278	4,768
Oversea-Chinese Banking Corp. Ltd.	420,600	3,747
United Overseas Bank Ltd.	161,380	3,305
Singapore Telecommunications Ltd.	956,988	2,232
Keppel Corp. Ltd.	183,000	912
CapitaLand Ltd.	323,900	842
Singapore Exchange Ltd.	106,351	577
Singapore Technologies Engineering Ltd.	196,400	572
ComfortDelGro Corp. Ltd.	267,100	529
Singapore Airlines Ltd.	68,600	489
Venture Corp. Ltd.	33,600	421
Singapore Press Holdings Ltd.	214,400	396
SATS Ltd.	80,800	311
Golden Agri-Resources Ltd.	800,100	170
Singapore Post Ltd.	191,000	146
Hutchison Port Holdings Trust	620,700	146
StarHub Ltd.	76,200	87
SIA Engineering Co. Ltd.	26,400	49
Frasers Property Ltd.	31,200	43
		19,742
South Africa (1.6%)
Sasol Ltd.	70,211	2,329
Standard Bank Group Ltd.	164,654	2,300
FirstRand Ltd.	414,579	1,973

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
	MTN Group Ltd.	229,510	1,663
	Sanlam Ltd.	224,957	1,205
	Absa Group Ltd.	90,607	1,044
	Old Mutual Ltd.	624,643	1,005
	Nedbank Group Ltd.	51,192	955
	Vodacom Group Ltd.	81,395	657
	RMB Holdings Ltd.	101,460	593
	Mr Price Group Ltd.	33,104	502
	Woolworths Holdings Ltd.	133,079	444
	NEPI Rockcastle plc	45,328	378
	Tiger Brands Ltd.	21,619	376
	Exxaro Resources Ltd.	31,973	366
	Foschini Group Ltd.	27,481	356
	Sappi Ltd.	68,135	325
	Netcare Ltd.	188,796	318
	SPAR Group Ltd.	22,959	312
	Life Healthcare Group Holdings Ltd.	164,503	300
	Truworths International Ltd.	54,958	291
	Investec Ltd.	39,822	255
	AVI Ltd.	38,961	250
	Rand Merchant Investment Holdings Ltd.	97,247	236
	Barloworld Ltd.	26,182	234
	Telkom SA SOC Ltd.	36,181	215
	Kumba Iron Ore Ltd.	6,718	202
	African Rainbow Minerals Ltd.	14,274	170
	MMI Holdings Ltd.	126,499	158
	Santam Ltd.	5,630	132
	Coronation Fund Managers Ltd.	31,840	114
	Liberty Holdings Ltd.	15,038	109
	Pioneer Foods Group Ltd.	17,692	107
	Tsogo Sun Holdings Ltd.	69,630	105
	Reunert Ltd.	18,744	102
	Assore Ltd.	3,910	101
	JSE Ltd.	10,438	101
	Distell Group Holdings Ltd.	9,694	93
	Imperial Logistics Ltd.	20,428	89
	MAS Real Estate Inc.	48,064	74
*	Sibanye Gold Ltd.	20	—
			20,539
South Korea (1.2%)
	Samsung Electronics Co. Ltd. Preference Shares	92,902	2,964
	Shinhan Financial Group Co. Ltd.	57,022	2,155
	KB Financial Group Inc.	50,215	1,983
	KT&G Corp.	14,051	1,229
	Hana Financial Group Inc.	37,245	1,175
	SK Innovation Co. Ltd.	7,327	1,146
	Woori Financial Group Inc.	70,487	836
	SK Telecom Co. Ltd. ADR	26,678	630
	Woongjin Coway Co. Ltd.	7,136	536
	S-Oil Corp.	5,133	405
	Industrial Bank of Korea	32,118	389
	DB Insurance Co. Ltd.	6,041	354
	Hyundai Marine & Fire Insurance Co. Ltd.	7,339	240
	BNK Financial Group Inc.	36,741	220
	NH Investment & Securities Co. Ltd.	16,894	199
	Cheil Worldwide Inc.	8,268	180
	DGB Financial Group Inc.	18,602	134
	Samsung Card Co. Ltd.	3,790	120
	KEPCO Plant Service & Engineering Co. Ltd.	2,638	83
	HDC Holdings Co. Ltd.	4,676	69
	Doosan Corp.	738	65
	Ssangyong Cement Industrial Co. Ltd.	12,482	62
	Hite Jinro Co. Ltd.	3,169	55
	Hyosung TNC Co. Ltd.	12	2
			15,231
Spain (3.4%)
	Banco Santander SA	2,046,998	10,377
	Iberdrola SA	781,092	7,098
	Banco Bilbao Vizcaya Argentaria SA	847,435	5,153
	Telefonica SA	575,272	4,796
	Repsol SA	173,748	2,948
2	Aena SME SA	8,271	1,536
	Ferrovial SA	60,406	1,490
	CaixaBank SA	454,946	1,450
	ACS Actividades de Construccion y Servicios SA	31,455	1,446
	Red Electrica Corp. SA	55,275	1,147
	Naturgy Energy Group SA	39,280	1,118
	Endesa SA	41,002	1,023
	Banco de Sabadell SA	734,119	855
	Enagas SA	28,788	821
	Bankinter SA	89,443	715
	Bankia SA	158,686	440
	Mapfre SA	131,785	396
	Acciona SA	2,719	315
	Acerinox SA	20,798	217
	Zardoya Otis SA	22,574	182
	Mediaset Espana Comunicacion SA	462	4
			43,527
Sweden (1.6%)
	Volvo AB Class B	189,861	3,043
	Investor AB Class B	57,542	2,744
	Swedbank AB Class A	127,055	2,076
^	Hennes & Mauritz AB Class B	112,878	1,970
	Svenska Handelsbanken AB Class A	179,795	1,964

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
	Skandinaviska Enskilda Banken AB Class A	181,749	1,735
	Telia Co. AB	342,407	1,459
^	Boliden AB	35,540	1,058
	SKF AB	49,428	917
	Kinnevik AB	31,213	910
	Tele2 AB	67,896	907
	Skanska AB Class B	45,545	793
	Castellum AB	34,580	622
	Svenska Handelsbanken AB Class B	9,217	100
	ICA Gruppen AB	32	1
			20,299
Switzerland (2.9%)
	Zurich Insurance Group AG	19,099	6,088
	UBS Group AG	437,261	5,863
*	ABB Ltd.	225,002	4,628
	Swiss Re AG	38,387	3,696
	LafargeHolcim Ltd.	59,851	3,073
*	Swiss Life Holding AG	4,382	2,060
	SGS SA	657	1,734
	Swisscom AG	3,258	1,518
	Julius Baer Group Ltd.	27,838	1,345
	Adecco Group AG	19,581	1,125
	Baloise Holding AG	5,965	1,023
	Kuehne & Nagel International AG	6,447	937
	Roche Holding AG (Bearer)	3,393	888
	Swiss Prime Site AG	9,807	788
*	Helvetia Holding AG	847	538
	PSP Swiss Property AG	5,189	529
	Flughafen Zurich AG	2,463	406
	Pargesa Holding SA	5,083	399
	Dufry AG	3,983	390
	Banque Cantonale Vaudoise	358	283
	Sulzer AG	2,184	230
			37,541
Taiwan (5.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,030,000	25,440
	Hon Hai Precision Industry Co. Ltd.	1,500,000	4,223
	Formosa Plastics Corp.	609,879	2,213
	MediaTek Inc.	188,000	1,802
	Nan Ya Plastics Corp.	707,000	1,789
	CTBC Financial Holding Co. Ltd.	2,284,120	1,565
	Formosa Chemicals & Fibre Corp.	432,000	1,554
	Delta Electronics Inc.	271,400	1,432
	Cathay Financial Holding Co. Ltd.	988,908	1,432
	Uni-President Enterprises Corp.	599,000	1,424
	Fubon Financial Holding Co. Ltd.	936,000	1,383
	Mega Financial Holding Co. Ltd.	1,383,000	1,328
	Chunghwa Telecom Co. Ltd. ADR	35,295	1,272
	China Steel Corp.	1,551,000	1,253
	First Financial Holding Co. Ltd.	1,211,427	865
	Yuanta Financial Holding Co. Ltd.	1,408,000	817
	Taiwan Cement Corp.	566,600	771
	Catcher Technology Co. Ltd.	96,000	761
	Taiwan Mobile Co. Ltd.	202,000	739
	Hua Nan Financial Holdings Co. Ltd.	1,101,101	720
	Asustek Computer Inc.	91,996	703
	Quanta Computer Inc.	343,000	658
	Chailease Holding Co. Ltd.	148,000	631
	Formosa Petrochemical Corp.	170,000	631
	Taishin Financial Holding Co. Ltd.	1,250,272	567
	Far Eastern New Century Corp.	509,000	556
	United Microelectronics Corp. ADR	252,787	549
	SinoPac Financial Holdings Co. Ltd.	1,335,641	515
	Novatek Microelectronics Corp.	76,000	497
	Chunghwa Telecom Co. Ltd.	136,000	490
	Pegatron Corp.	258,000	488
	Yageo Corp.	49,000	486
	Far EasTone Telecommunications Co. Ltd.	195,000	478
	Pou Chen Corp.	344,000	418
	Asia Cement Corp.	300,000	406
	Realtek Semiconductor Corp.	58,000	393
	Lite-On Technology Corp.	276,194	390
	Eclat Textile Co. Ltd.	25,200	360
	Compal Electronics Inc.	513,000	332
	ASE Technology Holding Co. Ltd.	141,171	328
	Feng TAY Enterprise Co. Ltd.	40,000	324
	Foxconn Technology Co. Ltd.	140,190	314
	Cheng Shin Rubber Industry Co. Ltd.	234,994	314
	Inventec Corp.	385,994	310

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
	Globalwafers Co. Ltd.	28,000	307
	Wistron Corp.	364,656	303
	Vanguard International Semiconductor Corp.	117,000	260
	Synnex Technology International Corp.	170,000	212
	Nanya Technology Corp.	93,000	197
	Chicony Electronics Co. Ltd.	68,370	169
	Teco Electric and Machinery Co. Ltd.	211,000	158
	Formosa Taffeta Co. Ltd.	130,000	157
	Taiwan Fertilizer Co. Ltd.	86,000	125
	Feng Hsin Steel Co. Ltd.	57,000	112
	United Microelectronics Corp.	252,000	110
	Taiwan Secom Co. Ltd.	36,000	101
	Transcend Information Inc.	34,000	77
	Oriental Union Chemical Corp.	85,000	72
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	232	10
			66,291
Thailand (0.9%)
	PTT PCL (Foreign)	1,808,700	2,761
	Siam Cement PCL NVDR	79,400	1,149
	Siam Commercial Bank PCL (Foreign)	279,500	1,148
	Advanced Info Service PCL (Foreign)	143,072	852
	PTT Exploration & Production PCL (Foreign)	179,608	750
	PTT Global Chemical PCL	272,099	587
	Krung Thai Bank PCL (Foreign)	836,400	495
	Intouch Holdings (Foreign)	221,600	413
	Bangkok Bank PCL (Foreign)	63,400	415
	Digital Telecommunications Infrastructure Fund	806,800	402
	Siam Cement PCL (Foreign)	25,550	370
	Thai Oil PCL (Foreign)	133,200	289
	Banpu PCL	510,100	262
	IRPC PCL (Foreign)	1,204,500	213
	Thai Union Group PCL	342,300	203
	Land & Houses PCL (Foreign)	554,800	195
	Ratchaburi Electricity Generating Holding PCL (Local)	86,400	169
	Glow Energy PCL (Foreign)	52,900	152
	Siam Commercial Bank PCL	30,700	126
	Land & Houses PCL NVDR	265,200	93
	Siam City Cement PCL (Foreign)	10,132	69
	Intouch Holdings-NVDR	18,400	34
	Intouch Holdings	12,800	24
	Electricity Generating PCL (Foreign)	697	7
	Charoen Pokphand Foods PCL (Foreign)	4,200	4
			11,182
Turkey (0.2%)
*	Turkiye Garanti Bankasi AS	265,331	364
	Akbank T.A.S.	344,600	354
	Tupras Turkiye Petrol Rafinerileri AS	15,949	330
	Turkcell Iletisim Hizmetleri AS	137,093	288
	Eregli Demir ve Celik Fabrikalari TAS	174,106	268
*	Turkiye Is Bankasi AS	167,372	151
	Tekfen Holding AS	22,057	98
	TAV Havalimanlari Holding AS	23,027	98
	Petkim Petrokimya Holding AS	119,410	90
	Ford Otomotiv Sanayi AS	9,481	84
	Enka Insaat ve Sanayi AS	78,543	71
	Turkiye Sise ve Cam Fabrikalari AS	65,366	67
	Soda Sanayii AS	45,670	59
*	Turk Telekomunikasyon AS	64,492	46
	Tofas Turk Otomobil Fabrikasi AS	14,416	43
	Iskenderun Demir ve Celik AS	27,461	32
2	Enerjisa Enerji AS	33,617	30
	Turkiye Halk Bankasi AS	1,321	1
			2,474
United Arab Emirates (0.7%)
	First Abu Dhabi Bank PJSC	1,376,290	5,994
	Emirates Telecommunications Group Co. PJSC	224,048	1,019
	Abu Dhabi Commercial Bank PJSC	332,282	894
	Dubai Islamic Bank PJSC	193,460	272
	Abu Dhabi Islamic Bank PJSC	185,856	242
	Aldar Properties PJSC	464,841	226
	Dana Gas PJSC	656,997	171
	Emaar Malls PJSC	276,536	131
	Abu Dhabi National Oil Co. for Distribution PJSC	163,904	116
	Dubai Investments PJSC	246,435	91

International High Dividend Yield Index Fund

	Shares	Market Value• ($000)
* Air Arabia PJSC	215,052	60
DAMAC Properties Dubai Co. PJSC	166,712	56
Emaar Properties PJSC	5,226	7
* Dubai Financial Market PJSC	27,306	6
Al Waha Capital PJSC	703	—
		9,285
United Kingdom (17.2%)
HSBC Holdings plc	2,563,765	22,338
Royal Dutch Shell plc Class A	637,964	20,326
BP plc	2,531,628	18,409
Royal Dutch Shell plc Class B	409,304	13,210
GlaxoSmithKline plc	621,641	12,771
AstraZeneca plc	167,345	12,467
British American Tobacco plc	287,097	11,240
Unilever plc	140,208	8,499
Rio Tinto plc	141,296	8,243
Lloyds Banking Group plc	9,054,465	7,405
Vodafone Group plc	3,402,119	6,311
BHP Group plc	264,942	6,254
Glencore plc	1,437,531	5,704
National Grid plc	432,370	4,737
Barclays plc	2,168,717	4,654
Imperial Brands plc	120,748	3,842
Anglo American plc	125,568	3,258
BT Group plc	1,060,071	3,163
Standard Chartered plc	343,018	3,136
Aviva plc	500,981	2,814
Legal & General Group plc	755,625	2,748
BAE Systems plc	402,364	2,586
SSE plc	131,107	1,962
WPP plc	156,573	1,954
Royal Bank of Scotland Group plc	570,374	1,786
Persimmon plc	39,494	1,154
Standard Life Aberdeenplc	312,848	1,140
Micro Focus International plc	43,404	1,100
Carnival plc	20,705	1,098
Barratt Developments plc	130,810	1,029
Centrica plc	731,832	1,017
St. James’s Place plc	68,155	1,000
Taylor Wimpey plc	409,771	971
United Utilities Group plc	88,303	958
RSA Insurance Group plc	132,836	942
Kingfisher plc	267,745	923
Smurfit Kappa Group plc	30,609	898
ITV plc	474,501	847
Severn Trent plc	30,677	817
Marks & Spencer Group plc	212,507	793
Wm Morrison Supermarkets plc	280,369	790
Direct Line Insurance Group plc	178,990	770
International Consolidated Airlines Group SA (London Shares)	108,660	768
DS Smith plc	163,778	765
Admiral Group plc	26,478	763
Berkeley Group Holdings plc	14,992	735
Meggitt plc	102,407	729
Phoenix Group Holdings plc	68,353	646
GVC Holdings plc	74,283	634
Bellway plc	15,314	622
TUI AG	55,318	616
Tate & Lyle plc	61,136	613
J Sainsbury plc	207,247	602
Schroders plc	14,450	598
G4S plc	201,015	568
Cineworld Group plc	130,872	543
RPC Group plc	52,202	538
Investec plc	84,596	537
Pennon Group plc	53,996	528
Evraz plc	63,868	524
John Wood Group plc	85,197	522
IMI plc	35,746	491
Babcock International Group plc	63,595	437
Inchcape plc	53,832	432
easyJet plc	28,181	427
CYBG plc	159,039	422
Royal Mail plc	119,089	393
Polymetal International plc	36,833	388
Ashmore Group plc	46,413	278
British American Tobacco plc ADR	4,220	165
Dixons Carphone plc	732	1
Travis Perkins plc	38	1
Inmarsat plc	21	—
		221,350
United States (0.1%)
ASE Technology Holding Co. Ltd. ADR	144,724	659
Grupo Aval Acciones y Valores SA ADR	7,552	59
		718
Total Common Stocks (Cost $1,288,028)		1,274,757

International High Dividend Yield Index Fund

		Shares	Market Value• ($000)
Temporary Cash Investments (3.7%)[1]
Money Market Fund (3.7%)
4,5	Vanguard Market Liquidity Fund, 2.545%	482,440	48,249

		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill, 2.390%, 7/5/19	100	100
Total Temporary Cash Investments (Cost $48,348)			48,349
Total Investments (102.8%) (Cost $1,336,376)			1,323,106

Amount ($000)
Other Assets and Liabilities (-2.8%)
Other Assets
Investment in Vanguard	60
Receivables for Accrued Income	6,730
Receivables for Capital Shares Issued	49
Variation Margin Receivable—Futures Contracts	25
Unrealized Appreciation—Forward Currency Contracts	120
Other Assets[6]	1,317
Total Other Assets	8,301
Liabilities
Payables for Investment Securities Purchased	(3,164)
Collateral for Securities on Loan	(41,385)
Payables for Capital Shares Redeemed	(165)
Payables to Vanguard	(194)
Unrealized Depreciation—Forward Currency Contracts	(69)
Other Liabilities	(19)
Total Liabilities	(44,996)
Net Assets (100%)	1,286,411

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	1,290,641
Total Distributable Earnings (Loss)	(4,230)
Net Assets	1,286,411
Investor Shares—Net Assets
Applicable to 277,089 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,927
Net Asset Value Per Share—Investor Shares	$25.00

ETF Shares—Net Assets
Applicable to 17,412,037 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,087,285
Net Asset Value Per Share—ETF Shares	$62.44

Admiral Shares—Net Assets
Applicable to 6,351,010 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	192,199
Net Asset Value Per Share—Admiral Shares	$30.26

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,715,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.8%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $10,607,000, representing 0.8% of net assets.

3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $41,385,000 of collateral received for securities on loan.
6	Securities with a value of $100,000 and cash of $494,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

International High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	80	11,794	414

Forward Currency Contracts
	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/26/19	EUR	3,160	USD	3,613	—	(51)
Goldman Sachs International	6/25/19	AUD	2,107	USD	1,504	—	(16)
Bank of America, N.A.	6/25/19	AUD	211	USD	151	—	(2)
Goldman Sachs International	6/26/19	USD	3,759	EUR	3,261	82	—
BNP Paribas	7/2/19	USD	2,005	JPY	219,800	21	—
Bank of America, N.A.	6/25/19	USD	1,649	AUD	2,311	17	—
						120	(69)

AUD—Australian dollar.

EUR—euro.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Dividends[1]	24,565
Interest[2]	72
Securities Lending—Net	167
Total Income	24,804
Expenses
The Vanguard Group—Note B
Investment Advisory Services	154
Management and Administrative—Investor Shares	13
Management and Administrative—ETF Shares	1,276
Management and Administrative—Admiral Shares	243
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	27
Marketing and Distribution—Admiral Shares	6
Custodian Fees	47
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	14
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	—
Total Expenses	1,783
Expenses Paid Indirectly	(12)
Net Expenses	1,771
Net Investment Income	23,033
Realized Net Gain (Loss)
Investment Securities Sold[2]	4,951
Futures Contracts	51
Forward Currency Contracts	(165)
Foreign Currencies	(35)
Realized Net Gain (Loss)	4,802
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	61,981
Futures Contracts	887
Forward Currency Contracts	171
Foreign Currencies	1
Change in Unrealized Appreciation (Depreciation)	63,040
Net Increase (Decrease) in Net Assets Resulting from Operations	90,875

1 Dividends are net of foreign withholding taxes of $2,166,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $57,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,033	43,697
Realized Net Gain (Loss)	4,802	5,268
Change in Unrealized Appreciation (Depreciation)	63,040	(143,207)
Net Increase (Decrease) in Net Assets Resulting from Operations	90,875	(94,242)
Distributions
Net Investment Income
Investor Shares	(111)	(349)
ETF Shares	(15,248)	(33,497)
Admiral Shares	(2,882)	(7,177)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(18,241)	(41,023)
Capital Share Transactions
Investor Shares	(2,041)	834
ETF Shares	136,798	403,658
Admiral Shares	443	35,215
Net Increase (Decrease) from Capital Share Transactions	135,200	439,707
Total Increase (Decrease)	207,834	304,442
Net Assets
Beginning of Period	1,078,577	774,135
End of Period	1,286,411	1,078,577

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2019	Year Ended October 31,		Feb. 25, 2016[1] to Oct. 31, 2016
		2018	2017
Net Asset Net Asset Value, Beginning of Period	$23.56	$26.29	$22.24	$20.00
Investment Operations
Net Investment Income[2]	.443	1.033	.947	.578
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.362	(2.840)	3.865	2.059
Total from Investment Operations	1.805	(1.807)	4.812	2.637
Distributions
Dividends from Net Investment Income	(.365)	(.923)	(.762)	(.397)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.365)	(.923)	(.762)	(.397)
Net Asset Value, End of Period	$25.00	$23.56	$26.29	$22.24
Total Return[4]	7.80%[5]	-7.09%[5]	21.92%[5]	13.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7	$9	$9	$3
Ratio of Total Expenses to Average Net Assets	0.42%	0.42%	0.42%	0.42%[6,7]
Ratio of Net Investment Income to Average Net Assets	3.66%	3.96%	3.63%	3.55%[6]
Portfolio Turnover Rate[8]	7%	10%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Inception.

2       Calculated based on average shares outstanding.

3       Includes increases from purchase and redemption fees of $.00 for 2019, $.01 for 2018, and $.02 for 2017.

4       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

5       Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

6       Annualized.

7       The ratio of total expenses to average net assets before an expense reimbursement of 0.31% was 0.73%. The expense reimbursement was due to higher than anticipated custody costs associated with a higher volume of securities transactions, which included transactions from a rebalance of the benchmark index shortly after the fund’s inception. The fund is not obligated to repay this amount to Vanguard.

8       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2019	Year Ended October 31,		Feb. 25, 2016[1] to Oct. 31, 2016
		2018	2017
Net Asset Value, Beginning of Period	$58.85	$65.69	$55.61	$50.00
Investment Operations
Net Investment Income[2]	1.191	2.639	2.329	1.323
Net Realized and Unrealized Gain (Loss) on Investments[3]	3.348	(7.097)	9.763	5.305
Total from Investment Operations	4.539	(4.458)	12.092	6.628
Distributions
Dividends from Net Investment Income	(.949)	(2.382)	(2.012)	(1.018)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.949)	(2.382)	(2.012)	(1.018)
Net Asset Value, End of Period	$62.44	$58.85	$65.69	$55.61
Total Return	7.86%	-7.03%	22.03%	13.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,087	$889	$598	$117
Ratio of Total Expenses to Average Net Assets	0.31%	0.32%	0.32%	0.32%[4,5]
Ratio of Net Investment Income to Average Net Assets	3.77%	4.06%	3.73%	3.65%[4]
Portfolio Turnover Rate[6]	7%	10%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Inception.

2       Calculated based on average shares outstanding.

3       Includes increases from purchase and redemption fees of $.01 for 2019, $.02 for 2018, and $.04 for 2017.

4       Annualized.

5       The ratio of total expenses to average net assets before an expense reimbursement of 0.31% was 0.63%. The expense reimbursement was due to higher than anticipated custody costs associated with a higher volume of securities transactions, which included transactions from a rebalance of the benchmark index shortly after the fund’s inception. The fund is not obligated to repay this amount to Vanguard.

6       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2019	Year Ended October 31,		March 2, 2016[1] to Oct. 31, 2016
		2018	2017
Net Asset Value, Beginning of Period	$28.52	$31.83	$26.92	$25.00
Investment Operations
Net Investment Income[2]	.568	1.264	1.114	.597
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.631	(3.423)	4.743	1.817
Total from Investment Operations	2.199	(2.159)	5.857	2.414
Distributions
Dividends from Net Investment Income	(.459)	(1.151)	(.947)	(.494)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.459)	(1.151)	(.947)	(.494)
Net Asset Value, End of Period	$30.26	$28.52	$31.83	$26.92
Total Return[4]	7.86%[5]	-7.00%[5]	22.04%[5]	9.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$192	$181	$168	$84
Ratio of Total Expenses to Average Net Assets	0.31%	0.32%	0.32%	0.32%[6,7]
Ratio of Net Investment Income to Average Net Assets	3.77%	4.06%	3.73%	3.65%[6]
Portfolio Turnover Rate[8]	7%	10%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Inception.

2       Calculated based on average shares outstanding.

3       Includes increases from purchase and redemption fees of $.00 for 2019, $.01 for 2018, and $.02 for 2017.

4       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

5       Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

6       Annualized.

7       The ratio of total expenses to average net assets before an expense reimbursement of 0.31% was 0.63%. The expense reimbursement was due to higher than anticipated custody costs associated with a higher volume of securities transactions, which included transactions from a rebalance of the benchmark index shortly after the fund’s inception. The fund is not obligated to repay this amount to Vanguard.

8       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Notes to Financial Statements

Vanguard International High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

International High Dividend Yield Index Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

International High Dividend Yield Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

International High Dividend Yield Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $60,000, representing 0.00% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $12,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	126,999	—	—
Common Stocks—Other	2,626	1,144,794	338
Temporary Cash Investments	48,249	100	—
Futures Contracts—Assets[1]	25	—	—
Forward Currency Contracts—Assets	—	120	—
Forward Currency Contracts—Liabilities	—	(69)	—
Total	177,899	1,144,945	338

1 Represents variation margin on the last day of the reporting period.

International High Dividend Yield Index Fund

E. At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	25	—	25
Unrealized Appreciation—Forward Currency Contracts	—	120	120
Total Assets	25	120	145

Unrealized Depreciation—Forward Currency Contracts	—	(69)	(69)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	51	—	51
Forward Currency Contracts	—	(165)	(165)
Realized Net Gain (Loss) on Derivatives	51	(165)	(114)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	887	—	887
Forward Currency Contracts	—	171	171
Change in Unrealized Appreciation (Depreciation) on Derivatives	887	171	1,058

F. As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,337,068
Gross Unrealized Appreciation	91,097
Gross Unrealized Depreciation	(104,594)
Net Unrealized Appreciation (Depreciation)	(13,497)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses totaling $5,468,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

International High Dividend Yield Index Fund

G.  During the six months ended April 30, 2019, the fund purchased $288,280,000 of investment securities and sold $152,476,000 of investment securities, other than temporary cash investments. Purchases and sales include $116,845,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

H.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2019		October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	436	17	7,139	269
Issued in Lieu of Cash Distributions	104	5	323	13
Redeemed[2]	(2,581)	(108)	(6,628)	(256)
Net Increase (Decrease)—Investor Shares	(2,041)	(86)	834	26
ETF Shares
Issued[1]	136,798	2,302	461,728	6,912
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(58,070)	(900)
Net Increase (Decrease)—ETF Shares	136,798	2,302	403,658	6,012
Admiral Shares
Issued[1]	22,601	783	79,430	2,484
Issued in Lieu of Cash Distributions	2,444	88	6,055	197
Redeemed[2]	(24,602)	(856)	(50,270)	(1,611)
Net Increase (Decrease)—Admiral Shares	443	15	35,215	1,070

1 Includes purchase fees for fiscal 2019 and 2018 of $53,000 and $212,000, respectively (fund totals).

2 Net of redemption fees for fiscal 2019 and 2018 of $62,000 and $124,000, respectively (fund totals).

I.   Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2016 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also well below their peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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P.O. Box 2600
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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q20152 062019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2019

VANGUARD WHITEHALL FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.